TRUST SHARES
                               INVESTMENT A SHARES
                               INVESTMENT B SHARES


                       HUNTINGTON FUNDS SEMI-ANNUAL REPORT


                                  June 30, 2001


                               MONEY MARKET FUNDS
                        o Huntington Money Market Fund
                 o Huntington Ohio Municipal Money Market Fund
                   o Huntington Florida Tax-Free Money Fund
                 o Huntington U.S. Treasury Money Market Fund



            EQUITY FUNDS                             INCOME FUNDS
       o Huntington Growth Fund          o Huntington Mortgage Securities Fund
   o Huntington Income Equity Fund         o Huntington Ohio Tax-Free Fund
   o Huntington Rotating Index Fund       o Huntington Michigan Tax-Free Fund
  o Huntington Dividend Capture Fund   o Huntington Fixed Income Securities Fund
o Huntington International Equity Fund    o Huntington Intermediate Government
 o Huntington Mid Corp America Fund                    Income Fund
    o Huntington New Economy Fund        o Huntington Short/Intermediate Fixed
                                                Income Securities Fund

                        [Huntington Funds logo omitted}

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   MESSAGE FROM THE CHIEF INVESTMENT OFFICER
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DEAR SHAREHOLDERS:

THE FIRST HALF OF 2001 WAS CHALLENGING FOR EQUITY INVESTORS YET PRODUCTIVE FOR HOLDERS OF FIXED INCOME INVESTMENTS. THE ENVIRONMENT WAS HIGHLIGHTED BY SIGNIFICANT FEDERAL FUNDS CUTS BY THE FEDERAL RESERVE BOARD, WHOSE INTENT WAS TO LESSEN THE MARKED DECLINE IN THE NATION'S PRODUCTION. APPREHENSIONS OF A PENDING RECESSION AND NEGATIVE CORPORATE EARNINGS COMPARISONS DROVE MOST OF THE EQUITY MARKETS LOWER. THIS WAS MOST PRONOUNCED IN THE TECHNOLOGY AND HEALTHCARE MARKET SECTORS AS BOTH INDUSTRIES NOTED SIGNIFICANT CHANGES IN THEIR GROWTH PATTERNS.

HUNTINGTON TOOK THIS MARKET WEAKNESS AS A MAJOR OPPORTUNITY TO LAUNCH FIVE NEW HUNTINGTON FUNDS. INTRODUCED IN EARLY MARCH WERE FOUR NEW EQUITY FUNDS THAT WERE SPECIFICALLY DESIGNED TO PROVIDE PARTICULAR OPPORTUNITIES IN SELECT MARKETS. THE NEEDS OF TRUST INVESTORS, AS WELL AS THE RETAIL PUBLIC, WERE AT THE FOREFRONT OF THE DEVELOPMENT CONCEPT. FROM THE OUTSET, WE WANTED EACH FUND TO PRESENT A UNIQUE SET OF RISK/REWARD CHARACTERISTICS, A PARTICULAR SALES CONCEPT, AN INNOVATIVE MEANS BY WHICH THE INVESTMENT MANAGEMENT PROCESS ADDED VALUE AND MULTIPLE PRICING ALTERNATIVES.

THE FIFTH FUND, THE HUNTINGTON ROTATING INDEX FUND WAS INITIATED ON THE FIRST OF MAY. THIS FUND WAS DEVELOPED TO TAKE ADVANTAGE OF OUR "TOP-DOWN" INVESTMENT PHILOSOPHY BY IMITATING THE RESULTS AVAILABLE FROM THE MAJOR INDEXES. WHEREAS MANY INDEX FUNDS EMULATE A SINGLE SPECIFIED INDEX, THIS NEW FUND HAS THE FLEXIBILITY TO ALTER THE TARGET INDEX AS OUR INVESTMENT POLICY COMMITTEE ANTICIPATES MARKET OPPORTUNITIES. WE FEEL THIS FUND HAS PARTICULAR MERIT AS A SELECTION ALTERNATIVE IN 401K TYPE RETIREMENT PLANS.

WE ARE EXTREMELY PROUD OF OUR NEW FUNDS AND THE RESULTS ACHIEVED BY OUR EXISTING FUND FAMILY. WITH SEVENTEEN DIFFERENT FUNDS, WE FEEL WE CAN EXPAND OUR CUSTOMERS' ABILITY TO DIVERSIFY AND UTILIZE THE EXPERTISE OF OUR PROFESSIONAL INVESTMENT STAFF. THE FIVE NEW FUNDS HAVE GROWN TO ALMOST $100 MILLION IN THESE PAST FEW MONTHS AND OUR ENTIRE HUNTINGTON FUNDS FAMILY IS NEARLY $3 BILLION IN ASSETS.

WE ARE, LIKEWISE, PROUD OF THE FUND MANAGERS, ANALYSTS AND PORTFOLIO MANAGERS THAT MAKE THE DECISIONS REGARDING THE INVESTMENTS WITHIN OUR FUNDS. PLEASE PAY CLOSE ATTENTION TO THE COMMENTS OF EACH MANAGER AS THEY DISCUSS THEIR FUND. THESE DESCRIPTIONS WILL ASSIST YOU IN DETERMINING WHETHER A FUND IS APPROPRIATE FOR YOUR NEEDS AND SUITABLE FOR YOUR INVESTMENT STANDARDS.

VERY TRULY YOURS,


/S/ B. Randolph Bateman


B. RANDOLPH BATEMAN
CHIEF INVESTMENT OFFICER
HUNTINGTON ASSET ADVISORS, INC.

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   INVESTMENT REVIEW
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MONEY MARKET FUNDS: HUNTINGTON MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE
PRESIDENT AND PORTFOLIO MANAGER)

DURING THE FIRST QUARTER OF 2001, THE FEDERAL RESERVE BOARD LOWERED THE FEDERAL FUNDS RATE BY 150 BASIS POINTS. SHORT-TERM RATES CONTINUED TO DECLINE DURING THE SECOND QUARTER WITH THE SLOWING ECONOMY AND AGGRESSIVE EASING BY THE FEDERAL RESERVE BOARD.

WE BELIEVE THAT THE U.S. ECONOMY HIT BOTTOM IN THE SECOND QUARTER OF 2001. REAL GDP (GROSS DOMESTIC PRODUCT) GROWTH WAS FLAT AT BEST WITH A HIGH LIKELIHOOD THAT GROWTH DIPPED TO RATES NOT SEEN SINCE THE 1990-1991 RECESSION. TRIGGERED BY TIGHT MONETARY POLICY AND RISING ENERGY PRICES, THE SLOWDOWN THAT BEGAN IN THE SECOND QUARTER OF 2000 HAS NEGATIVELY IMPACTED VIRTUALLY EVERY INDUSTRY AND SECTOR OF THE U.S. ECONOMY.

WE WOULD LOOK FOR SHORT-TERM RATES TO STABILIZE AT THE PRESENT LEVELS, WITH THE FEDERAL RESERVE BOARD COMING TO THE END OF THIS EASING CYCLE. THE FUND WILL CONTINUE TO PURCHASE HIGH QUALITY COMMERCIAL PAPER AND AGENCY DISCOUNT NOTES WITH AN AVERAGE LIFE OF 35 TO 45 DAYS.

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND (KATHY STYLAREK, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER)

THE OHIO MUNICIPAL MONEY MARKET FUND HAS SEEN SOME POSITIVE CHANGES IN 2001. WE WERE ABLE TO POSITION THE FUND AHEAD OF THE FEDERAL RESERVE BOARD'S FEDERAL FUNDS RATE CHANGES AND REMAIN COMPETITIVE WITH OTHER OHIO MONEY MARKET FUNDS. THE FUND MAINTAINED ITS COMMITMENT TO STAY FREE OF AMT ISSUES WHILE OFFERING A GOOD RATE OF RETURN TO INVESTORS.

THE GOALS OF THE FUND ARE TO REMAIN COMPETITIVE WITH ITS PEERS AND OFFER AN OHIO MONEY MARKET FUND WHICH DOES NOT INVEST IN COMMERCIAL PAPER, THE INTEREST ON WHICH IS SUBJECT TO AMT, AND THAT CAN BE USED AS A STAPLE FOR THE LIQUID MONEY OF OUR TAX-FREE INVESTORS. WE WILL CONTINUE TO KEEP A CLOSE EYE ON THE FEDERAL RESERVE BOARD'S FEDERAL FUNDS RATE CHANGES AND TAKE ADVANTAGE OF OPPORTUNITIES AS THEY PRESENT THEMSELVES. ALSO, WE WILL CLOSELY MONITOR THE QUALITY OF THE BONDS WITHIN THE PORTFOLIO TO BE SURE THEY MEET THE STANDARDS THE FUND REQUIRES. THE MUNICIPAL CURVE BEGAN THE YEAR FAIRLY FLAT (LITTLE DIFFERENCE IN YIELD BETWEEN SHORT- AND LONGER-TERM ISSUES) BUT HAS NOW BECOME THE STEEPEST IT HAS BEEN SINCE NOVEMBER 1994. GIVEN THAT THE SPREAD BETWEEN THE SHORT-END AND THE LONG-END HAS WIDENED CONSIDERABLY, WE ARE LOOKING TO POSITION THE FUND TO BE ABLE TO TAKE ADVANTAGE OF THIS BY EXTENDING THE FUND'S AVERAGE WEIGHTED MATURITY. WE BELIEVE THE FUND IS WELL POSITIONED TO HAVE A STRONG PERFORMANCE FOR THE THIRD QUARTER.

HUNTINGTON FLORIDA TAX-FREE MONEY FUND (KATHY STYLAREK, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER)

THE FLORIDA TAX-FREE MONEY FUND BEGAN BEING MANAGED BY HUNTINGTON ON MAY 1 OF THIS YEAR. AT THAT TIME, WE BEGAN TO DO SOME FINE-TUNING TO BRING MORE QUALITY AND AGILITY TO THE FUND. THE FUND STILL DOES NOT HOLD COMMERCIAL PAPER, THE INTEREST ON WHICH IS SUBJECT TO AMT. WE WERE ABLE TO INCREASE OUR POSITION IN PRE-REFUNDED ISSUES OF A SLIGHTLY SMALLER SIZE. THIS PROVIDED FLEXIBILITY TO THE FUND WITH A MORE STAGGERED APPROACH TO MATURITIES.

THE GOALS OF THE FUND ARE TO REMAIN COMPETITIVE WITH ITS PEERS AND OFFER A FLORIDA MONEY MARKET FUND THAT DOES NOT INVEST IN COMMERCIAL PAPER, THE INTEREST ON WHICH IS SUBJECT TO AMT, AND THAT CAN BE USED AS A STAPLE FOR THE LIQUID MONEY OF OUR TAX-FREE INVESTORS. WE WILL KEEP A CLOSE EYE ON RATE CHANGES IMPLEMENTED BY THE FEDERAL RESERVE BOARD AND TAKE ADVANTAGE OF THE OPPORTUNITIES AS THEY PRESENT THEMSELVES. WE WILL MAINTAIN THE QUALITY OF THE FUND BY CONDUCTING THE APPROPRIATE RESEARCH TO BRING VALUE TO THE PORTFOLIO. KEEPING IN MIND THE CURRENT STEEPENING OF THE CURVE, WE WILL TAKE ADVANTAGE WHEN WE CAN BY ANTICIPATING THE CURVE FLATTENING NEAR THE FOURTH QUARTER.

HUNTINGTON U.S. TREASURY MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER)

WE BELIEVE THAT THE ECONOMY IS NOW MOVING INTO A PERIOD OF ACCELERATING GROWTH AND RECOVERY. THE FEDERAL RESERVE BOARD HAS CUT THE FEDERAL FUNDS RATE BY A TOTAL OF 2.75% SINCE THE BEGINNING OF THE YEAR. THE THREE-MONTH TREASURY BILL WAS YIELDING 5.9% ON JANUARY 1, 2001 AND HAS FALLEN TO A CURRENT YIELD OF 3.60%. OUR ECONOMIC PROJECTIONS ARE THAT THESE INTEREST RATE MOVES SHOULD BE SUFFICIENT TO STIMULATE THE ECONOMY. HENCE, WE WOULD EXPECT RATES TO STABILIZE AT THESE LEVELS FOR THE BALANCE OF THE YEAR.

THE FUND WILL CONTINUE TO INVEST IN A COMBINATION OF REPURCHASE AGREEMENTS AND TREASURY NOTES AND BILLS WITH AN AVERAGE LIFE OF 35 TO 45 DAYS. SHOULD WE NOTE AN INCREASE IN INTEREST RATES LATER IN THE YEAR, WE WOULD EXPECT TO LENGTHEN THE MATURITIES OF OUR PORTFOLIO HOLDINGS.

EQUITY FUNDS: HUNTINGTON GROWTH FUND (JAMES J. GIBBONEY, JR., CFA, VICE PRESIDENT AND PORTFOLIO MANAGER)

THE ECONOMY REMAINS SLUGGISH EVEN THOUGH THE FEDERAL RESERVE BOARD HAS LOWERED THE FEDERAL FUNDS RATE ON SIX SEPARATE OCCASIONS THIS YEAR. COMPANY EARNINGS ARE WEAK, CONCURRENT WITH THE WEAKENING ECONOMY, A STRONG DOLLAR

2

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AND TOUGH COMPARISONS WITH LAST YEAR'S EARNINGS. FRUSTRATING NO DOUBT, BUT
CONSIDER THAT EARNINGS PER SHARE FOR THE S&P 500 HAS RISEN BY ALMOST 150% OVER THE LAST TEN YEARS. THIS AMOUNTS TO A COMPOUND ANNUAL GROWTH RATE OF 9.3%. NO TREE GROWS TO THE SKY WITHOUT A RESPITE ALONG THE WAY.

EARLY IN THE YEAR, WE POSITIONED THE HUNTINGTON GROWTH FUND TO CAPITALIZE ON THE IMPROVEMENT IN THE ECONOMY BROUGHT ABOUT BY REDUCTIONS IN INTEREST RATES. THE LATTER HALF OF THE EQUATION HAS MATERIALIZED AND WE ANTICIPATE THAT THE NEW ENVIRONMENT WILL FAVOR OUR SECTOR EMPHASIS. WITH THE TAILWIND OF EVEN LOWER INTEREST RATES, WE EXPECT OUR CONSUMER CYCLICAL, CAPITAL GOODS, AND OUR TECHNOLOGY HOLDINGS TO EXPERIENCE GREATER ATTENTION BY INVESTORS.

MUCH OF OUR RESEARCH FOCUS IS DIRECTED TOWARD DISCOVERING ATTRACTIVE COMPANIES WITH TALENTED MANAGEMENT TEAMS. AN ECONOMIC RECOVERY WOULD ALLOW THOSE MANAGERS TO SWITCH FROM A DEFENSIVE OPERATING MODE TO A MORE AGGRESSIVE POSTURE. THIS TRANSITION SHOULD BENEFIT THE FUND AS THOSE MANAGEMENT SKILLS ARE DEPLOYED.

HUNTINGTON INCOME EQUITY FUND (JAMES M. BUSKIRK, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER)

DURING THE FIRST QUARTER OF 2001, WE IMPLEMENTED A REPOSITIONING IN THE HUNTINGTON INCOME EQUITY FUND THAT ENTAILED THE SWAPPING OUT OF A PORTION OF THE FUND'S BONDS IN FAVOR OF HIGH-YIELDING OUT-OF-FAVOR STOCKS. SO FAR, THIS SHIFT HAS PROVEN BENEFICIAL TO THE FUND'S SHAREHOLDERS, AS MOST OF THE RECENT PURCHASES HAVE INCREASED IN PRICE EVEN THOUGH THE BROAD STOCK MARKET HAS BEEN TRENDLESS FOR MOST OF THIS YEAR'S FIRST HALF. SUCH PURCHASES AS HUBBELL, OCCIDENTAL PETROLEUM, GENUINE PARTS, SUPERVALU, AND TUPPERWARE OFFERED INVESTORS THE TWIN BENEFITS OF HIGH DIVIDEND YIELDS AND ATTRACTIVE VALUATIONS. THOSE HIGH DIVIDENDS HAVE ENABLED THE FUND TO MAINTAIN ITS MONTHLY CASH DIVIDEND AT THE SAME HIGH RATE THAT IT PAID AT YEAR-END 2000, EVEN THOUGH, AS STATED, ITS EQUITY ALLOCATION IS HIGHER NOW THAN THEN.

THE FUND CONTINUES TO SEEK TO PROVIDE ITS SHAREHOLDERS WITH AN ATTRACTIVE COMBINATION OF A HIGH CURRENT DIVIDEND PAY-OUT, STEADY DIVIDEND GROWTH, MODEST CAPITAL APPRECIATION AND TAX EFFICIENCY. THE PURSUIT OF THESE GOALS LEADS US TO INVEST IN A BROADLY DIVERSIFIED PORTFOLIO OF STOCKS- SAVE FOR THE DIVIDEND-LESS TECHNOLOGY SECTOR- WITH SOME EMPHASIS ON SUCH GROUPS AS ENERGY, UTILITIES, BASIC MATERIALS, AND FINANCIALS. SINCE MOST OF THESE OVERWEIGHTED GROUPS WERE IN FAVOR DURING THE SECOND QUARTER, THE FUND POSTED AN ABOVE-AVERAGE TOTAL RETURN FOR THE PERIOD.

HUNTINGTON ROTATING INDEX FUND (BOB HOFFMAN, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER)

THE SECOND QUARTER SAW THE LAUNCH OF THE ROTATING INDEX FUND. THE FIRST INDEX SELECTED TO TRACK WAS THE S&P 500. OUR VIEW IS THAT THE ECONOMY IS NEARING A BOTTOM, AND THANKS TO THE INTEREST RATE CUTS ENGINEERED BY THE FEDERAL RESERVE BOARD, WE SHOULD SEE A RECOVERY IN THE SECOND HALF OF THE YEAR. OVER THE COMING MONTHS, WE WILL MONITOR THE ECONOMIC AND MARKET ENVIRONMENT AND LOOK FOR AN OPPORTUNITY TO SELECT A BROAD-BASED INDEX THAT SHOULD BENEFIT FROM THIS UNFOLDING CLIMATE.

HUNTINGTON DIVIDEND CAPTURE FUND (KIRK MENTZER, VICE PRESIDENT AND PORTFOLIO MANAGER)

GOOD FORTUNE HAS COME IN THREES FOR THE HUNTINGTON DIVIDEND CAPTURE FUND:
PERFORMANCE IS STRONG, INCOME TARGETS ARE STRONG AND ASSET GROWTH IS STRONG. ALL THREE MAJOR ASSET CLASSES (PREFERRED STOCK, COMMON STOCK AND REAL ESTATE INVESTMENT TRUSTS) POSTED EXCELLENT PERFORMANCE FOR THE PERIOD MARKED BY MARKET UNCERTAINTY OVER ECONOMIC HEALTH AND CORPORATE PROFITS.

THE FUND'S OBJECTIVE IS TOTAL RETURN, WITH INCOME AS THE MAIN CONTRIBUTOR. THE TOTAL RETURN SINCE INCEPTION FOR TRUST SHARES IS 4.97% AND THE FUND'S NAV CLOSED THE QUARTER AT $10.31. WE DERIVE THIS PERFORMANCE FROM OUR TOP-DOWN STYLE AND PORTFOLIO CONSTRUCTION TECHNIQUES. HERE ARE THE HIGHLIGHTS FROM EACH ASSET
CLASS:

o PREFERRED STOCKS -- REPRESENT CORE, STABLE HOLDINGS FROM SOLID ISSUERS. OUR PROPRIETARY CREDIT-SCORING MODEL AIDS IN SELECTING THESE HIGH YIELDING SECURITIES. OVERALL CREDIT QUALITY IS A3.
o    COMMON STOCKS -- KEY STATISTICS VERSUS THE OVERALL MARKET TELL THE STORY:
     DIVIDEND YIELD AT TWO TIMES, EARNINGS GROWTH HIGHER, AND PRICE/EARNINGS MULTIPLE AT A 30% DISCOUNT. WE ACCOMPLISH THESE FEATS THROUGH THE NAMESAKE STRATEGIES OF SELECTING QUALITY COMPANIES AND CAPTURING THE DIVIDEND ON A HIGH FREQUENCY BASIS. HEDGING STRATEGIES HAVE SERVED TO REDUCE PORTFOLIO VOLATILITY AND ENHANCE RETURNS.
o REIT'S (REAL ESTATE INVESTMENT TRUSTS) -- HAVE ENJOYED A STRONG RESURGENCE IN 2001 DUE TO THEIR STABLE EARNINGS, ATTRACTIVE VALUATION AND HIGH DIVIDEND YIELDS. THE DIVERSIFICATION BENEFITS WERE WELL ILLUSTRATED DURING THE SECOND QUARTER PERFORMANCE DERBY AS REIT'S OUTPACED THE OVERALL EQUITY MARKETS BY OVER 500 BASIS POINTS. TOP PERFORMING NAMES IN THE PORTFOLIO WERE GENERALLY CYCLICAL, SUCH AS THE RETAIL AND INDUSTRIAL ORIENTED SECTORS.

SINCE INCEPTION, THE HUNTINGTON DIVIDEND CAPTURE FUND HAS DELIVERED STRONG TOTAL RETURN AND DIVIDEND YIELD WHILE LOWERING PORTFOLIO VOLATILITY COMPARED TO THE OVERALL MARKET.

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   INVESTMENT REVIEW (CONTINUED)
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HUNTINGTON INTERNATIONAL EQUITY FUND (ALEXANDRE J. DE BETHMANN, CFA, VICE
PRESIDENT AND PORTFOLIO MANAGER, FEDERATED INVESTORS, INC.)

SINCE INCEPTION, THE TRUST CLASS RETURNED (10.50)%. THE MSCI EUROPE, AUSTRALIA & FAR EAST (EAFE) INDEX'S NET TOTAL RETURN WAS (7.45)%, MEASURED IN U.S. DOLLARS. THE FUND WAS HURT BY ITS EXPOSURE TO THE EUROPEAN TELECOMMUNICATIONS SERVICE SECTOR, TECHNOLOGY HARDWARE & EQUIPMENT SECTOR, AND ITS OVERWEIGHT IN THE MEDIA SECTOR. ON A STOCK SPECIFIC BASIS, ENERGIS, CAP GEMINI, ERNST & YOUNG, AND VODAFONE GROUP ADVERSELY IMPACTED THE FUND'S PORTFOLIO. THE FUND'S PORTFOLIO BENEFITED BY ITS STOCK SELECTION IN THE RETAILING SECTOR AND SOFTWARE & SERVICES SECTOR. ON A STOCK SPECIFIC BASIS, ELECTRONICS BOUTIQUE, CAPCOM, AND EIDOS WERE THE PORTFOLIO'S TOP PERFORMERS. THE PERFORMANCE WAS ALSO IMPACTED BY THE TIMING OF CASH INFLOWS INTO THE FUND.

SOME OF OUR TOP HOLDINGS AS OF JUNE 30, 2001 INCLUDE: AVENTIS (1.60% OF NET ASSETS), ONE OF THE WORLD'S LARGEST PHARMACEUTICAL/AGRICULTURAL COMPANIES BASED IN FRANCE; TALISMAN ENERGY (1.76%), THE LARGEST ENERGY EXPLORATION AND PRODUCTION COMPANY IN CANADA; AND ALLIANZ (1.48%), THE WORLD'S SECOND LARGEST INSURANCE COMPANY, BASED IN GERMANY.

FOR THE PERIOD 3/1/01 THROUGH 6/30/01, THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) WORLD INDEX NET TOTAL RETURN MEASURED (4.07)%, IN U.S. DOLLAR TERMS. UNDERLYING THE WORLD INDEX, TWENTY-TWO OUT OF TWENTY-FOUR MSCI THAT DEVELOPED NATIONAL INDICES REPORTED NEGATIVE RETURNS IN U.S. DOLLAR TERMS, WITH ASIA GENERALLY OUT-PERFORMING ITS EUROPEAN COUNTERPARTS. THE MSCI ALL COUNTRY ASIA PACIFIC AND THE MSCI EUROPE INDICES REPORTED RETURNS OF (4.07)% AND (9.40)%, RESPECTIVELY IN U.S. DOLLARS. EMERGING MARKETS OUTPERFORMED THE WORLD MARKET WITH THE PERFORMANCE OF THE MSCI EMERGING MARKET INDEX RETURNING 3.22%, IN U.S. DOLLAR TERMS.

   COUNTRY BREAKDOWN AS OF JUNE 30, 2001
   -------------------------------------

AUSTRALIA                  2.36
HONG KONG                  3.95
JAPAN                     19.76
SINGAPORE                  0.16
----------------------------------
PACIFIC TOTAL             26.23
----------------------------------
CANADA                     3.20
----------------------------------
NORTH AMERICA TOTAL        3.20
----------------------------------
ISRAEL                     0.91
----------------------------------
MID-EAST/AFRICA TOTAL      0.91
----------------------------------
BRAZIL                     2.41
----------------------------------
LATIN AMERICA TOTAL        2.41
==================================
CASH                      12.44
----------------------------------

DENMARK                    1.58
FINLAND                    0.75
FRANCE                    10.67
GERMANY                    7.74
IRELAND                    1.61
ITALY                      1.09
NETHERLANDS                5.12
NORWAY                     0.17
RUSSA                      1.38
SPAIN                      3.36
SWEDEN                     1.06
SWITZERLAND                1.82
UNITED KINGDOM            18.46
----------------------------------
EUROPE TOTAL              54.81
----------------------------------


HUNTINGTON MID CORP AMERICA FUND (CHRIS ROWANE, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER)

THE HUNTINGTON MID CORP AMERICA FUND TRUST CLASS GARNISHED A 3.57% TOTAL RETURN SINCE INCEPTION ON MARCH 1, 2001, SLIGHTLY LIGHTER THAN ITS MID CAP PEER GROUP AT 4.4%, ATTRIBUTABLE TO OUR LIGHTER EXPOSURE TO TECHNOLOGY AND BIOTECHNOLOGY, WHICH GRABBED STRONG RETURNS IN THE SECOND QUARTER. THE DECISION TO UNDERWEIGHT THESE MOMENTUM STOCKS IS TO PROTECT THE PORTFOLIO DURING THIS SLOW ECONOMIC TURNAROUND. THE PORTFOLIO WAS ALSO EXPOSED TO HIGHER THAN NORMAL LEVELS OF CASH AS NEW MONEY POURED INTO THE FUND, WHICH WILL ALLOW THE OPPORTUNITY TO EASE INTO QUALITY POSITIONS IN THE COMING QUARTER. THE FUND IS CURRENTLY HOLDING GREATER THAN 200 COMPANIES, THEREBY MAINTAINING DIVERSIFICATION TO REDUCE THE EXPOSURE TO VOLATILITY WITHIN THE SMALL AND MID CAP MARKETS.




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THE FUND IS POISED FOR OPPORTUNITY RELATIVE TO THE CURRENT ECONOMIC OUTLOOK,
OVER WEIGHTING FINANCIAL AND CONSUMER CYCLICAL SECTORS AND UNDER WEIGHTING TECHNOLOGY AND COMMUNICATION SERVICES SECTORS. THE BLEND STRATEGY WILL ASSIST IN STOCK SELECTION AS MARKET VOLATILITY PERSISTS, AVOIDING MOMENTUM STOCKS.

OUR ASSESSMENT OF THE FOREIGN ECONOMIES IS FOR CONTINUED WEAKNESS, WHICH WILL CONTAIN LARGE CAP EARNINGS. THEREFORE, WE EXPECT SMALL AND MID CAP STOCKS TO OUTPERFORM LARGE CAP STOCKS. DOWNWARD EARNINGS REVISIONS HAVE BEEN MORE PREVALENT IN LARGE CAP STOCKS OVER MID CAP STOCKS, REFLECTING CONTINUED EARNINGS VOLATILITY.

HUNTINGTON NEW ECONOMY FUND (BERNARD SHINKEL, VICE PRESIDENT AND PORTFOLIO MANAGER)

THE NEW ECONOMY FUND, LAUNCHED JUST FOUR MONTHS AGO, HAS SUCCESSFULLY OUTPACED ITS MARKET BENCHMARKS DURING ITS BRIEF HISTORY--FOR EXAMPLE, IT CURRENTLY LEADS THE S&P 500 INDEX BY APPROXIMATELY 5.78% FOR THE 4-MONTH PERIOD ENDED JUNE 30, 2001. THIS WAS ACHIEVED WITH A 4.96% TOTAL RETURN FOR THE TRUST CLASS, VERSUS A 0.82% LOSS TO THE S&P 500 FOR THE PERIOD FROM MARCH 1, 2001 THROUGH JUNE 30, 2001. (FOR THE QUARTER ENDED JUNE 30, 2001, THE FUND'S TOTAL RETURN WAS 6.12%, VERSUS 5.64% FOR THE S&P 500 INDEX).

THE RECENT FOURTH OF JULY FIREWORKS DISPLAYS SEEN ACROSS THE NATION ARE REMINISCENT OF THE DILEMMA FACED BY TECHNOLOGY-RELATED MUTUAL FUNDS--HOW DOES ONE CATCH THE GLORY OF ...THE ROCKETS' RED GLARE, THE BOMBS BURSTING IN AIR (TO BORROW A FAMOUS LINE FROM FRANCIS SCOTT KEY) AND YET ESCAPE THE CRASH AND BURN SUFFERED BY SO MANY OF THE INTERNET, TELECOMMUNICATION AND TECHNOLOGY FUNDS IN THE PAST 15 MONTHS?

WHILE OUR NEW ECONOMY FOCUS IS SIMILAR TO MANY HIGH-TECH FUNDS, OUR FUND OBJECTIVE IS BROADER THAN JUST THE TECHNOLOGY SECTOR. THIS GIVES US THE OPPORTUNITY TO MAINTAIN SOME DEGREE OF RESTRAINT IN BEAR MARKET ENVIRONMENTS AS CURRENTLY EXIST IN TECHNOLOGY. FOR EXAMPLE, WHILE EACH OF OUR CURRENT 96 HOLDINGS IS GEARED TO THE NEW ECONOMY, MANY ARE IMPLEMENTERS OF NEW TECHNOLOGY IN SOME OLD ECONOMY INDUSTRIES. AS A RESULT, WE HAVE ACTUALLY ACHIEVED OUR ABOVE MARKET RETURNS WITH BELOW MARKET RISK--THE CURRENT MARKET RISK AS MEASURED BY BETA IS 15% BELOW THE S&P 500 INDEX.

SO, THE ANSWER TO THE QUERY ABOVE FOR THE NEW ECONOMY FUND IS TO HAVE A MANDATE BROAD ENOUGH TO INVEST IN THE LEADING CREATORS AND IMPLEMENTERS OF SCIENCE AND TECHNOLOGY WHEN AND WHERE THE STOCK MARKET DICTATES IT WILL REWARD SUCH INVESTMENTS.

INCOME FUNDS: HUNTINGTON MORTGAGE SECURITIES FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER)

MORTGAGE SPREADS ARE SEVERAL BASIS POINTS WIDER RELATIVE TO THEIR AVERAGE LEVELS SINCE THE BEGINNING OF THE YEAR, ADJUSTED FOR THE LEVEL OF INTEREST RATES. THE BULK OF MORTGAGE PERFORMANCE IN THE SECOND HALF OF THE YEAR SHOULD BE DERIVED FROM CARRYING VALUE AND COUPON INCOME.

REIT'S (REAL ESTATE INVESTMENT TRUSTS) OUTPERFORMED MOST OTHER ASSET CLASSES AS INVESTORS FOUND VALUE IN THE RELATIVELY HIGH YIELD OFFERED. ALTHOUGH THE FUNDAMENTALS PEAKED FOR MOST REAL ESTATE MARKETS IN 2000, MOST ANALYSTS EXPECT 2001 TO BE A DECENT YEAR FOR REAL ESTATE. REIT'S CONTINUE TO SELL AT REASONABLE PRICES, GIVEN THE CASH FLOW THEY GENERATE AND THE VALUE OF THEIR UNDERLYING ASSETS.

WE WILL LOOK TO ADD MORTGAGE-BACKED SECURITIES WITH GOOD STRUCTURE TO STABILIZE CURRENT INCOME AND REDUCE PREPAYMENT RISK. IN ADDITION, WE WILL CONTINUE TO INCREASE OUR POSITION OF REIT'S IN THE FUND.

HUNTINGTON OHIO TAX-FREE FUND (KATHY STYLAREK, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER)

THE HUNTINGTON OHIO TAX-FREE FUND CONTINUES ITS COMMITMENT TO QUALITY AND PREDICTABILITY OF INCOME AND NAV. THIS FUND STILL SEEKS TO MINIMIZE INVESTOR EXPOSURE TO THE ALTERNATIVE MINIMUM TAX (AMT), AND IT IS COMPETITIVE WITHIN ITS PEER GROUP AT THIS TIME. WE HAVE BEEN ABLE TO EXTEND THE FUND'S AVERAGE WEIGHTED MATURITY TO NEARLY 7 YEARS. A MAJOR BENEFIT OF THIS EXTENSION HAS BEEN A SUBSTANTIAL GAIN OF INCOME. THIS WAS AN ATTRACTIVE TIME TO BUY INTERMEDIATE-TO-LONGER TERM BONDS FOR THE FUND. WITH THE FEDERAL RESERVE BOARD CONTINUING TO EASE THROUGHOUT THE FIRST HALF OF THIS YEAR, WE TOOK ADVANTAGE OF LONGER BONDS PRIOR TO THE REDUCTIONS AND WERE ABLE TO MAINTAIN A NICE YIELD FOR THE PORTFOLIO. THE FUND IS NOW POSITIONED WITH A SLIGHTLY LONGER AVERAGE WEIGHTED MATURITY AND A MORE COMPETITIVE YIELD IN THE INTERMEDIATE RANGE.

THE OBJECTIVE OF THE FUND IS TO FIND AND TAKE ADVANTAGE OF OPPORTUNITIES IN THE OHIO TAX-FREE MARKET. ANTICIPATING A MOVE TO BE MORE NEUTRAL IN THE THIRD OR FOURTH QUARTER OF THIS YEAR, WE ARE LOOKING TO POSITION THE FUND'S AVERAGE WEIGHTED MATURITY IN THE 7-10 YEAR RANGE. WE FEEL THIS WILL OFFER OUR INVESTORS A COMPETITIVE RETURN ON THEIR TAX-FREE INVESTMENTS.

--------------------------------------------------------------------------------
   INVESTMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

HUNTINGTON MICHIGAN TAX-FREE FUND (KATHY STYLAREK, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER)

THE HUNTINGTON MICHIGAN TAX-FREE FUND CONTINUES ITS COMMITMENT TO QUALITY AND PREDICTABILITY OF INCOME AND NAV. THIS FUND SEEKS TO MINIMIZE INVESTOR EXPOSURE TO THE ALTERNATIVE MINIMUM TAX (AMT), AND REMAINS COMPETITIVE WITHIN ITS PEER GROUP. THE AVERAGE WEIGHTED MATURITY HAS BEEN EXTENDED TO TAKE ADVANTAGE OF THE OPPORTUNITY IN THE MARKET WITH THE FEDERAL RESERVE BOARD'S FEDERAL FUNDS RATE REDUCTIONS. THE FUND HAS BEEN ABLE TO MAINTAIN A GOOD YIELD IN A TOUGH DECREASING INTEREST RATE ENVIRONMENT. THE AVERAGE WEIGHTED MATURITY IS APPROXIMATELY 8 YEARS, WHICH IS THE IDEAL PLACE TO FIND AN ATTRACTIVE RETURN.

THE GOAL OF THE FUND IS TO FIND AND TAKE ADVANTAGE OF OPPORTUNITIES IN THE MICHIGAN TAX-FREE MARKET. WE EXPECT TO KEEP THE FUND'S AVERAGE WEIGHTED MATURITY IN THE 7-10 YEAR RANGE TO PROVIDE A HIGH LEVEL OF YIELD TO OUR CLIENTS LOOKING FOR COMPETITIVE MICHIGAN TAX-FREE INCOME.

HUNTINGTON FIXED INCOME SECURITIES FUND (KIRK MENTZER, VICE PRESIDENT AND PORTFOLIO MANAGER)

FOR THE FIRST HALF OF 2001, WE IMPROVED PORTFOLIO STRUCTURE, LIQUIDITY AND QUALITY IN THE HUNTINGTON FIXED INCOME SECURITIES FUND. MAJOR EVENTS FOR THE MARKETS INCLUDED MASSIVE INTEREST RATE REDUCTIONS ENGINEERED BY THE FEDERAL RESERVE BOARD TO COUNTERACT ECONOMIC WEAKNESS. SHORT-TERM RATES HAVE DECLINED 275 BASIS POINTS OVER THE FIRST HALF OF 2001. INTERMEDIATE- AND LONGER-TERM TREASURY YIELDS ACTUALLY ROSE ON CONCERNS THAT THE FEDERAL RESERVE BOARD MIGHT BE PROVIDING TOO MUCH LIQUIDITY. THUS, THE YIELD CURVE WIDENED DURING THE PERIOD. CORPORATE BONDS HAVE BEEN THE PRIMARY BENEFICIARIES OF A STEEPER YIELD CURVE AND BETTER LIQUIDITY CONDITIONS. IN TERMS OF RELATIVE PERFORMANCE, CORPORATE ISSUES GARNERED TOP MARKET PERFORMANCE BY OUTDISTANCING THE TREASURY MARKET BY OVER 300 BASIS POINTS. AN OVERWEIGHT POSITION IN CORPORATE BONDS HELPED RELATIVE PERFORMANCE FOR THE FUND. ADDITIONALLY, OUR NEWLY INSTITUTED PROPRIETARY CREDIT MODELING SYSTEM CONTINUED TO PROVIDE VALUABLE INSIGHT INTO THE CORPORATE ISSUER'S FINANCIAL HEALTH.

LOOKING AHEAD, WE EXPECT A SLIGHT RISE IN TREASURY YIELDS THROUGH YEAR-END, A FLATTER YIELD CURVE, AND MORE MODERATE EXCESS TOTAL RETURNS FOR THE CORPORATE BOND MARKETS. IN POSITIONING THE FUND FOR THE REMAINDER OF 2001, OUR PRINCIPAL ADJUSTMENTS ARE TO POSITION FOR THE FINAL STAGES OF FEDERAL RESERVE EASING CYCLE, A BIAS TOWARDS HIGHER YIELDS, AND IMPROVING PORTFOLIO FUNDAMENTALS. WE BELIEVE THE FUND IS WELL POSITIONED FOR THIS ENVIRONMENT AND EXPECT THE FUND TO ACHIEVE STRONG RELATIVE PERFORMANCE.

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER)

THE FEDERAL RESERVE IS SHOWING SIGNS OF MODERATING ITS EASING CAMPAIGN. THIS HAS BENEFITED BONDS IN TWO WAYS. FIRST, INFLATION FEARS HAVE RECEDED SLIGHTLY AND SECOND, SHORT-TERM RATES ARE LOWER. AS THE ECONOMY WEAKENED AND INFLATION DATA REMAINED TAME, SHORTER-TERM BONDS WERE THE PRIMARY BENEFICIARIES OF THIS PHENOMENON.

WITH A CONTINUED STRONG U.S. DOLLAR AND A REGULARLY SCHEDULED FINANCING CALENDAR, THE FEDERAL AGENCY MARKET CAN BE EXPECTED TO PERFORM WELL IN THE SECOND HALF OF 2001. MORTGAGE-BACKED SECURITIES ALSO WILL OFFER GOOD VALUE WITH COUPON INCOME HELPING TO PRODUCE BETTER RETURNS.

WE WILL MAKE SOME TRADES THAT WILL SLIGHTLY EXTEND THE AVERAGE WEIGHTED MATURITY OF THE FUND TO TAKE ADVANTAGE OF THE STEEP YIELD CURVE. WE FEEL THE FUND IS WELL POSITIONED TO PROVIDE A COMPETITIVE YIELD THAT EXCEEDS THAT AVAILABLE ON A MONEY MARKET FUND WITHOUT TAKING A GREAT DEAL OF ADDITIONAL RISK.

TOTAL RETURN FOR THE TRUST CLASS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 WAS 2.95%. RELATIVE TO STANDARD INDUSTRY BENCHMARKS AND PEER GROUP AVERAGES REPORTED BY LIPPER ANALYTICAL SERVICES, TOTAL RETURN WAS WELL WITHIN EXPECTED RANGES.

HUNTINGTON SHORT / INTERMEDIATE FIXED INCOME FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER)

A STEEPER TREASURY YIELD CURVE REFLECTED THE BOND MARKET'S OPINION OF A MORE AGGRESSIVE STANCE FROM THE FEDERAL RESERVE BOARD. THE DIFFERENTIAL BETWEEN THE TWO-YEAR NOTE AND THE 30-YEAR BOND AS OF JUNE 30, 2001, WIDENED TO 176 BASIS POINTS, THE GREATEST SINCE 1994.

IN THE FIRST HALF OF 2001, WE SAW REASONABLE RETURNS IN THE CORPORATE BOND MARKET. WE EXPECT THE CORPORATE BOND MARKET TO CONTINUE TO OUTPERFORM TREASURY ISSUES IN THE SECOND HALF OF 2001. THE CREDIT QUALITY DETERIORATION RISK, WHICH WE SAW IN THE LAST HALF OF 2000, SEEMS TO HAVE PEAKED FOR THIS CYCLE AND CREDIT FUNDAMENTALS APPEAR TO BE STABLE-TO-IMPROVING.

THE FUND WILL CONTINUE TO LOOK TO ADD CORPORATE BONDS WITH STRONG CREDIT FUNDAMENTALS. WE THINK CREDIT SELECTION WILL BE IMPORTANT DURING THIS CYCLE.

TOTAL RETURN FOR THE FUND'S TRUST CLASS WAS 4.19% FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001. RELATIVE TO STANDARD INDUSTRY BENCHMARKS SUCH AS THE LEHMAN INTERMEDIATE GOVERNMENT / CREDIT INDEX, TOTAL RETURN WAS WELL WITHIN EXPECTED RANGES.

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON MONEY MARKET FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 54.2%
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
$10,000   NIKE, 3.790%, 08/17/01               $ 9,950
--------------------------------------------------------------------------------
                                                 9,950
--------------------------------------------------------------------------------
BANKS -- 9.7%
 15,000   DEUTSCHE BANK, 3.800%, 08/06/01       14,943
 15,000   GOLDMAN SACHS GROUP LP, 4.200%,
           07/20/01                             14,967
 15,000   NATIONAL CITY CREDIT, 3.960%,
           07/13/01                             14,980
 15,000   NATIONAL CITY CREDIT, 4.110%,
           07/31/01                             14,949
 15,000   TORONTO DOMINION HOLDINGS, 3.540%,
           08/27/01                             14,916
 10,000   TORONTO DOMINION HOLDINGS, 3.540%,
           09/20/01                              9,920
 15,000   WELLS FARGO, 3.560%, 08/28/01         14,914
--------------------------------------------------------------------------------
                                                99,589
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
 15,000   DOW CHEMICAL, 4.220%, 07/06/01        14,991
--------------------------------------------------------------------------------
                                                14,991
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.9%
 15,500   MINNESOTA MINING & MANUFACTURING,
           3.750%, 08/08/01                     15,439
 15,000   MINNESOTA MINING & MANUFACTURING,
           3.730%, 08/10/01                     14,938
--------------------------------------------------------------------------------
                                                30,377
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 1.4%
 15,000   BECTON DICKINSON, 4.250%, 07/24/01    14,959
--------------------------------------------------------------------------------
                                                14,959
--------------------------------------------------------------------------------
ENERGY -- 1.5%
 15,000   DUKE ENERGY, 3.850%, 07/25/01         14,962
--------------------------------------------------------------------------------
                                                14,962
--------------------------------------------------------------------------------
ENTERTAINMENT -- 2.9%
 15,000   WALT DISNEY, 3.830%, 07/30/01         14,954
 15,000   WALT DISNEY, 3.610%, 08/31/01         14,908
--------------------------------------------------------------------------------
                                                29,862
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 17.3%
 15,000   AIG FUNDING, 4.350%, 07/13/01         14,978
 15,000   AIG FUNDING, 3.680%, 09/04/01         14,900
 15,000   DEUTSCHE BANK FINANCE, 4.630%,
           07/02/01                             14,998
 15,000   FORD MOTOR CREDIT, 3.599%, 08/20/01   14,925
 15,000   GENERAL ELECTRIC CAPITAL, 4.660%,
           07/03/01                             14,996
 15,000   GENERAL ELECTRIC CAPITAL, 3.550%,
           09/18/01                             14,883
 20,000   GENERAL MOTORS ACCEPTANCE, 4.130%,
           07/02/01                             19,998
 15,000   GENERAL MOTORS ACCEPTANCE, 3.810%,
           08/03/01                             14,948
 15,000   METLIFE FUNDING, 3.860%, 08/14/01     14,929
 15,000   METLIFE FUNDING, 3.650%, 09/27/01     14,866
 15,000   NEW CENTER ASSET TRUST, 4.600%,
           07/10/01                             14,983
  8,210   USAA CAPITAL, 4.350%, 07/16/01         8,194
--------------------------------------------------------------------------------
                                               177,598
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.9%
 10,000   COCA COLA, 4.570%, 07/19/01            9,977
 10,000   COCA COLA, 3.850%, 08/17/01            9,950
--------------------------------------------------------------------------------
                                                19,927
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE -- 2.9%
$15,000   AMERICAN GENERAL FINANCE, 4.270%,
           07/17/01                           $ 14,972
 15,000   AMERICAN GENERAL FINANCE, 3.740%,
           09/05/01                             15,000
--------------------------------------------------------------------------------
                                                29,972
--------------------------------------------------------------------------------
LEASING & RENTING -- 2.9%
 15,000   INTERNATIONAL LEASE FINANCE, 4.600%,
           07/09/01                             14,985
 15,000   INTERNATIONAL LEASE FINANCE, 4.220%,
           07/23/01                             14,961
--------------------------------------------------------------------------------
                                                29,946
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.5%
 15,647   MCGRAW HILL, 3.850%, 07/31/01         15,597
 10,000   MCGRAW HILL, 3.870%, 08/24/01          9,942
--------------------------------------------------------------------------------
                                                25,539
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION-- 5.8%
 15,000   BELL SOUTH, 3.780%, 08/10/01          14,937
 15,000   BELL SOUTH, 3.760%, 08/23/01          14,917
 15,000   VERIZON GLOBAL, 3.920%, 07/19/01      14,971
 15,000   VERIZON GLOBAL, 3.934%, 07/24/01      14,963
--------------------------------------------------------------------------------
                                                59,788
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $557,460)         557,460
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (C) -- 41.6%
--------------------------------------------------------------------------------
 15,000   FHLB, 4.470%, 07/06/01                14,991
 15,000   FHLB, 4.560%, 07/11/01                14,981
 15,000   FHLB, 4.440%, 07/12/01                14,980
 15,000   FHLB, 4.640%, 07/18/01                14,967
 15,000   FHLB, 4.120%, 07/27/01                14,955
 15,000   FHLB, 4.080%, 08/01/01                14,947
 15,000   FHLB, 3.850%, 08/03/01                14,947
 15,000   FHLB, 3.900%, 08/07/01                14,940
 15,000   FHLB, 3.820%, 08/24/01                14,914
 10,000   FHLB, 3.640%, 09/12/01                 9,927
 15,000   FHLB, 3.640%, 09/19/01                14,879
 15,000   FHLB, 3.510%, 09/21/01                14,880
 15,000   FHLB, 3.480%, 12/07/01                14,769
 15,000   FHLMC, 3.960%, 07/03/01               14,997
 15,000   FHLMC, 4.600%, 07/05/01               14,992
 15,000   FHLMC, 3.930%, 07/20/01               14,969
 15,000   FHLMC, 4.140%, 07/26/01               14,957
 15,000   FHLMC, 4.125%, 08/02/01               14,945
 15,000   FHLMC, 6.320%, 08/16/01               14,926
 10,000   FHLMC, 3.500%, 10/19/01                9,893
 10,000   FHLMC, 3.736%, 12/06/01                9,846
 15,000   FHLMC, 5.440%, 12/31/01               14,711
 30,000   FNMA, 3.880%, 08/09/01                29,875
 10,000   FNMA, 3.840%, 08/16/01                 9,951
 30,000   FNMA, 3.830%, 08/30/01                29,811
 15,000   FNMA, 3.680%, 09/06/01                14,897
 15,000   FNMA, 3.530%, 09/13/01                14,891
 15,000   FNMA, 3.580%, 12/14/01                14,752
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $427,490)   427,490
--------------------------------------------------------------------------------

      (See notes which are an integral part of the Financial Statements.)      7

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON MONEY MARKET FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                                       AMORTIZED
AMOUNT                                                            COST
(000)                                                             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
--------------------------------------------------------------------------------
$15,795   MORGAN STANLEY DEAN WITTER, 3.850%,
           DATED 06/29/01, DUE 07/02/01,
           REPURCHASE PRICE $15,800,068
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $10,655,000, 13.250%, 05/15/04,
           TOTAL MARKET VALUE $16,206,747)                     $   15,795
--------------------------------------------------------------------------------
 30,000   MORGAN STANLEY DEAN WITTER, 3.940%,
           DATED 06/29/01, DUE 07/02/01,
           REPURCHASE PRICE $30,009,850
           (COLLATERALIZED BY U.S. TREASURY OBLIGATION,
           TOTAL PAR VALUE $29,520,000, 10.750%,
           05/15/03, TOTAL MARKET VALUE
           $30,665,386)                                            30,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $45,795)                         45,795
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3% (COST $1,030,745)                   1,030,745
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)                        (3,470)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                AMORTIZED
                                                                  COST
                                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   602,945,160 OUTSTANDING SHARES OF BENEFICIAL INTEREST      $   602,946
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   424,413,850 OUTSTANDING SHARES OF BENEFICIAL INTEREST          424,414
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
   12,949 OUTSTANDING SHARES OF BENEFICIAL INTEREST                    13
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME                      (159)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                           61
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                     $1,027,275
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                                        $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES                                 $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES                                 $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.3%
--------------------------------------------------------------------------------
OHIO -- 99.3%
$ 1,500   AMERICAN MUNICIPAL POWER, BANS,
           5.000%, 08/23/01                    $ 1,501
--------------------------------------------------------------------------------
  1,500   AMERICAN MUNICIPAL POWER, BANS,
           4.700%, 09/07/01                      1,500
--------------------------------------------------------------------------------
  1,000   AMERICAN MUNICIPAL POWER, BANS,
           4.800%, 11/30/01                      1,000
--------------------------------------------------------------------------------
  1,535   ASHLAND, BANS, 3.600%, 03/14/02        1,538
--------------------------------------------------------------------------------
  2,970   BEAVERCREEK, CSD, TANS, 3.450%,
           03/15/02                              2,981
--------------------------------------------------------------------------------
    670   BEDFORD, BANS, 3.250%, 06/28/02          673
--------------------------------------------------------------------------------
    215   BEDFORD, CSD, ENERGY CONSERVATION
           IMPROVEMENT, GO, 5.350%, 06/15/02       219
--------------------------------------------------------------------------------
  1,000   BUTLER COUNTY, BANS, 4.350%, 10/18/01  1,001
--------------------------------------------------------------------------------
  1,500   BUTLER COUNTY, BANS, 3.750%, 03/14/02  1,505
--------------------------------------------------------------------------------
  1,000   BUTLER COUNTY, BANS, 2.970%, 06/13/02  1,002
--------------------------------------------------------------------------------
  1,400   BUTLER COUNTY, HRB, FORT HAMILTON-HUGHE,
           RB, PRE-REFUNDED @ 102 (B),
           7.500%, 01/01/02                      1,460
--------------------------------------------------------------------------------
    500   CANAL WINCHESTER, BANS, 3.650%, 05/01/02 501
--------------------------------------------------------------------------------
    400   CANAL WINCHESTER, BANS, 3.460%, 05/01/02 401
--------------------------------------------------------------------------------
    250   CARDINAL, LSD, BANS, 3.125%, 06/13/02    251
--------------------------------------------------------------------------------
  2,275   CENTERVILLE, WEEKLY VRDNS, BETHANY
           LUTHERAN VILLAGE PROJECT,
           LOC: PNC BANK,
           2.800%, 11/01/13                      2,275
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                      AMORTIZED
AMOUNT                                           COST
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  950   CINCINNATI, CSD, GO, MBIA, 3.250%,
           12/01/01                           $    952
--------------------------------------------------------------------------------
    300   CINCINNATI, CSD, SERIES C, TANS, AMBAC,
           5.000%, 12/01/01                        303
--------------------------------------------------------------------------------
    250   CINCINNATI, GO, 6.750%, 12/01/01         254
--------------------------------------------------------------------------------
    600   CLARK COUNTY, SERIES E, BANS,
           3.200%, 06/18/02                        602
--------------------------------------------------------------------------------
  3,900   CLEVELAND, WEEKLY VRDNS, INCOME TAX
           REVENUE, AMBAC, 2.700%, 05/15/24      3,900
--------------------------------------------------------------------------------
    100   CLEVELAND, WATERWORKS AUTHORITY, FIRST
           MORTGAGE PROJECT, SERIES 92-A, RB,
           AMBAC, PRE-REFUNDED @ 102 (B),
           6.250%, 01/01/02                        103
--------------------------------------------------------------------------------
    750   COLUMBUS, SERIES 2, GO, 5.000%,
           06/15/02                                763
--------------------------------------------------------------------------------
    250   COLUMBUS, SERIES 2, GO, ETM,
           6.400%, 09/15/01                        252
--------------------------------------------------------------------------------
  9,700   COLUMBUS, SSRB, WEEKLY VRDNS,
           SERIES 1994, 2.700%, 06/01/11         9,700
--------------------------------------------------------------------------------
    500   COLUMBUS, WATER SYSTEM AUTHORITY, RB,
           PRE-REFUNDED @ 102 (B), 6.000%,
           11/01/01                                515
--------------------------------------------------------------------------------
  2,500   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           2.600%, 06/01/16                      2,500
--------------------------------------------------------------------------------
  2,400   COLUMBUS, WEEKLY VRDNS, SERIES 1,
           2.600%, 12/01/17                      2,400
--------------------------------------------------------------------------------
    454   CONNEAUT, BANS, 3.800%, 03/20/02         455
--------------------------------------------------------------------------------

8
       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 2,235   COSHOCTON COUNTY, HRB, WEEKLY VRDNS,
           ECHOING HILLS VILLAGE PROJECT, LOC:
           BANK ONE, 2.800%, 03/01/14          $ 2,235
--------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, CONTINUING CARE
           FACILITIES, WEEKLY VRDNS,
           ELIZA JENNINGS PROJECT,
           LOC: LASALLE NATIONAL BANK,
           2.780%, 02/01/29                      2,000
--------------------------------------------------------------------------------
  1,200   CUYAHOGA COUNTY, EDR, DAILY VRDNS,
           CLEVELAND ORCHESTRA, LOC: BANK OF
           AMERICA, 3.250%, 04/01/28             1,200
--------------------------------------------------------------------------------
  1,500   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           UNIVERSITY HOSPITAL CLEVELAND, LOC:
           CHASE MANHATTAN BANK, 3.250%,
           01/01/16                              1,500
--------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION,
           SERIES 1996-A,
           LOC: MORGAN GUARANTY TRUST,
           2.650%, 01/01/26                      2,000
--------------------------------------------------------------------------------
  2,000   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION,
           SERIES 1996-B,
           2.800%, 01/01/26                      2,000
--------------------------------------------------------------------------------
  1,900   CUYAHOGA COUNTY, HFA, WEEKLY VRDNS,
           CLEVELAND CLINIC FOUNDATION, SERIES A,
           2.800%, 01/01/24                      1,900
--------------------------------------------------------------------------------
  1,400   CUYAHOGA COUNTY, IDA, WEEKLY VRDNS,
           ALLEN GROUP PROJECT,
           LOC: DRESDNER BANK,
           2.600%, 12/01/15                      1,400
--------------------------------------------------------------------------------
  1,600   CUYAHOGA COUNTY, IDR, WEEKLY VRDNS,
           EDGCOMB METALS PROJECT, LOC: BANQUE
           NATIONALE PARIS, 2.800%, 09/01/09     1,600
--------------------------------------------------------------------------------
  1,145   DELAWARE, BANS, 2.860%, 06/20/02       1,146
--------------------------------------------------------------------------------
  2,100   DOVER, BANS, 3.250%, 05/29/02          2,105
--------------------------------------------------------------------------------
    510   EDGEWOOD, CSD, SERIES A, GO, MBIA,
           3.800%, 12/01/01                        512
--------------------------------------------------------------------------------
  2,200   ELYRIA, BANS, 4.875%, 12/12/01         2,204
--------------------------------------------------------------------------------
  2,000   ERIE COUNTY, BANS, 4.625%, 11/14/01    2,002
--------------------------------------------------------------------------------
  2,000   EUCLID, BANS, 4.750%, 07/26/01         2,000
--------------------------------------------------------------------------------
    530   EUCLID, CSD, BANS, 3.200%, 12/11/01      531
--------------------------------------------------------------------------------
    285   EUCLID, GO, 3.250%, 12/01/01             285
--------------------------------------------------------------------------------
    250   EUCLID, GO, PRE-REFUNDED @ 102 (B),
           6.400%, 12/01/01                        258
--------------------------------------------------------------------------------
  1,600   EVANDALE, IDR, WEEKLY VRDNS, SHAVER
           REAL ESTATE, LOC: ABN-AMRO BANK,
           2.400%, 09/01/15                      1,600
--------------------------------------------------------------------------------
    250   FAIRFIELD, BANS, 3.320%, 05/31/02        251
--------------------------------------------------------------------------------
  1,585   FRANKLIN COUNTY, EDA, WEEKLY VRDNS,
           COLUMBUS MUSEUM OF ART PROJECT, LOC:
           BANK ONE, 2.800%, 12/01/03            1,585
--------------------------------------------------------------------------------
    100   FRANKLIN COUNTY, GO, 5.000%, 12/01/01    101
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HRB, CHILDREN'S HOSPITAL
           PROJECT, SERIES A, RB, PRE-REFUNDED
           @ 102 (B), 6.400%, 11/01/01             514
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  165   FRANKLIN COUNTY, HRB, HOLY CROSS
           MT-CARMEL PROJECT, RB, MBIA, PRE-
           REFUNDED @ 102 (B), 6.750%, 06/01/02 $  174
--------------------------------------------------------------------------------
    900   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           CHILDREN'S HOSPITAL PROJECT, SERIES B,
           2.860%, 12/01/14                        900
--------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           DOCTORS OF OHIO HEALTH PROJECT,
           SERIES B, LOC: NATIONAL CITY BANK,
           2.700%, 12/01/28                      2,500
--------------------------------------------------------------------------------
  2,300   FRANKLIN COUNTY, HRB, WEEKLY VRDNS, HOLY
           CROSS HEALTH SYSTEM, 2.700%,
           06/01/16                              2,300
--------------------------------------------------------------------------------
  3,420   FRANKLIN COUNTY, HRB, WEEKLY VRDNS,
           U.S. HEALTH, SERIES A, LOC: MORGAN
           GUARANTY TRUST, 2.650%, 12/01/21      3,420
--------------------------------------------------------------------------------
  2,500   FRANKLIN COUNTY, IDA, MONTHLY VRDNS,
           BRICKER & ECKLER PROJECT,
           LOC: BANK ONE,
           2.850%, 11/01/14                      2,500
--------------------------------------------------------------------------------
    750   FRANKLIN COUNTY, IDA, WEEKLY VRDNS,
           COLUMBUS COLLEGE ART & DESIGN PROJECT,
           LOC: BANK ONE, 2.800%, 10/01/11         750
--------------------------------------------------------------------------------
  1,295   FRANKLIN COUNTY, IDA, WEELY VRDNS,
           DOMINICAN SISTER, LOC:
           FIFTH THIRD BANK,
           2.830%, 12/01/16                      1,295
--------------------------------------------------------------------------------
    100   GREATER CLEVELAND, REGIONAL
           TRANSPORTATION AUTHORITY,
           GO, FGIC, 4.700%, 12/01/01              101
--------------------------------------------------------------------------------
    100   HAMILTON COUNTY, GO, 4.400%, 12/01/01    101
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HFA, WEEKLY VRDNS,
           MULTI-FAMILY MANAGEMENT AFFORDABLE
           HOUSING, SERIES A, LOC: BANK ONE,
           2.760%, 01/01/30                      2,000
--------------------------------------------------------------------------------
  2,850   HAMILTON COUNTY, HRB, HEALTH ALLIANCE,
           SERIES E, MBIA, 2.650%, 01/01/18      2,850
--------------------------------------------------------------------------------
  2,000   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           CHILDREN'S MEDICAL CENTER PROJECT,
           SERIES A, LOC: PNC BANK,
           2.730%, 05/15/17                      2,000
--------------------------------------------------------------------------------
  3,600   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES B, MBIA,
           2.680%, 01/01/18                      3,600
--------------------------------------------------------------------------------
    100   HAMILTON COUNTY, SSRB, METROPOLITAN
           SEWER DISTRICT, SERIES A, RB, FGIC,
           4.900%, 12/01/01                        101
--------------------------------------------------------------------------------
  1,585   HAMILTON COUNTY, WEEKLY VRDNS,
           CINCINNATI ARTS ASSOCIATION,
           LOC: FIFTH THIRD BANK,
           3.050%, 05/01/13                      1,585
--------------------------------------------------------------------------------
  2,000   HAMILTON, LSD, BANS,
           4.875%, 07/12/01                      2,000
--------------------------------------------------------------------------------
    320   HILLIARD, CSD, GO,
           PRE-REFUNDED @ 102 (B),
           5.800%, 12/01/01                        330
--------------------------------------------------------------------------------
    150   HILLIARD, CSD, SERIES A, GO, FGIC,
           4.900%, 12/01/01                        151
--------------------------------------------------------------------------------
    100   HILLIARD, CSD, SERIES B, GO,
           4.000%, 12/01/01                        100
--------------------------------------------------------------------------------
  1,375   LAKEWOOD, BANS, 3.500%, 05/24/02       1,380
--------------------------------------------------------------------------------
    100   LAKOTA, LSD, GO, 5.300%, 12/01/01        101
--------------------------------------------------------------------------------

      (See notes which are an integral part of the Financial Statements.)      9

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
$ 1,290   LEBANON, BANS, 3.210%, 05/23/02      $ 1,293
--------------------------------------------------------------------------------
  2,000   LEBANON, CSD, BANS, 3.030%, 03/05/02   2,004
--------------------------------------------------------------------------------
    100   LOCKLAND, CSD, GO, ETM,
           6.300%, 12/01/01                        101
--------------------------------------------------------------------------------
  3,680   LOGAN HOCKING, LSD, BANS,
           3.500%, 12/18/01                      3,694
--------------------------------------------------------------------------------
    834   LONDON, BANS, 3.750%, 06/05/02           838
--------------------------------------------------------------------------------
  3,000   LONDON, CSD, BANS, 3.500%, 12/12/01    3,011
--------------------------------------------------------------------------------
  2,000   LORAIN COUNTY, HIGHWAY IMPROVEMENT
           NOTES, GO, 3.300%, 04/15/02           2,000
--------------------------------------------------------------------------------
  2,000   LUCAS COUNTY, BANS, 4.350%, 10/18/01   2,001
--------------------------------------------------------------------------------
  5,800   LUCAS COUNTY, HEFA, WEEKLY VRDNS,
           SUNSET RETIREMENT COMMUNITY PROJECT,
           SERIES B, LOC: KEYBANK, 2.700%,
           08/15/30                              5,800
--------------------------------------------------------------------------------
  2,230   LUCAS COUNTY, WEEKLY VRDNS, TOLEDO
           ZOOLOGICAL SOCIETY, LOC: KEYBANK,
           2.730%, 10/01/05                      2,230
--------------------------------------------------------------------------------
  2,100   MAHONING COUNTY, HRB, WEEKLY VRDNS,
           FORUM HEALTH OBLIGATION GROUP,
           SERIES B, MBIA, 2.750%, 12/01/28      2,100
--------------------------------------------------------------------------------
    845   MAHONING COUNTY, WEEKLY VRDNS,
           COPELAND OAKS PROJECT, SERIES 1992,
           LOC: BANK ONE, 2.760%, 04/01/17         845
--------------------------------------------------------------------------------
    700   MARION COUNTY, HRB, WEEKLY VRDNS,
           LOC: BANK ONE, 2.760%, 08/01/20         700
--------------------------------------------------------------------------------
  1,000   MARYSVILLE, BANS, 4.660%, 11/15/01     1,001
--------------------------------------------------------------------------------
  1,700   MARYSVILLE, LSD, BANS, 3.140%,
           05/30/02                              1,704
--------------------------------------------------------------------------------
  4,355   MASON COUNTY, EDR, WEEKLY VRDNS, CEDAR
           VILLAGE PROJECT, LOC: FIFTH THIRD BANK,
           2.750%, 12/01/17                      4,355
--------------------------------------------------------------------------------
  1,000   MASON, BANS, 3.300%, 05/30/02          1,002
--------------------------------------------------------------------------------
  1,550   MASON, BANS, 3.300%, 05/30/02          1,553
--------------------------------------------------------------------------------
  1,625   MASON, CSD, GO, 4.000%, 12/01/01       1,633
--------------------------------------------------------------------------------
  2,000   MASON, CSD, SERIES A, BANS,
           3.580%, 02/14/02                      2,004
--------------------------------------------------------------------------------
  2,000   MASSILLON, BANS, 3.740%, 01/11/02      2,004
--------------------------------------------------------------------------------
  1,400   MASSILLON, BANS, 4.330%, 01/11/02      1,402
--------------------------------------------------------------------------------
  1,900   MIDDLESBURG HEIGHTS, HRB, WEEKLY VRDNS,
           SOUTHWEST GENERAL HEALTH, LOC: KEYBANK,
           2.750%, 08/15/22                      1,900
--------------------------------------------------------------------------------
  2,900   MONTGOMERY COUNTY, WEEKLY VRDNS,
           SOCIETY ST. VINCENT DEPAUL, LOC:
           NATIONAL CITY BANK, 2.750%, 12/01/10  2,900
--------------------------------------------------------------------------------
  1,000   MORROW COUNTY, IDA, WEEKLY VRDNS, FIELD
           CONTAINER, LOC: AMERICAN NATIONAL,
           2.800%, 06/01/03                      1,000
--------------------------------------------------------------------------------
  1,000   MUSKINGUM COUNTY, SERIES A, BANS,
           3.210%, 05/30/02                      1,002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  135   NORTH FORK, LSD, SCHOOL CONSTRUCTION &
           IMPROVEMENTS PROJECT, GO, FSA,
           3.500%, 12/01/01                     $  135
--------------------------------------------------------------------------------
    500   NORTH RIDGEVILLE, BANS, 3.630%,
           10/18/01                                501
--------------------------------------------------------------------------------
  1,450   NORTH RIDGEVILLE, BANS, 3.300%,
           05/09/02                              1,453
--------------------------------------------------------------------------------
  1,000   NORTH ROYALTON, BANS, 4.550%,
           09/20/01                              1,000
--------------------------------------------------------------------------------
    380   NORTHERN, LSD, GO, AMBAC,
           3.000%, 10/01/01                        380
--------------------------------------------------------------------------------
    300   OHIO STATE, AQDA, DAILY VRDNS,
           CINCINNATI GAS & ELECTRIC,
           SERIES A, LOC: ABN-AMRO BANK,
           3.300%, 09/01/30                        300
--------------------------------------------------------------------------------
  1,500   OHIO STATE, AQDA, DAILY VRDNS,
           LOC: DEUTSCHE BANK,
           3.250%, 10/01/01                      1,500
--------------------------------------------------------------------------------
  1,300   OHIO STATE, AQDA, DAILY VRDNS,
           SERIES A, LOC: MORGAN GUARANTY
           TRUST, 3.300%, 12/01/15               1,300
--------------------------------------------------------------------------------
    700   OHIO STATE, AQDA, DAILY VRDNS,
           SERIES B, LOC: MORGAN GUARANTY
           TRUST, 3.300%, 12/01/15                 700
--------------------------------------------------------------------------------
  2,000   OHIO STATE, AQDA, TECP, 3.250%,
           07/24/01                              2,000
--------------------------------------------------------------------------------
  1,700   OHIO STATE, AQDA, TECP, 3.100%,
           08/08/01                              1,700
--------------------------------------------------------------------------------
  3,000   OHIO STATE, AQDA, TECP, 3.100%,
           08/09/01                              3,000
--------------------------------------------------------------------------------
  4,800   OHIO STATE, AQDA, WEEKLY VRDNS,
           2.550%, 12/01/19                      4,800
--------------------------------------------------------------------------------
  2,900   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK, 2.800%,
           09/01/17                              2,900
--------------------------------------------------------------------------------
  2,105   OHIO STATE, HEF, WEEKLY VRDNS,
           LOC: FIFTH THIRD BANK, 2.800%,
           09/01/24                              2,105
--------------------------------------------------------------------------------
  3,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MALONE COLLEGE, 2.800%, 10/01/22      3,000
--------------------------------------------------------------------------------
  1,000   OHIO STATE, HEF, WEEKLY VRDNS,
           MT. VERNON NAZARENE, LOC:
           NATIONAL CITY BANK,
           2.800%, 09/01/09                      1,000
--------------------------------------------------------------------------------
    200   OHIO STATE, HIGHWAYS, SERIES V, GO,
           4.750%, 05/15/02                        203
--------------------------------------------------------------------------------
  1,000   OHIO STATE, PCR, CLEVELAND
           ILLUMINATING PROJECT,
           SERIES A, RB, 3.100%, 08/09/01        1,000
--------------------------------------------------------------------------------
    100   OHIO STATE, PUBLIC FACILITIES
           COMMISSION, HIGHER EDUCATION
           CAPITAL FACILITIES,
           SERIES II-A, RB, 4.750%, 05/01/02       101
--------------------------------------------------------------------------------
    100   OHIO STATE, PUBLIC FACILITIES
           COMMISSION, HIGHER EDUCATION CAPITAL
           FACILITIES, SERIES II-A, RB, AMBAC,
           4.250%, 12/01/01                        101
--------------------------------------------------------------------------------
    100   OHIO STATE, PUBLIC FACILITIES
           COMMISSION, HIGHER EDUCATION CAPITAL
           FACILITIES, SERIES II-A, RB, AMBAC,
           5.200%, 05/01/02                        102
--------------------------------------------------------------------------------
    350   OHIO STATE, PUBLIC FACILITIES
           COMMISSION, HIGHER EDUCATION CAPITAL
           FACILITIES, SERIES II-C, RB, FSA,
           4.000%, 06/01/02                       353
--------------------------------------------------------------------------------

10      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  100   OHIO STATE, SERIES U, GO, 4.500%,
           05/15/02                           $    101
--------------------------------------------------------------------------------
    400   OHIO STATE, WEEKLY VRDNS,
           UNIVERSITY GENERAL RECEIPTS, SERIES B,
           2.550%, 12/01/29                        400
--------------------------------------------------------------------------------
  3,270   OHIO STATE, WEEKLY VRDNS,
           UNIVERSITY GENERAL RECEIPTS,
           2.700%, 12/01/27                      3,270
--------------------------------------------------------------------------------
  2,500   OHIO STATE, WDA, DAILY VRDNS, MEAD
           COMPANY, SERIES B, LOC:
           BANK OF AMERICA,
           3.250%, 11/01/15                      2,500
--------------------------------------------------------------------------------
  2,500   OHIO STATE, WDA, WEEKLY VRDNS,
           TOLEDO EDISON PROJECT, LOC:
           BARCLAYS BANK PLC,
           3.300%, 04/01/24                      2,500
--------------------------------------------------------------------------------
    250   OLMSTED FALLS, LSD, GO, FGIC, ETM,
           6.300%, 12/15/01                        253
--------------------------------------------------------------------------------
  2,500   ORANGE, CSD, BANS, 4.600%, 07/19/01    2,500
--------------------------------------------------------------------------------
    925   ORRVILLE, HRB, WEEKLY VRDNS,
           ORRVILLE HOSPITAL FOUNDATION,
           LOC: NATIONAL CITY BANK,
           2.750%, 12/01/07                        925
--------------------------------------------------------------------------------
  1,095   OTTAWA COUNTY, BANS, 3.750%, 02/12/02  1,098
--------------------------------------------------------------------------------
  1,000   SANDUSKY, BANS, 4.625%, 09/12/01       1,000
--------------------------------------------------------------------------------
    255   SANDUSKY, GO, MBIA, 3.000%, 12/01/01     255
--------------------------------------------------------------------------------
  1,300   SENECA COUNTY, HFA, WEEKLY VRDNS,
           SAINT FRANCIS HOME PROJECT,
           LOC: NATIONAL CITY BANK, 2.750%,
           12/15/13                              1,300
--------------------------------------------------------------------------------
  3,000   SHARONVILLE, IDR, EDGCOMB METALS
           PROJECT, LOC: WELLS FARGO BANK,
           2.750%, 11/01/09                      3,000
--------------------------------------------------------------------------------
    290   SIDNEY, CSD, SERIES B, GO, FGIC,
           3.400%, 12/01/01                        290
--------------------------------------------------------------------------------
  1,000   SOUTH WESTERN, CSD, BANS,
           4.875%, 09/06/01                      1,001
--------------------------------------------------------------------------------
    110   SOUTHEAST, LSD, GO, FGIC,
           4.000%, 12/01/01                        110
--------------------------------------------------------------------------------
  1,800   SPRINGFIELD, CSD, GO, FGIC,
           4.000%, 12/01/01                      1,804
--------------------------------------------------------------------------------
  1,875   STRONGSVILLE, BANS, 4.600%, 10/17/01   1,876
--------------------------------------------------------------------------------
    100   SUMMIT COUNTY, SERIES B, GO, AMBAC,
           4.650%, 12/01/01                        101
--------------------------------------------------------------------------------
    390   SWANTON, LSD, GO, FGIC,
           3.000%, 12/01/01                        390
--------------------------------------------------------------------------------
    150   SYCAMORE, CSD, GO, 4.100%, 12/01/01      151
--------------------------------------------------------------------------------
  1,000   SYLVANIA, BANS, 4.750%, 12/12/01       1,001
--------------------------------------------------------------------------------
  1,250   SYLVANIA, BANS, 3.400%, 05/29/02       1,257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AMORTIZED
SHARES/                                         COST
PRINCIPAL AMOUNT (000)                          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  425   SYLVANIA, CSD, GO, FGIC, 3.400%,
           12/01/01                             $  425
--------------------------------------------------------------------------------
    850   UNION COUNTY, GO, 3.180%, 06/13/02       852
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI, COP,
           MBIA, PRE-REFUNDED  @ 102 (B),
           6.400%, 12/01/01                        258
--------------------------------------------------------------------------------
    610   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS, SERIES A, GO,
           4.000%, 06/01/02                        615
--------------------------------------------------------------------------------
  2,000   UNIVERSITY OF CINCINNATI, GENERAL
           RECEIPTS, SERIES AJ, BANS,
           3.750%, 02/28/02                      2,006
--------------------------------------------------------------------------------
    100   UPPER ARLINGTON, GO, PRE-REFUNDED
           @ 102 (B), 6.300%, 12/01/01             103
--------------------------------------------------------------------------------
    250   WORTHINGTON, CSD, GO, FGIC,
           5.850%, 06/01/02                        256
--------------------------------------------------------------------------------
TOTAL OHIO                                     212,984
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $212,984)          212,984
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 0.2%
--------------------------------------------------------------------------------
287,436   MERRILL LYNCH INSTITUTIONAL
           TAX-EXEMPT FUND                         287
--------------------------------------------------------------------------------
206,530   NUVEEN TAX EXEMPT MONEY MARKET FUND      207
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (COST $494)                 494
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5%  (COST $213,478)    213,478
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%          992
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 68,455,389 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST                68,456
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
    BASED ON 146,047,035 OUTSTANDING
   SHARES OF BENEFICIAL INTEREST               146,046
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME    (20)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS       (12)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $214,470
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES               1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

     (See notes which are an integral part of the Financial Statements.)      11

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

HUNTINGTON FLORIDA TAX-FREE MONEY FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 92.8%
--------------------------------------------------------------------------------
FLORIDA -- 89.1%
 $  320   BREVARD COUNTY, FOURTH CENTRAL TOURIST
           DEVELOPMENT AUTHORITY, FLORIDA MARLINS
           TRAINING PROJECT, RB, FGIC,
           2.700%, 03/01/02                     $  320
--------------------------------------------------------------------------------
  1,600   BROWARD COUNTY, HFA, WEEKLY VRDNS,
           MARGATE INNS, LOC: BANK ONE,
           2.700%, 11/01/05                      1,600
--------------------------------------------------------------------------------
  2,100   BROWARD COUNTY, LSD, TANS,
           5.000%, 09/11/01                      2,103
--------------------------------------------------------------------------------
    115   BROWARD COUNTY, SCHOOL BOARD, SERIES A,
           COP, MBIA, 6.200%, 07/01/01             115
--------------------------------------------------------------------------------
    100   BROWARD COUNTY, SERIES B, GO,
           5.700%, 01/01/02                        101
--------------------------------------------------------------------------------
    100   CHARLOTTE COUNTY, UTILITY AUTHORITY,
           RB, FGIC, PRE-REFUNDED @ 102 (B),
           6.875%, 10/01/01                        103
--------------------------------------------------------------------------------
  1,000   CITRUS PARK, COMMUNITY DEVELOPMENT
           AUTHORITY, WEEKLY VRDNS, LOC:
           DRESDNER BANK, 2.750%, 11/01/16       1,000
--------------------------------------------------------------------------------
    100   CLAY COUNTY, HFA, WEEKLY VRDNS, MULTI-
           FAMILY HOUSING, BLUFF HOUSE APARTMENTS,
           LOC: BARNETT BANK, 2.700%, 09/01/12     100
--------------------------------------------------------------------------------
    150   DADE COUNTY, AVIATION AUTHORITY,
           SERIES X, RB, FGIC, 5.250%, 10/01/01    151
--------------------------------------------------------------------------------
  2,700   DADE COUNTY, AVIATION AUTHORITY, WEEKLY
           VRDNS, SERIES 1984A, LOC: MORGAN
           GUARANTY TRUST, 2.750%, 10/01/09      2,700
--------------------------------------------------------------------------------
    800   DADE COUNTY, CSD, GO, FGIC, PRE-REFUNDED
           @ 100 (B), 6.125%, 08/01/01             801
--------------------------------------------------------------------------------
    255   DADE COUNTY, GO, AMBAC, PRE-REFUNDED
           @ 101 (B), 6.250%, 10/01/01             259
--------------------------------------------------------------------------------
    750   DADE COUNTY, SALES TAX REVENUE, RB,
           AMBAC, 6.000%, 08/01/01                 755
--------------------------------------------------------------------------------
    750   DUNEDIN, HRB, MEASE HEALTH CARE PROJECT,
           RB, MBIA, PRE-REFUNDED @ 102 (B),
           6.750%, 11/15/01                        775
--------------------------------------------------------------------------------
    100   DUNEDIN, WATER & SEWER AUTHORITY, RB,
           ETM, 6.050%, 04/01/02                   102
--------------------------------------------------------------------------------
    200   ESCAMBIA, TOURIST AUTHORITY, RB, FGIC,
           5.250%, 12/01/01                        201
--------------------------------------------------------------------------------
    700   EUSTIS, WEEKLY VRDNS, MULTI-PURPOSE
           REVENUE, LOC: SUNTRUST BANK,
           2.700%, 12/01/27                        700
--------------------------------------------------------------------------------
  1,200   FLORIDA, HFA, WEEKLY VRDNS, LOC:
           COMERICA, 2.900%, 04/01/26            1,200
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
 $  400   FLORIDA, HFA, WEEKLY VRDNS,
           MULTI-FAMILY HOUSING PROJECT,
           2.700%, 08/01/06                     $  400
--------------------------------------------------------------------------------
    400   FLORIDA, HFA, WEEKLY VRDNS,
           SOUTH POINTE PROJECT, SERIES J,
           2.700%, 02/15/28                        400
--------------------------------------------------------------------------------
  2,800   FLORIDA, HFA, WEEKLY VRDNS,
           THE CROSSINGS ASSOCIATES PROJECT,
           2.850%, 02/01/08                      2,800
--------------------------------------------------------------------------------
    600   FLORIDA STATE, BOARD EDUCATION
           CAPITAL OUTLAY,
           SERIES A, GO, 5.000%, 06/01/02          610
--------------------------------------------------------------------------------
    200   FLORIDA STATE, BOARD EDUCATION CAPITAL
           OUTLAY, SERIES C, GO, MBIA,
           5.125%, 06/01/02                        204
--------------------------------------------------------------------------------
    100   FLORIDA STATE, BOARD EDUCATION CAPITAL
           OUTLAY, SERIES C, GO, MBIA,
           PRE-REFUNDED @ 101 (B),
           6.625%, 06/01/02                        104
--------------------------------------------------------------------------------
    100   FLORIDA STATE, BOARD EDUCATION CAPITAL
           OUTLAY, SERIES C, GO,
           PRE-REFUNDED @ 101 (B),
           6.500%, 06/01/02                        104
--------------------------------------------------------------------------------
    250   FLORIDA STATE, BOARD EDUCATION CAPITAL
           OUTLAY, SERIES E, GO,
           4.750%, 06/01/02                        254
--------------------------------------------------------------------------------
    100   FLORIDA STATE, BOARD EDUCATION CAPITAL
           OUTLAY, SERIES E, GO,
           5.100%, 06/01/02                        102
--------------------------------------------------------------------------------
    550   FLORIDA STATE, BOARD EDUCATION LOTTERY,
           SERIES C, RB, FGIC, 4.000%, 07/01/02    554
--------------------------------------------------------------------------------
    100   FLORIDA STATE, FINANCE DEPARTMENT GENERAL
           SERVICES, ENVIRONMENTAL PROTECTION
           PRESERVATION PROJECT, SERIES 2000-A, RB,
           FGIC, 4.000%, 07/01/02                  101
--------------------------------------------------------------------------------
    175   FLORIDA STATE, FINANCE DEPARTMENT GENERAL
           SERVICES, NATURAL RESOURCES PRESERVATION
           PROJECT, SERIES 2000-A, RB, MBIA, PRE-
           REFUNDED @ 101 (B), 6.250%, 07/01/02    182
--------------------------------------------------------------------------------
    200   FLORIDA STATE, HFA, WEEKLY VRDNS, HORIZON
           PLACE PROJECT, 2.850%, 12/01/05         200
--------------------------------------------------------------------------------
    670   FLORIDA STATE, HFA, WEEKLY VRDNS, MULTI-
           FAMILY BUENA VISTA PROJECT, LOC: FIRST
           UNION NATIONAL BANK, 2.600%, 11/01/07   670
--------------------------------------------------------------------------------
    250   FLORIDA STATE, TURNPIKE AUTHORITY,
           SERIES A, RB, AMBAC, 5.500%, 07/01/01   250
--------------------------------------------------------------------------------
    750   FLORIDA STATE, TURNPIKE AUTHORITY,
           SERIES A, RB, AMBAC,
           PRE-REFUNDED @ 102 (B),
           7.200%, 07/01/01                        765
--------------------------------------------------------------------------------
  1,000   HALIFAX, HOSPITAL MEDICAL CENTER,
           TANS, 3.750%, 03/15/02                1,003
--------------------------------------------------------------------------------
  1,100   HILLSBOROUGH COUNTY, IDA, WEEKLY VRDNS,
           LESLIE CONTROLS PROJECT, LOC: FIRST
           UNION NATIONAL BANK,
           2.800%, 08/01/19                      1,100
--------------------------------------------------------------------------------

12      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON FLORIDA TAX-FREE MONEY FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
$ 2,100   HILLSBOROUGH COUNTY, TECP, 3.300%,
           11/08/01                            $ 2,100
--------------------------------------------------------------------------------
    250   HOLLYWOOD, WATER & SEWER AUTHORITY,
           RB, FGIC, PRE-REFUNDED @ 102 (B),
           6.875%, 10/01/01                        257
--------------------------------------------------------------------------------
    545   INDIAN RIVER COUNTY, WEEKLY VRDNS,
           DISTRICT HOSPITAL, RB, LOC: KBC BANK,
           2.900%, 10/01/15                        545
--------------------------------------------------------------------------------
    150   INLAND, PROTECTION FINANCING CORPORATION,
           RB, FSA, 5.000%, 07/01/01               150
--------------------------------------------------------------------------------
    700   JACKSONVILLE, ELECTRIC AUTHORITY,
           SAINT JOHN RIVER PROJECT, RB,
           4.700%, 10/01/01                        701
--------------------------------------------------------------------------------
  2,300   JACKSONVILLE, ELECTRIC AUTHORITY,
           WEEKLY VRDNS, WATER & SEWER SYSTEMS,
           SERIES B, 2.650%, 10/01/34            2,300
--------------------------------------------------------------------------------
    300   JACKSONVILLE, HEFA, WEEKLY VRDNS,
           FACULTY PRACTICE ASSOCIATION,
           LOC: BANK OF AMERICA,
           2.700%, 01/01/16                        300
--------------------------------------------------------------------------------
  1,170   JACKSONVILLE, HEFA, WEEKLY VRDNS, RIVER
           GARDEN, LOC: FIRST UNION NATIONAL BANK,
           2.750%, 08/01/22                      1,170
--------------------------------------------------------------------------------
    100   LANTANA, WATER & SEWER, RB, FGIC, PRE-
           REFUNDED @ 102 (B), 6.000%, 10/01/01    103
--------------------------------------------------------------------------------
  1,000   LEE COUNTY, EDR, WEEKLY VRDNS, CANTERBURY
           SCHOOL PROJECT, LOC: SUNTRUST BANK,
           2.700%, 12/01/19                      1,000
--------------------------------------------------------------------------------
    185   LIBERTY COUNTY, GAS TAX AUTHORITY,
           RB, MBIA, 2.750%, 04/01/02              185
--------------------------------------------------------------------------------
    400   MANATEE COUNTY, HFA, WEEKLY VRDNS,
           HARBOR PROJECT, SERIES B, LOC: CREDIT
           SUISSE FIRST BOSTON, 2.900%, 12/01/07   400
--------------------------------------------------------------------------------
  1,750   MARION COUNTY, HRB, MUNROE REGIONAL
           MEDICAL CENTER PROJECT, RB,
           4.250%, 10/01/01                      1,754
--------------------------------------------------------------------------------
    875   MIAMI DADE COUNTY, SCHOOL BOARD
           AUTHORITY, SERIES A, COP, MBIA,
           3.500%, 05/01/02                        879
--------------------------------------------------------------------------------
    250   NORTH BROWARD, HRB, RB, MBIA, PRE-
           REFUNDED @ 102 (B), 6.400%, 01/01/02    259
--------------------------------------------------------------------------------
    720   ORANGE COUNTY, IDA, WEEKLY VRDNS,
           UNIVERSITY OF CENTRAL FLORIDA,
           LOC: FIRST UNION NATIONAL BANK,
           2.750%, 03/01/17                        720
--------------------------------------------------------------------------------
    150   ORANGE COUNTY, WATER & SEWER AUTHORITY,
           RB, AMBAC, PRE-REFUNDED @ 102 (B),
           6.250%, 04/01/02                        157
--------------------------------------------------------------------------------
    250   ORLANDO, UTILITY COMMISSION, WATER &
           SEWER PROJECT, RB, ETM,
           8.000%, 04/01/02                        259
--------------------------------------------------------------------------------
    500   ORLANDO, UTILITY COMMISSION, WATER &
           SEWER PROJECT, SUB-SERIES B, RB,
           4.750%, 10/01/01                        502
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FLORIDA -- (CONTINUED)
--------------------------------------------------------------------------------
 $  300   PALM BEACH COUNTY, CSD, GO, AMBAC,
           5.600%, 08/01/01                     $  301
--------------------------------------------------------------------------------
    100   PALM BEACH COUNTY, SOLID WASTE
           AUTHORITY, SERIES A, RB, AMBAC,
           4.500%, 10/01/01                        100
--------------------------------------------------------------------------------
  2,500   PALM BEACH COUNTY, WEEKLY VRDNS,
           COMMUNITY FOUNDATION, LOC: NORTHERN
           TRUST, 2.650%, 07/01/34               2,500
--------------------------------------------------------------------------------
  1,800   PALM BEACH COUNTY, WEEKLY VRDNS,
           HENRY MORRISON FLAGLER PROJECT,
           LOC: NORTHERN TRUST,
           2.750%, 11/01/34                      1,800
--------------------------------------------------------------------------------
  2,000   PALM BEACH COUNTY, WEEKLY VRDNS,
           JEWISH COMMUNITY CAMPUS PROJECT,
           LOC: NORTHERN TRUST,
           2.750%, 03/01/30                      2,000
--------------------------------------------------------------------------------
    400   PALM BEACH, CSD, GO, FGIC,
           4.800%, 08/01/01                        400
--------------------------------------------------------------------------------
    100   PALM BEACH GARDENS, GO,
           4.200%, 07/01/02                        101
--------------------------------------------------------------------------------
  1,800   PUTNAM COUNTY, PCR, SEMI-ANNUAL VRDNS,
           SEMINOLE ELECTRIC COOPERATIVE PROJECT,
           SERIES D, 2.700%, 12/15/09            1,800
--------------------------------------------------------------------------------
    200   REEDY CREEK, IMPROVEMENT DISTRICT
           AUTHORITY, SERIES 1991-1, RB, MBIA,
           PRE-REFUNDED @ 101 (B),
           6.500%, 10/01/01                        204
--------------------------------------------------------------------------------
  1,500   REEDY CREEK, IMPROVEMENT DISTRICT
           AUTHORITY, SERIES A, GO, AMBAC,
           3.500%, 06/01/02                       1,511
--------------------------------------------------------------------------------
    100   REEDY CREEK, IMPROVEMENT DISTRICT
           AUTHORITY, SERIES B, GO, MBIA,
           3.800%, 06/01/02                         101
--------------------------------------------------------------------------------
    100   ROYAL PALM BEACH, UTILITY SYSTEMS, RB,
           MBIA, 4.000%, 10/01/01                  100
--------------------------------------------------------------------------------
    400   SAINT LUCIE COUNTY, IDA, MONTHLY VRDNS,
           CONVENTION CENTER PROJECT, LOC: TORONTO
           DOMINION BANK, 2.850%, 01/01/11         400
--------------------------------------------------------------------------------
  2,400   SEMINOLE, CSD, RANS, 5.000%, 12/13/01  2,407
--------------------------------------------------------------------------------
  1,000   ST. PETERSBURG, UTILITY TAX AUTHORITY,
           RB, 5.850%, 06/01/02                  1,027
--------------------------------------------------------------------------------
    150   TALLAHASSEE, ENERGY SYSTEMS AUTHORITY, RB,
           AMBAC, 4.000%, 10/01/01                 150
--------------------------------------------------------------------------------
  1,900   TAMPA, WEEKLY VRDNS, TAMPA PREP SCHOOL
           PROJECT, LOC: WACHOVIA BANK,
           2.650%, 11/01/25                      1,900
--------------------------------------------------------------------------------
  1,000   UNIVERSITY OF SOUTH FLORIDA, COP,
           LOC: FIRST UNION NATIONAL BANK,
           2.750%, 01/01/29                      1,000
--------------------------------------------------------------------------------
    135   VOLUSIA COUNTY, SCHOOL BOARD MASTER
           LEASE PROGRAM, COP, FSA, PRE-REFUNDED
           @ 102 (B), 6.750%, 08/01/01             138
--------------------------------------------------------------------------------
    100   WINTER PARK, GO, 4.250%, 07/01/02        101
--------------------------------------------------------------------------------
TOTAL FLORIDA                                   54,671
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      13

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON FLORIDA TAX-FREE MONEY FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
INDIANA -- 1.9%
 $  650   CENTER GROVE, BANS, 4.250%, 08/01/01  $  650
--------------------------------------------------------------------------------
    490   JAY SCHOOLS BUILDING, BANS,
           4.750%, 11/01/01                        490
--------------------------------------------------------------------------------
TOTAL INDIANA                                    1,140
--------------------------------------------------------------------------------
LOUISIANA -- 1.3%
    775   NEW ORLEANS, GO, FGIC,
           7.000%, 12/01/01                        786
--------------------------------------------------------------------------------
TOTAL LOUISIANA                                    786
--------------------------------------------------------------------------------
TEXAS -- 0.5%
    120   TEXAS STATE, UNIVERSITY SYSTEM
           AUTHORITY, RB, MBIA, ETM,
           7.500%, 08/15/01                        121
--------------------------------------------------------------------------------
    200   TEXAS, WATER DEVELOPMENT BOARD, RB,
           4.400%, 07/15/01                        200
--------------------------------------------------------------------------------
TOTAL TEXAS                                        321
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $56,918)            56,918
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AMORTIZED
                                                COST
SHARES                                          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.2%
  146,588 MERRILL LYNCH INSTITUTIONAL
           TAX-EXEMPT FUND                      $  147
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (COST $147)                  147
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 93.0%  (COST $57,065)      57,065
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 7.0%        4,325
--------------------------------------------------------------------------------
SEE NOTES TO SCHEDULE OF INVESTMENTS PAGE 37.


HUNTINGTON U.S. TREASURY MONEY MARKET FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILLS (C) -- 29.9%
--------------------------------------------------------------------------------
$10,000   4.510%, 07/05/01                    $  9,995
 10,000   4.837%, 07/26/01                       9,966
 10,000   3.285%, 08/02/01                       9,962
 10,000   4.850%, 08/09/01                       9,947
 15,000   3.495%, 08/30/01                      14,908
 10,000   4.267%, 09/06/01                       9,921
 20,000   3.430%, 09/20/01                      19,831
 15,000   3.845%, 10/04/01                      14,848
 15,000   3.890%, 10/11/01                      14,835
 15,000   3.540%, 11/08/01                      14,808
 15,000   3.493%, 12/06/01                      14,774
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS (COST $143,795)      143,795
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 12.6%
--------------------------------------------------------------------------------
 15,000   6.625%, 07/31/01                      15,037
 10,000   5.500%, 08/31/01                      10,024
 15,000   6.250%, 10/31/01                      15,108
 10,000   7.500%, 11/15/01                      10,128
 10,000   6.250%, 01/31/02                      10,146
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $60,443)        60,443
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 57.6%
--------------------------------------------------------------------------------
 30,000   BANK ONE, 3.450%, DATED 06/27/01,
           DUE 07/03/01, REPURCHASE PRICE
           $20,017,250 (COLLATERALIZED BY
           VARIOUS U.S. TREASURY OBLIGATIONS,
           RANGING IN PAR VALUE $3,967,000 -
           $26,033,000, 5.875% - 7.875%,
           11/15/04, TOTAL MARKET VALUE
           $30,536,650)                         30,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
$40,000   COMMERCE BANK, 3.800%, DATED 06/29/01,
           DUE 07/02/01, REPURCHASE PRICE
           $40,012,667 (COLLATERALIZED BY
           VARIOUS U.S. TREASURY OBLIGATIONS,
           RANGING IN PAR VALUE $10,620,000 -
           $28,000,000, 5.500% - 6.875%,
           08/31/01 - 08/15/25,
           TOTAL MARKET VALUE $40,894,292)    $ 40,000
--------------------------------------------------------------------------------
 50,000   CREDIT SUISSE FIRST BOSTON, 3.700%,
           DATED 06/25/01, DUE 07/02/01,
           REPURCHASE PRICE $50,035,972
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $39,448,000, 8.125%, 05/15/21,
           TOTAL MARKET VALUE $50,490,894)      50,000
--------------------------------------------------------------------------------
 40,000   GOLDMAN SACHS, 3.710%, DATED 06/26/01,
           DUE 07/03/01, REPURCHASE PRICE
           $40,028,856 (COLLATERALIZED BY
           U.S. TREASURY OBLIGATIONS, TOTAL PAR
           VALUE $37,665,000,  6.250%, 08/15/23,
           TOTAL MARKET VALUE $40,507,921)      40,000
--------------------------------------------------------------------------------
 20,000   LEHMAN BROTHERS, 3.500%, DATED 06/26/01,
           DUE 07/03/01, REPURCHASE PRICE
           $20,013,611 (COLLATERALIZED BY
           U.S. TREASURY OBLIGATIONS, TOTAL PAR
           VALUE $17,625,000,  6.750%, 08/15/26,
           TOTAL MARKET VALUE $20,205,167)      20,000
--------------------------------------------------------------------------------
 20,000   MERRILL LYNCH, 3.400%, DATED 06/27/01,
           DUE 07/03/01, REPURCHASE PRICE
           $20,011,333 (COLLATERALIZED BY
           U.S. TREASURY OBLIGATION, TOTAL PAR
           VALUE $19,385,000, 6.250%, 07/31/02,
           TOTAL MARKET VALUE $20,380,422)      20,000
--------------------------------------------------------------------------------

14      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON U.S. TREASURY MONEY MARKET FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL                                     AMORTIZED
AMOUNT                                          COST
(000)                                          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
$16,573   MORGAN STANLEY DEAN WITTER, 3.850%,
           DATED 06/29/01, DUE 07/02/01,
           REPURCHASE PRICE $16,578,317
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $14,985,000, 10.750%, 05/15/03,
           TOTAL MARKET VALUE $16,919,307)    $ 16,573
--------------------------------------------------------------------------------
 40,000   PRUDENTIAL, 3.800%, DATED 06/28/01,
           DUE 07/05/01, REPURCHASE PRICE
           $40,029,556 (COLLATERALIZED BY
           U.S. TREASURY OBLIGATION, TOTAL PAR
           VALUE $37,875,000, 6.125%, 08/15/07,
           TOTAL MARKET VALUE $40,899,703)      40,000
--------------------------------------------------------------------------------
 20,000   SALOMON SMITH BARNEY, 3.650%,
           DATED 06/28/01, DUE 07/05/01,
           REPURCHASE PRICE $20,014,194
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $17,805,000, 3.625%, 07/15/02,
           TOTAL MARKET VALUE $20,391,725)      20,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $276,573)    276,573
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%  (COST $480,811)   480,811
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)       (374)
--------------------------------------------------------------------------------
                                                AMORTIZED
                                                  COST
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 442,524,734 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                     $442,524
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 37,970,004 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                       37,968
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME    (88)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS        33
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $480,437
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $1.00
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON GROWTH FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES                                            VALUE
                                                  (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.8%
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
 57,000   CINTAS                               $ 2,636
--------------------------------------------------------------------------------
                                                 2,636
--------------------------------------------------------------------------------
BANKS -- 5.5%
 41,000   BB&T                                   1,505
120,000   CITIGROUP                              6,341
 60,000   JP MORGAN CHASE                        2,676
 17,000   STATE STREET                             841
 96,000   WASHINGTON MUTUAL                      3,605
--------------------------------------------------------------------------------
                                                14,968
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 2.1%
 75,000   COLGATE-PALMOLIVE                      4,424
 19,000   PROCTER & GAMBLE                       1,212
--------------------------------------------------------------------------------
                                                 5,636
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
 13,000   EI DU PONT DE NEMOURS                    627
--------------------------------------------------------------------------------
                                                   627
--------------------------------------------------------------------------------
COMPUTERS -- 6.0%
 69,000   CISCO SYSTEMS*                         1,256
 50,000   EMC*                                   1,452
 52,000   MICROSOFT*                             3,796
352,500   ORACLE*                                6,697
164,000   SOLECTRON*                             3,001
--------------------------------------------------------------------------------
                                                16,202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES                                            VALUE
                                                  (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 16.6%
165,600   ABBOTT LABORATORIES                  $ 7,950
 38,000   AMERICAN HOME PRODUCTS                 2,221
300,000   IMS HEALTH                             8,550
100,000   JOHNSON & JOHNSON                      5,000
100,000   MERCK                                  6,391
150,000   PFIZER                                 6,007
 36,890   PHARMACIA                              1,695
200,000   SCHERING-PLOUGH                        7,248
--------------------------------------------------------------------------------
                                                45,062
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 0.3%
 21,000   DUKE ENERGY                              819
--------------------------------------------------------------------------------
                                                   819
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.8%
120,000   AT&T - LIBERTY MEDIA, CL A*            2,099
--------------------------------------------------------------------------------
                                                 2,099
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.2%
150,000   AMERICAN EXPRESS                       5,820
 24,000   FANNIE MAE                             2,044
 40,000   FRANKLIN RESOURCES                     1,831
 15,000   HOUSEHOLD INTERNATIONAL                1,000
 34,000   MORGAN STANLEY DEAN WITTER             2,184
 36,000   T. ROWE PRICE GROUP                    1,346
--------------------------------------------------------------------------------
                                                14,225
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      15

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON GROWTH FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.7%
100,000   WM. WRIGLEY                          $ 4,685
--------------------------------------------------------------------------------
                                                 4,685
--------------------------------------------------------------------------------
HOLDING COMPANIES -- 0.6%
     24   BERKSHIRE HATHAWAY, CL A*              1,666
--------------------------------------------------------------------------------
                                                 1,666
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 5.8%
265,500   GENERAL ELECTRIC                      12,943
 46,000   ILLINOIS TOOL WORKS                    2,912
--------------------------------------------------------------------------------
                                                15,855
--------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES -- 1.0%
 50,000   AOL TIME WARNER*                       2,650
--------------------------------------------------------------------------------
                                                 2,650
--------------------------------------------------------------------------------
INSURANCE -- 3.0%
 93,750   AMERICAN INTERNATIONAL GROUP           8,062
--------------------------------------------------------------------------------
                                                 8,062
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.7%
 32,000   MERRILL LYNCH                          1,896
--------------------------------------------------------------------------------
                                                 1,896
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.6%
 52,000   CARNIVAL                               1,596
--------------------------------------------------------------------------------
                                                 1,596
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 1.6%
 73,200   MEDTRONIC                              3,368
 20,000   STRYKER                                1,097
--------------------------------------------------------------------------------
                                                 4,465
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 5.7%
300,000   AUTOMATIC DATA PROCESSING             14,910
 16,000   ECOLAB                                   656
--------------------------------------------------------------------------------
                                                15,566
--------------------------------------------------------------------------------
OFFICE SUPPLIES -- 2.3%
125,000   AVERY DENNISON                         6,381
--------------------------------------------------------------------------------
                                                 6,381
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 7.6%
265,000   ANADARKO PETROLEUM                    14,318
118,500   SCHLUMBERGER                           6,239
--------------------------------------------------------------------------------
                                                20,557
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.7%
 65,300   MEDIA GENERAL, CL A                    3,004
 30,000   VIACOM, CL B*                          1,553
--------------------------------------------------------------------------------
                                                 4,557
--------------------------------------------------------------------------------
RETAIL -- 13.3%
254,500   HOME DEPOT                            11,847
148,000   KOHLS*                                 9,284
443,600   WALGREEN                              15,149
--------------------------------------------------------------------------------
                                                36,280
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHARES/                                         VALUE
 PRINCIPAL AMOUNT (000)                          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.4%
 60,000   CORNING                              $ 1,003
--------------------------------------------------------------------------------
                                                 1,003
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.6%
150,000   ANALOG DEVICES*                        6,488
106,000   INTEL                                  3,101
  5,500   TEXAS INSTRUMENTS                        173
--------------------------------------------------------------------------------
                                                 9,762
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 1.8%
 18,000   LUCENT TECHNOLOGIES                      112
 90,000   NORTEL NETWORKS                          818
 52,000   SBC COMMUNICATIONS                     2,083
 82,500   VODAFONE GROUP, ADR                    1,844
--------------------------------------------------------------------------------
                                                 4,857
--------------------------------------------------------------------------------
WHOLESALE -- 5.7%
 49,500   CARDINAL HEALTH                        3,416
 17,000   ENRON                                    833
418,600   SYSCO                                 11,365
--------------------------------------------------------------------------------
                                                15,614
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $124,243)             257,726
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY -- 2.6%
--------------------------------------------------------------------------------
156,000   NASDAQ 100-INDEX TRACKING STOCK        7,121
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENT COMPANY (COST $10,886)    7,121
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 2.6%
--------------------------------------------------------------------------------
$ 7,107   AMERICAN GENERAL, 4.151%, 07/02/01     7,106
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $7,106)             7,106
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%  (COST $142,235)   271,953
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%          (26)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 5,964,753 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         127,013
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 298,572 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           7,561
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 26,530 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,196
--------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                   (122)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS     6,561
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS     129,718
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $271,927
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $43.24
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $43.06
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES -- (43.06 / 94.25%)      $45.69
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $42.72
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

16      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON INCOME EQUITY FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.2%
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 8.1%
200,000   DANA                                 $ 4,668
250,000   FEDERAL SIGNAL                         5,868
209,781   FORD MOTOR                             5,150
 90,000   GENUINE PARTS                          2,835
--------------------------------------------------------------------------------
                                                18,521
--------------------------------------------------------------------------------
BANKS -- 14.3%
194,400   FIRST UNION                            6,792
200,000   FLEETBOSTON FINANCIAL                  7,890
195,000   JP MORGAN CHASE                        8,697
300,000   NATIONAL CITY                          9,234
--------------------------------------------------------------------------------
                                                32,613
--------------------------------------------------------------------------------
CHEMICALS -- 2.6%
 16,687   EI DU PONT DE NEMOURS                    805
 99,000   PPG INDUSTRIES                         5,205
--------------------------------------------------------------------------------
                                                 6,010
--------------------------------------------------------------------------------
COMPUTERS -- 1.8%
100,000   PITNEY BOWES                           4,212
--------------------------------------------------------------------------------
                                                 4,212
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 6.1%
112,000   AMERICAN HOME PRODUCTS                 6,545
140,000   BRISTOL-MYERS SQUIBB                   7,322
--------------------------------------------------------------------------------
                                                13,867
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 7.5%
 61,120   AES*                                   2,631
310,000   NISOURCE                               8,472
200,000   TECO ENERGY                            6,100
--------------------------------------------------------------------------------
                                                17,203
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 7.4%
300,000   CONAGRA FOODS                          5,943
 70,000   GALLAHER GROUP, ADR                    1,743
 60,000   H.J. HEINZ                             2,453
 20,000   RJ REYNOLDS TOBACCO HOLDINGS           1,092
150,000   SUPERVALU                              2,633
100,000   UST                                    2,886
--------------------------------------------------------------------------------
                                                16,750
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.6%
 90,000   PEOPLES ENERGY                         3,618
--------------------------------------------------------------------------------
                                                 3,618
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 9.9%
160,000   CLOROX                                 5,416
120,000   GENERAL ELECTRIC                       5,850
100,000   NATIONAL SERVICE INDUSTRIES            2,257
100,000   P.H. GLATFELTER                        1,426
 80,000   POTLATCH                               2,753
250,000   RPM                                    2,300
110,000   TUPPERWARE                             2,577
--------------------------------------------------------------------------------
                                                22,579
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.3%
 25,000   SNAP-ON                             $    604
--------------------------------------------------------------------------------
                                                   604
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.0%
 80,000   DELUXE                                 2,312
--------------------------------------------------------------------------------
                                                 2,312
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 14.4%
248,273   CONOCO, CL B                           7,175
 84,000   EXXON MOBIL                            7,337
 80,000   OCCIDENTAL PETROLEUM                   2,127
 50,000   QUAKER CHEMICAL                          950
100,000   ROYAL DUTCH PETROLEUM, ADR             5,827
140,000   TEXACO                                 9,324
--------------------------------------------------------------------------------
                                                32,740
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.0%
 50,000   EASTMAN KODAK                          2,334
--------------------------------------------------------------------------------
                                                 2,334
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.0%
150,000   RR DONNELLEY & SONS                    4,455
--------------------------------------------------------------------------------
                                                 4,455
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 4.1%
125,000   MACK-CALI REALTY                       3,560
190,000   NATIONWIDE HEALTH PROPERTIES           3,838
 65,500   SIMON PROPERTY GROUP                   1,963
--------------------------------------------------------------------------------
                                                 9,361
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 5.8%
140,000   ALLEGHENY TECHNOLOGIES                 2,533
110,000   HUBBELL, CL B                          3,190
 60,000   TIMKEN                                 1,016
476,100   WORTHINGTON INDUSTRIES                 6,475
--------------------------------------------------------------------------------
                                                13,214
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 4.3%
182,000   VERIZON COMMUNICATIONS*                9,737
--------------------------------------------------------------------------------
                                                 9,737
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $127,222)             210,130
--------------------------------------------------------------------------------
CORPORATE BONDS -- 6.7%
--------------------------------------------------------------------------------
 $1,675   CONTINENTAL AIRLINES,
           9.500%, 10/15/13                      1,807
  5,000   LEGRAND, 8.500%, 02/15/25              5,394
  2,500   SAFECO CAPITAL TRUST I,
           8.072%, 07/15/37                      2,134
  5,250   TRENWICK CAPITAL TRUST I,
           8.820%, 02/01/37                      4,304
  1,500   TRW, 9.350%, 06/04/20                  1,731
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $15,000)            15,370
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 0.9%
--------------------------------------------------------------------------------
  2,157   AMERICAN GENERAL, 4.151%, 07/02/01     2,156
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,156)             2,156
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8%  (COST $144,378)    227,656
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%          380
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      17

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON INCOME EQUITY FUND  (CONTINUED)

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 6,163,650 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                        $135,767
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 55,310 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           2,096
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 9,084 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             341
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME   (244)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS     6,798
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS -- (CONTINUED)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS    $ 83,278
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $228,036
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $36.61
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $36.63
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (36.63 / 94.25%)         $38.86
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $36.54
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON ROTATING INDEX FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY -- 98.8%
--------------------------------------------------------------------------------
 41,451   SPDR TRUST SERIES 1                  $ 5,084
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENT COMPANY (COST $5,244)     5,084
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (C) -- 0.8%
--------------------------------------------------------------------------------
   $ 39   FFCB, 3.996%, 07/02/01                    39
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $39)             39
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%  (COST $5,283)        5,123
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%           21
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 521,086 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           5,208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                VALUE
                                                (000)
--------------------------------------------------------------------------------
NET ASSETS -- (CONTINUED)
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 9,758 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                        $     97
--------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                     (1)
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS        (160)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $  5,144
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $9.69
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $9.69
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (9.69 / 98.50%)           $9.84
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

HUNTINGTON DIVIDEND CAPTURE FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 57.8%
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 2.8%
  3,500   COOPER INDUSTRIES                     $  139
  3,100   DANA                                      72
  8,000   FORD MOTOR                               196
--------------------------------------------------------------------------------
                                                   407
--------------------------------------------------------------------------------
BANKS -- 5.8%
  2,500   BANK OF AMERICA                          150
  1,000   CITIGROUP                                 53
  3,500   FLEETBOSTON FINANCIAL                    138
 10,000   KEYCORP                                  260
 10,000   WASHINGTON FEDERAL                       245
--------------------------------------------------------------------------------
                                                   846
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
  7,000   LYONDELL CHEMICAL                        108
--------------------------------------------------------------------------------
                                                   108
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                  (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 1.1%
  1,500   ABBOTT LABORATORIES                     $ 72
  1,000   BRISTOL-MYERS SQUIBB                      52
  1,000   PFIZER                                    40
--------------------------------------------------------------------------------
                                                   164
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 2.7%
  1,000   AMEREN                                    43
  5,000   CMS ENERGY                               139
  2,000   CONSTELLATION ENERGY GROUP                85
  6,000   THOMAS & BETTS                           132
--------------------------------------------------------------------------------
                                                   399
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.4%
  1,000   ALLIANCE CAPITAL MANAGEMENT HOLDING, LP   53
--------------------------------------------------------------------------------
                                                    53
--------------------------------------------------------------------------------

18      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON DIVIDEND CAPTURE FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.5%
  7,000   CONAGRA FOODS                         $  139
  1,000   PHILIP MORRIS                             51
  3,000   SARA LEE                                  57
  4,000   UST                                      115
--------------------------------------------------------------------------------
                                                   362
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 0.9%
  3,250   NICOR                                    127
--------------------------------------------------------------------------------
                                                   127
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.3%
  5,000   NATIONAL SERVICE INDUSTRIES              113
  8,000   RPM                                       74
--------------------------------------------------------------------------------
                                                   187
--------------------------------------------------------------------------------
INSURANCE -- 2.9%
  3,000   LINCOLN NATIONAL                         155
  5,000   SAFECO                                   147
  2,500   ST. PAUL                                 127
--------------------------------------------------------------------------------
                                                   429
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.3%
  2,000   WESTVACO                                  49
--------------------------------------------------------------------------------
                                                    49
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 4.5%
  6,000   ASHLAND                                  241
  1,000   CHEVRON                                   90
  2,000   KERR-MCGEE                               133
  4,000   OCCIDENTAL PETROLEUM                     106
  3,000   USX-MARATHON GROUP                        89
--------------------------------------------------------------------------------
                                                   659
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
  1,000   EASTMAN KODAK                             47
--------------------------------------------------------------------------------
                                                    47
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 27.4%
  7,000   BOSTON PROPERTIES                        286
  3,000   CENTERPOINT PROPERTIES                   151
 10,000   CHATEAU COMMUNITIES                      314
  9,500   CRESCENT REAL ESTATE                     233
  7,500   DEVELOPERS DIVERSIFIED REALTY            138
 10,000   DUKE REALTY                              248
 22,500   EASTGROUP PROPERTIES                     509
 12,500   GABLES RESIDENTIAL TRUST                 374
  3,000   HEALTH CARE PROPERTY INVESTORS           103
 10,000   MACK-CALI REALTY                         285
 12,000   MANUFACTURED HOME COMMUNITIES            337
 20,000   NATIONWIDE HEALTH                        404
  3,000   SHURGARD STORAGE CENTERS, CL A            94
  5,000   SIMON PROPERTY GROUP                     150
 10,000   SL GREEN REALTY                          303
  2,000   STORAGE USA                               72
--------------------------------------------------------------------------------
                                                 4,001
--------------------------------------------------------------------------------
RETAIL -- 1.4%
  2,750   MAY DEPARTMENT STORES                     94
  4,000   WINN-DIXIE STORES                        105
--------------------------------------------------------------------------------
                                                   199
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.4%
  2,000   GOODYEAR TIRE & RUBBER                 $  56
--------------------------------------------------------------------------------
                                                    56
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.4%
  3,000   SBC COMMUNICATIONS                       120
  6,000   SPRINT (FON GROUP)                       128
  2,000   VERIZON COMMUNICATIONS*                  107
--------------------------------------------------------------------------------
                                                   355
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $8,291)                 8,448
--------------------------------------------------------------------------------
PREFERRED STOCK -- 33.1%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 1.3%
  7,500   UBS PREFERRED FUNDING TRUST III*         188
--------------------------------------------------------------------------------
                                                   188
--------------------------------------------------------------------------------
BANKS -- 8.3%
  9,000   BANK ONE CAPITAL I*                      234
  5,000   BEAR STEARNS CAPITAL TRUST III*          126
 20,000   HARTFORD CAPITAL II*                     514
 13,300   TXU CAPITAL TRUST II*                    345
--------------------------------------------------------------------------------
                                                 1,219
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 17.2%
  7,500   ALABAMA POWER CAPITAL TRUST I*           187
 12,500   AMERICAN GENERAL CAPITAL III*            333
  4,000   ARCHSTONE COMMUNITIES TRUST              104
 10,000   COASTAL FINANCIAL TRUST                  251
 15,000   HOUSEHOLD CAPITAL TRUST V*               415
 17,500   MERRILL LYNCH PREFERRED CAPITAL TRUST V* 438
 15,000   MSDW CAPITAL TRUST I                     372
 16,500   PSE&G CAPITAL TRUST II*                  417
--------------------------------------------------------------------------------
                                                 2,517
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.0%
  6,200   EQUITABLE RESOURCES CAPITAL TRUST        152
--------------------------------------------------------------------------------
                                                   152
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 5.3%
  2,000   EQUITY OFFICE PROPERTIES TRUST            63
  7,000   EQUITY RESIDENTIAL PROPSTRUST            396
  6,300   ESSEX PROPERTY TRUST                     312
--------------------------------------------------------------------------------
                                                   771
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK (COST $4,810)              4,847
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 2.1%
--------------------------------------------------------------------------------
GERMANY -- 0.3%
  1,000   DAIMLERCHRYSLER                           46
--------------------------------------------------------------------------------
                                                    46
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.8%
 10,000   ROYAL BANK OF SCOTLAND GROUP             254
--------------------------------------------------------------------------------
                                                   254
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK (COST $301)             300
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      19

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON DIVIDEND CAPTURE FUND  (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 1.5%
--------------------------------------------------------------------------------
  $ 221   AMERICAN EXPRESS, 4.090%, 07/02/01    $  221
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $221)                 221
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (C) -- 4.1%
--------------------------------------------------------------------------------
    600   FFCB, 3.996%, 07/02/01                   600
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $600)           600
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 1.7%
--------------------------------------------------------------------------------
    250   5.500%, 07/31/01                         250
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $250)              250
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%  (COST $14,473)     14,666
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.7%)
--------------------------------------------------------------------------------
    (15)  ABBOTT LABORATORIES*                      (2)
    (10)  ALLIANCE CAPITAL MANAGEMENT*              --
    (10)  ALLIANCE CAPITAL MANAGEMENT*              (3)
    (10)  AMEREN*                                   (1)
    (10)  CHEVRON*                                  (2)
    (70)  CONAGRA FOODS*                            (5)
    (10)  CRESCENT REAL ESTATE*                     --
    (10)  CRESCENT REAL ESTATE*                     (5)
    (20)  CRESCENT REAL ESTATE*                     (5)
    (10)  EASTMAN KODAK*                            (3)
    (50)  EQUITY RESIDENTIAL PROPERTIES*           (17)
    (25)  FORD MOTOR*                               (2)
    (20)  GOODYEAR TIRE*                            (9)
    (50)  KEYCORP*                                 (10)
    (50)  KEYCORP*                                 (13)
    (25)  MACK-CALI REALTY*                         (9)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (CONTINUED)
--------------------------------------------------------------------------------
    (20)  OCCIDENTAL PETROLEUM*                 $   (2)
    (25)  ST. PAUL*                                 (4)
    (20)  THOMAS & BETTS*                           (6)
    (20)  THOMAS & BETTS*                           (3)
    (20)  THOMAS & BETTS*                           (2)
--------------------------------------------------------------------------------
TOTAL WRITTEN OPTIONS (PREMIUMS $-79)             (103)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%                53
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET -- (0.3%)  (50)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 1,262,923 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          12,670
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 75,024 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             783
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 76,919 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             776
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 87
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS       131
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS
   AND OPTIONS                                     169
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $14,616
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.31
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $10.31
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (10.31 / 94.25%)         $10.94
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $10.30
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON INTERNATIONAL EQUITY FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 86.6%
--------------------------------------------------------------------------------
AUSTRALIA -- 2.3%
 19,872   BHP BILLITON*                         $  107
 18,657   BHP BILLITON                              98
 23,374   NEWS                                     214
  4,353   NEWS, ADR                                162
--------------------------------------------------------------------------------
                                                   581
--------------------------------------------------------------------------------
BRAZIL -- 2.4%
  2,900   BRASIL TELECOM PARTICIPACOES, ADR        122
 24,423   CIA PARANAENSE DE ENERGIA, ADR           183
  6,737   PETROLEO BRASILEIRO, ADR                 175
  7,466   TELE NORTE LESTE PARTICIPACOES, ADR      114
--------------------------------------------------------------------------------
                                                   594
--------------------------------------------------------------------------------
CANADA -- 3.2%
  8,082   ANDERSON EXPLORATION*                    163
  3,689   MANULIFE FINANCIAL                       103
 13,744   TALISMAN ENERGY*                         523
--------------------------------------------------------------------------------
                                                   789
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
DENMARK -- 1.6%
  3,996   NOVO-NORDISK A/S, CL B                $  177
 10,221   NOVOZYMES A/S, CL B                      213
--------------------------------------------------------------------------------
                                                   390
--------------------------------------------------------------------------------
FINLAND -- 0.7%
  4,996   NOKIA OYJ                                113
  3,300   NOKIA OYJ, ADR                            73
--------------------------------------------------------------------------------
                                                   186
--------------------------------------------------------------------------------
FRANCE -- 10.7%
  6,749   ALSTOM                                   188
  4,994   AVENTIS                                  399
  8,304   AXA                                      237
  3,226   BOUYGUES                                 109
  1,477   CIE DE SAINT-GOBAIN                      201
 24,423   ORANGE*                                  198
  4,339   PUBLICIS GROUPE                          105
  2,800   SOCIETE GENERALE, CL A                   166
  4,435   TOTALFINAELF                             621
  4,000   VALEO                                    161
  4,230   VIVENDI UNIVERSAL                        247
--------------------------------------------------------------------------------
                                                 2,632
--------------------------------------------------------------------------------

20      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON INTERNATIONAL EQUITY FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
GERMANY -- 7.1%
  1,209   ALLIANZ                               $  355
  4,882   DAIMLERCHRYSLER                          224
  1,500   DEPFA DEUTSCHE PFANDBRIEFBANK            100
  3,544   DEUTSCHE BANK                            253
  3,800   NORILSK NICKEL, ADR                       69
  6,871   SAP, ADR                                 241
  7,874   SCHERING                                 411
  2,900   SGL CARBON*                              101
--------------------------------------------------------------------------------
                                                 1,754
--------------------------------------------------------------------------------
HONG KONG -- 3.9%
 45,500   CHINA MOBILE*                            240
133,000   CNOOC*                                   126
 74,000   HONG KONG EXCHANGES AND CLEARING         132
118,000   MTR                                      202
 71,000   WHARF HOLDINGS                           148
 33,500   WING HANG BANK                           128
--------------------------------------------------------------------------------
                                                   976
--------------------------------------------------------------------------------
IRELAND -- 1.6%
  6,506   ELAN CORP ADR*                           397
--------------------------------------------------------------------------------
                                                   397
--------------------------------------------------------------------------------
ITALY -- 1.1%
  9,800   AUTOSTRADE CONCESSIONI E COSTRUZIONI
           AUTOSTRADE*                              64
 58,491   INTESABCI*                               206
--------------------------------------------------------------------------------
                                                   270
--------------------------------------------------------------------------------
JAPAN -- 19.8%
  4,100   BANDAI                                   119
  8,200   CAPCOM                                   284
 11,000   FUJI PHOTO FILM                          474
      6   JAPAN TELECOM                            125
 20,000   MITSUBISHI ESTATE                        184
 43,800   NIKKO SECURITIES                         351
  2,650   NINTENDO                                 482
 50,000   NISSAN MOTOR                             345
  8,700   NOMURA SECURITIES                        167
      5   NTT DOCOMO                                87
  1,600   ROHM                                     249
 10,900   SEGA*                                    193
  4,900   SONY                                     322
  2,800   TAKEFUJI                                 254
  5,100   TDK                                      238
 10,000   TOKYO ELECTRIC POWER                     259
 53,300   TORAY INDUSTRIES                         213
 45,000   TOSHIBA                                  238
  8,500   TOYOTA MOTOR                             299
--------------------------------------------------------------------------------
                                                 4,883
--------------------------------------------------------------------------------
NETHERLANDS -- 5.1%
  7,477   ING GROEP*                               489
 11,036   KLM-KONINKLIJKE LUCHTVAART MIJ*          194
  7,892   KONINKLIJKE PHILIPS ELECTRONICS          209
  6,171   UNILEVER                                 370
--------------------------------------------------------------------------------
                                                 1,262
--------------------------------------------------------------------------------
NORWAY -- 0.2%
  5,117   SMEDVIG A/S, CL B                         41
--------------------------------------------------------------------------------
                                                    41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
RUSSIA -- 1.1%
  7,600   UNIFIED ENERGY SYSTEM, ADR           $    87
  3,165   YUKOS OIL, ADR*                          185
--------------------------------------------------------------------------------
                                                   272
--------------------------------------------------------------------------------
SINGAPORE -- 0.2%
 32,000   KEPPEL LAND                               40
--------------------------------------------------------------------------------
                                                    40
--------------------------------------------------------------------------------
SPAIN -- 3.4%
 16,635   REPSOL YPF                               275
 20,650   SOGECABLE*                               415
 11,262   TELEFONICA*                              139
--------------------------------------------------------------------------------
                                                   829
--------------------------------------------------------------------------------
SWEDEN -- 1.1%
 47,686   TELEFONAKTIEBOLAGET LM ERICSSON, CL B    261
--------------------------------------------------------------------------------
                                                   261
--------------------------------------------------------------------------------
SWITZERLAND -- 2.7%
  4,053   CARD GUARD SCIENTIFIC SURVIVAL*          225
  3,132   UBS                                      449
--------------------------------------------------------------------------------
                                                   674
--------------------------------------------------------------------------------
UNITED KINGDOM -- 18.4%
 18,125   AMVESCAP                                 315
 51,969   ARRIVA                                   246
 47,146   BAE SYSTEMS                              226
197,100   CORUS GROUP                              168
 25,185   DIAGEO                                   276
 21,692   EMAP                                     214
 23,496   HANSON                                   173
 96,100   INNOGY HOLDINGS                          295
114,649   INVENSYS                                 218
 33,254   KINGFISHER                               180
 28,636   MISYS                                    200
 25,581   P&O PRINCESS CRUISES                     133
 15,342   PEARSON                                  253
 82,082   RANK GROUP                               249
 84,077   RENTOKIL INITIAL                         285
 60,190   ROLLS-ROYCE                              198
  3,331   ROYAL BANK OF SCOTLAND GROUP              73
 29,484   SAINSBURY                                184
 10,800   SHIRE PHARMACEUTICALS*                   197
122,600   STAGECOACH HOLDINGS                      136
150,940   VODAFONE GROUP                           334
--------------------------------------------------------------------------------
                                                 4,553
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK (COST $22,060)       21,384
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.9%
--------------------------------------------------------------------------------
GERMANY -- 0.9%
  3,859   HENKEL KGAA                              224
--------------------------------------------------------------------------------
                                                   224
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCK (COST $246)          224
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      21

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON INTERNATIONAL EQUITY FUND  (CONTINUED)

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.4%
--------------------------------------------------------------------------------
$ 2,325   STATE STREET, 2.00% DATED 06/29/01,
           DUE 07/02/01, REPURCHASE PRICE
           $2,325,388 (COLLATERALIZED BY U.S.
           TREASURY OBLIGATION, TOTAL PAR
           VALUE $2,225,000, 8.125%, 08/15/29,
           TOTAL MARKET VALUE $2,415,205)      $ 2,325
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $2,325)         2,325
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.9%  (COST $24,631)      23,933
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 3.1%          762
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 2,693,872 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          25,469
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 61,291 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             575
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 6,910 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                              64
--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME  $ (21)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (769)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON FORWARD
   FOREIGN CURRENCY CONTRACTS AND TRANSLATION
   OF OTHER ASSETS AND LIABILITIES
   IN FOREIGN CURRENCY                              75
--------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON INVESTMENTS        (698)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $24,695
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $8.94
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $8.93
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (8.93 / 94.25%)           $9.47
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES (D)          $8.93
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON MID CORP AMERICA FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 78.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.8%
  1,400   ALLIANT TECHSYSTEMS*                 $   126
  2,400   BF GOODRICH                               91
  3,500   SCI SYSTEMS*                              89
--------------------------------------------------------------------------------
                                                   306
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.2%
  5,700   ATLAS AIR WORLDWIDE HOLDINGS*             81
--------------------------------------------------------------------------------
                                                    81
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 2.2%
  7,800   JONES APPAREL GROUP*                     337
  5,400   LIZ CLAIBORNE                            272
 10,600   POLO RALPH LAUREN*                       273
--------------------------------------------------------------------------------
                                                   882
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 1.4%
  2,000   AUTONATION*                               23
  2,200   ITT INDUSTRIES                            97
  5,900   POLARIS INDUSTRIES                       270
  4,000   SUPERIOR INDUSTRIES INTERNATIONAL        153
--------------------------------------------------------------------------------
                                                   543
--------------------------------------------------------------------------------
BANKS -- 8.3%
  1,800   ASTORIA FINANCIAL                         99
  2,300   BANCWEST                                  79
  8,100   BANKNORTH GROUP                          183
  5,700   CITY NATIONAL                            252
    700   COMMERCE BANCORP                          49
  6,000   COMPASS BANCSHARES                       159
  8,900   DIME BANCORP                             332
  5,200   FIRST TENNESSEE NATIONAL                 180
  5,000   FIRSTMERIT                               132
  7,000   GREATER BAY BANCORP                      175
  3,800   GREENPOINT FINANCIAL                     146
  1,000   HUDSON CITY BANCORP                       23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
BANKS -- (CONTINUED)
--------------------------------------------------------------------------------
  7,500   NATIONAL COMMERCE FINANCIAL           $  183
 11,100   NORTH FORK BANCORPORATION                344
  3,400   SILICON VALLEY BANCSHARES*                75
  9,700   TCF FINANCIAL                            449
  2,300   WILMINGTON TRUST                         144
  4,100   ZIONS BANCORPORATION                     242
--------------------------------------------------------------------------------
                                                 3,246
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
  2,700   HISPANIC BROADCASTING*                    77
--------------------------------------------------------------------------------
                                                    77
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.2%
  6,300   INSITUFORM TECHNOLOGIES, CL A*           230
  3,100   LENNAR                                   129
  3,100   PULTE HOMES                              132
--------------------------------------------------------------------------------
                                                   491
--------------------------------------------------------------------------------
CHEMICALS -- 3.2%
  7,900   ALBEMARLE                                183
  3,200   CABOT MICROELECTRONICS*                  198
  5,100   COOPER INDUSTRIES                        202
  6,300   CYTEC INDUSTRIES*                        239
  1,500   EASTMAN CHEMICAL                          71
  2,900   GREAT LAKES CHEMICAL                      89
  2,100   HB FULLER                                105
  2,500   LUBRIZOL                                  78
  2,400   LYONDELL CHEMICAL                         37
  3,800   OLIN                                      65
--------------------------------------------------------------------------------
                                                 1,267
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
  3,000   HARRIS                                    82
  3,100   L-3 COMMUNICATIONS HOLDINGS*             237
--------------------------------------------------------------------------------
                                                   319
--------------------------------------------------------------------------------

22      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON MID CORP AMERICA FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
COMPUTERS -- 3.5%
 11,700   ADVANCED DIGITAL INFORMATION*       $    202
  3,100   AFFILIATED COMPUTER SERVICES, CL A*      223
  2,300   CDW COMPUTER CENTERS*                     91
  4,900   NCR*                                     230
  3,100   SANDISK*                                  86
 21,500   SONICBLUE*                                71
  8,400   STORAGE TECHNOLOGY*                      116
  5,800   SUNGARD DATA SYSTEMS*                    174
 12,700   UNISYS*                                  187
--------------------------------------------------------------------------------
                                                 1,380
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 0.5%
  4,900   TELEFLEX                                 216
--------------------------------------------------------------------------------
                                                   216
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 3.2%
  2,800   BARR LABORATORIES*                       197
  1,400   GENZYME CORP-GENL DIVISION*               85
  4,300   ICN PHARMACEUTICALS                      136
  5,250   IVAX*                                    205
  8,600   MYLAN LABORATORIES                       242
 16,700   SICOR*                                   386
--------------------------------------------------------------------------------
                                                 1,251
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS -- 1.0%
  8,000   AEROFLEX*                                 84
  6,100   C&D TECHNOLOGIES                         189
  5,200   VISHAY INTERTECHNOLOGY*                  120
--------------------------------------------------------------------------------
                                                   393
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 1.4%
  4,000   ALLETE                                    90
  4,800   DPL                                      139
  2,000   ENERGY EAST                               42
  8,900   TECO ENERGY                              271
--------------------------------------------------------------------------------
                                                   542
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.7%
 13,100   REPUBLIC SERVICES*                       260
--------------------------------------------------------------------------------
                                                   260
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.5%
  4,100   AG EDWARDS                               185
  7,000   ALLIED CAPITAL CORP FUNDS                162
  4,500   AMERICREDIT*                             234
  1,400   EATON VANCE                               49
  1,900   HELLER FINANCIAL, CL A                    76
  2,000   LEGG MASON                               100
  3,200   T. ROWE PRICE GROUP                      120
  1,600   WADDELL & REED FINANCIAL, CL A            51
--------------------------------------------------------------------------------
                                                   977
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.6%
  3,800   ADOLPH COORS, CL B                       191
  3,700   DEAN FOODS                               149
 11,300   HORMEL FOODS                             275
--------------------------------------------------------------------------------
                                                   615
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 1.3%
  2,200   MDU RESOURCES GROUP                       70
  3,700   NATIONAL FUEL GAS                        192
 10,500   QUESTAR                                  260
--------------------------------------------------------------------------------
                                                   522
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
GLASS PRODUCTS -- 0.2%
  3,000   GENTEX*                              $    84
--------------------------------------------------------------------------------
                                                    84
--------------------------------------------------------------------------------
HOTELS & LODGING -- 0.3%
  2,900   MANDALAY RESORT GROUP*                    79
  1,900   MGM MIRAGE*                               57
--------------------------------------------------------------------------------
                                                   136
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
  6,600   CHURCH & DWIGHT                          168
  4,300   FERRO                                     94
  4,700   LEGGETT & PLATT                          104
  1,400   WHIRLPOOL                                 88
--------------------------------------------------------------------------------
                                                   454
--------------------------------------------------------------------------------
INSURANCE -- 4.8%
  4,100   ALLMERICA FINANCIAL                      236
  2,100   FIDELITY NATIONAL FINANCIAL               52
  2,200   FIRST AMERICAN                            42
  2,000   GALLAGHER, ARTHUR J.                      52
  2,500   NATIONWIDE FINANCIAL SERVICES            109
  8,900   OLD REPUBLIC INTERNATIONAL               258
  4,600   OXFORD HEALTH PLANS*                     132
  3,000   PMI GROUP                                218
  6,100   PROTECTIVE LIFE                          210
  7,800   RADIAN GROUP                             316
  6,800   TORCHMARK                                273
--------------------------------------------------------------------------------
                                                 1,898
--------------------------------------------------------------------------------
LEISURE -- 1.1%
  8,500   BRUNSWICK                                204
 11,900   CALLAWAY GOLF                            188
  2,400   ROYAL CARIBBEAN CRUISES                   53
--------------------------------------------------------------------------------
                                                   445
--------------------------------------------------------------------------------
MACHINERY -- 3.2%
  2,900   AMERICAN STANDARD*                       174
  2,800   APTARGROUP                                91
  2,800   ASYST TECHNOLOGIES*                       38
  4,800   DONALDSON                                150
  2,600   KENNAMETAL                                96
  3,100   LAM RESEARCH*                             92
  2,000   MILACRON                                  31
  3,200   PALL                                      75
  3,900   PARKER HANNIFIN                          166
  2,900   SMITH INTERNATIONAL*                     174
  7,300   SUREBEAM, CL A*                          125
    800   TECUMSEH PRODUCTS, CL A                   40
--------------------------------------------------------------------------------
                                                 1,252
--------------------------------------------------------------------------------
MEASURING DEVICES -- 2.4%
  1,700   BECKMAN COULTER                           69
  5,000   MICROCHIP TECHNOLOGY*                    167
  7,400   PERKINELMER                              204
  3,200   SNAP-ON                                   77
  3,800   STANLEY WORKS                            159
  6,100   TEKTRONIX*                               166
  5,000   THERMO ELECTRON*                         110
--------------------------------------------------------------------------------
                                                   952
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 5.2%
  3,400   EXPRESS SCRIPTS*                         187
 10,700   HEALTH MANAGEMENT ASSOCIATES, CL A*      225

     (See notes which are an integral part of the Financial Statements.)      23

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON MID CORP AMERICA FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- (CONTINUED)
  3,100   INCYTE GENOMICS*                      $   76
 10,000   LINCARE HOLDINGS*                        300
  8,300   OAKLEY*                                  154
  8,500   ORTHODONTIC CENTERS OF AMERICA*          258
  7,200   POLYMEDICA*                              292
  8,600   RESPIRONICS*                             256
  4,700   ST. JUDE MEDICAL*                        282
--------------------------------------------------------------------------------
                                                 2,030
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 4.2%
  6,400   AUTODESK                                 239
 14,900   AVANT!*                                  198
  8,400   CADENCE DESIGN SYSTEMS*                  157
  2,300   CONCORD EFS*                             120
  4,300   FORRESTER RESEARCH*                       97
  4,300   KORN/FERRY INTERNATIONAL*                 67
  1,500   MERCURY INTERACTIVE*                      90
  9,000   NCO GROUP*                               278
  6,100   NETIQ*                                   191
  3,700   NETWORK ASSOCIATES*                       46
  3,600   SYMANTEC*                                157
--------------------------------------------------------------------------------
                                                 1,640
--------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURES -- 0.3%
  1,800   HERMAN MILLER                             44
  1,800   LEAR*                                     63
--------------------------------------------------------------------------------
                                                   107
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.6%
  1,100   MEAD                                      30
  6,300   SMURFIT-STONE CONTAINER*                 102
  4,800   SONOCO PRODUCTS                          119
--------------------------------------------------------------------------------
                                                   251
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 4.6%
  5,300   CHESAPEAKE ENERGY*                        36
  3,000   EQUITABLE RESOURCES                      100
  4,100   FOREST OIL*                              115
  4,000   HELMERICH & PAYNE                        123
  3,300   MARINE DRILLING*                          63
  2,400   NEWFIELD EXPLORATION*                     77
 12,000   OCEAN ENERGY                             209
  7,800   PATINA OIL & GAS                         207
  7,400   PIONEER NATURAL RESOURCES*               126
  2,900   ROWAN*                                    64
  4,300   SWIFT ENERGY*                            130
  1,400   TIDEWATER                                 53
  8,900   UNIT*                                    141
  1,500   VERITAS DGC*                              42
  4,300   VINTAGE PETROLEUM                         80
  2,300   WEATHERFORD INTERNATIONAL*               110
  7,800   XTO ENERGY                               112
--------------------------------------------------------------------------------
                                                 1,788
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 1.1%
  3,000   ASHLAND                                  120
  1,800   MURPHY OIL                               132
  4,600   VALERO ENERGY                            169
--------------------------------------------------------------------------------
                                                   421
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.0%
--------------------------------------------------------------------------------
  8,236   BANTA                                    241
  5,200   HARTE-HANKS COMMUNICATIONS               129
  7,600   PAXAR*                                   109
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- (CONTINUED)
  7,000   READERS DIGEST, CL A                  $  201
  3,700   RR DONNELLEY & SONS                      110
--------------------------------------------------------------------------------
                                                   790
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  5,300   LNR PROPERTY                             186
--------------------------------------------------------------------------------
                                                   186
--------------------------------------------------------------------------------
RETAIL -- 5.3%
  4,000   ABERCROMBIE & FITCH, CL A*               178
  6,350   APPLEBEES INTERNATIONAL                  203
  2,200   BJ'S WHOLESALE CLUB*                     117
 10,900   BRINKER INTERNATIONAL*                   282
  9,200   FAMILY DOLLAR STORES                     236
  4,700   MICHAELS STORES*                         193
  5,700   OUTBACK STEAKHOUSE*                      164
  4,400   PAPA JOHN'S INTERNATIONAL*               112
  2,600   PAYLESS SHOESOURCE*                      168
  5,300   RUBY TUESDAY                              91
  1,800   SONIC*                                    57
  4,500   TOO*                                     123
  5,300   VIAD                                     140
--------------------------------------------------------------------------------
                                                 2,064
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.1%
  3,000   COOPER TIRE & RUBBER                      43
--------------------------------------------------------------------------------
                                                    43
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.3%
 11,800   ATMEL*                                   159
  5,200   ATMI*                                    156
  2,000   CYPRESS SEMICONDUCTOR*                    48
  5,100   DUPONT PHOTOMASKS*                       246
  7,500   IMATION*                                 189
  2,600   INTEGRATED DEVICE TECHNOLOGY*             82
  7,400   INTERNATIONAL RECTIFIER*                 252
  2,300   MICROSEMI*                               163
  2,800   PLEXUS*                                   92
  9,600   SENSORMATIC ELECTRONICS*                 163
  3,700   VARIAN SEMICONDUCTOR EQUIPMENT*          155
--------------------------------------------------------------------------------
                                                 1,705
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 0.7%
  6,900   ENGELHARD                                178
  5,200   MAVERICK TUBE*                            88
--------------------------------------------------------------------------------
                                                   266
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 1.1%
  5,000   MCLEODUSA, CL A*                          23
  1,100   TELEPHONE & DATA SYSTEMS                 120
  2,800   US CELLULAR*                             161
  5,800   WEST*                                    128
--------------------------------------------------------------------------------
                                                   432
--------------------------------------------------------------------------------
WHOLESALE -- 1.5%
 13,900   APOGENT TECHNOLOGIES*                    342
  1,900   BORGWARNER                                94
  5,400   PERFORMANCE FOOD GROUP*                  163
--------------------------------------------------------------------------------
                                                   599
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $30,399)               30,911
--------------------------------------------------------------------------------

24      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON MID CORP AMERICA FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY -- 3.9%
--------------------------------------------------------------------------------
$16,000   MIDCAP SPDR TRUST, SERIES 1          $ 1,518
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENT COMPANY (COST $1,521)     1,518
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 0.6%
--------------------------------------------------------------------------------
    244   AMERICAN EXPRESS, 4.090%, 07/02/01       244
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $244)                 244
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (C) -- 23.7%
--------------------------------------------------------------------------------
  9,300   FFCB, 3.996%, 07/02/01                 9,298
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $9,299)       9,298
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 106.9%  (COST $41,463)     41,971
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (6.9%)     (2,718)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,741,366 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          38,077
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 11,417 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             119
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 46,065 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         $   485
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS        64
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         508
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $39,253
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.33
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $10.31
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (10.31 / 94.25%)         $10.94
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $10.31
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON NEW ECONOMY FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 76.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.7%
  1,500   BOEING                                 $  83
  2,300   LOCKHEED MARTIN                           85
--------------------------------------------------------------------------------
                                                   168
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.3%
  3,000   JONES APPAREL GROUP*                     130
--------------------------------------------------------------------------------
                                                   130
--------------------------------------------------------------------------------
AUTO -- 1.0%
  1,600   GROUP 1 AUTOMOTIVE*                       47
  1,500   WINNEBAGO INDUSTRIES                      46
--------------------------------------------------------------------------------
                                                    93
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.4%
    800   POLARIS INDUSTRIES                        37
--------------------------------------------------------------------------------
                                                    37
--------------------------------------------------------------------------------
BANKS -- 7.2%
  2,000   COMMERCIAL FEDERAL                        46
  1,500   GOLDEN STATE BANCORP                      46
  1,200   GREENPOINT FINANCIAL                      46
  3,500   REGIONS FINANCIAL                        112
  5,200   SOUTHTRUST                               135
  4,100   SYNOVUS FINANCIAL                        129
  3,750   WASHINGTON MUTUAL                        141
  1,400   WEBSTER FINANCIAL                         46
--------------------------------------------------------------------------------
                                                   701
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
  4,300   INTERNATIONAL SPECIALTY PRODUCTS*      $  46
--------------------------------------------------------------------------------
                                                    46
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.5%
  2,000   CHARTER COMMUNICATIONS, CL A*             47
--------------------------------------------------------------------------------
                                                    47
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 2.6%
  3,000   CENTEX                                   122
  4,100   CHAMPION ENTERPRISES*                     47
  2,800   CLAYTON HOMES                             44
  1,900   DR HORTON                                 43
--------------------------------------------------------------------------------
                                                   256
--------------------------------------------------------------------------------
COMPUTERS -- 6.4%
  4,700   CADENCE DESIGN SYSTEMS*                   88
  1,200   ELECTRONIC DATA SYSTEMS                   75
  1,800   MERCURY COMPUTER SYSTEMS*                 79
  2,500   PEOPLESOFT*                              123
  4,600   SUNGARD DATA SYSTEMS*                    138
  2,500   SYNOPSYS*                                121
--------------------------------------------------------------------------------
                                                   624
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.0%
  1,726   TYCO INTERNATIONAL                        94
--------------------------------------------------------------------------------
                                                    94
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 0.5%
  2,800   PERRIGO*                                  47
--------------------------------------------------------------------------------
                                                    47
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      25

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON NEW ECONOMY FUND  (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                           VALUE
                                                 (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 1.8%
  1,100   DOMINION RESOURCES                     $  66
  1,500   ENTERGY                                   58
  1,000   PPL                                       55
--------------------------------------------------------------------------------
                                                   179
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.9%
  2,300   ALLIED WASTE INDUSTRIES*                  43
    900   STERICYCLE*                               42
--------------------------------------------------------------------------------
                                                    85
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.0%
  2,300   BLOCK H & R                              148
    700   LEHMAN BROTHERS HOLDINGS                  54
--------------------------------------------------------------------------------
                                                   202
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.2%
  1,000   AMERICAN ITALIAN PASTA                    46
  6,000   ARCHER-DANIELS-MIDLAND                    78
  3,800   STARBUCKS*                                87
--------------------------------------------------------------------------------
                                                   211
--------------------------------------------------------------------------------
HEALTH & ALLIED SERVICES -- 0.9%
  1,500   AMERIPATH*                                44
  1,700   FIRST HEALTH GROUP*                       41
--------------------------------------------------------------------------------
                                                    85
--------------------------------------------------------------------------------
INSURANCE -- 6.0%
    700   ADVANCEPCS*                               45
  3,000   ALLSTATE                                 132
  4,200   CONSECO*                                  57
  2,300   DAVITA*                                   47
  1,900   LOEWS                                    122
  2,600   METLIFE                                   81
  1,700   UNITEDHEALTH GROUP                       105
--------------------------------------------------------------------------------
                                                   589
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 1.3%
  4,300   CARNIVAL                                 132
--------------------------------------------------------------------------------
                                                   132
--------------------------------------------------------------------------------
MEDICAL & MEDICAL SERVICES -- 13.7%
  1,600   APRIA HEALTHCARE GROUP*                   46
  1,600   BAXTER INTERNATIONAL                      78
  2,400   BECTON DICKINSON                          86
  2,600   CAREMARK RX*                              43
  2,100   COVANCE*                                  48
  2,400   GENZYME CORP-GENL DIVISION*              146
  5,700   HEALTHSOUTH*                              91
  1,600   IDEC PHARMACEUTICALS*                    108
  3,300   IMS HEALTH                                94
  2,000   JOHNSON & JOHNSON                        100
  1,400   LINCARE HOLDINGS*                         42
  5,500   MANOR CARE*                              175
  1,800   OCULAR SCIENCES*                          46
    700   ST JUDE MEDICAL*                          42
  1,000   TENET HEALTHCARE*                         52
  1,900   VARIAN MEDICAL SYSTEMS*                  136
--------------------------------------------------------------------------------
                                                 1,333
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
  6,000   FREEPORT-MCMORAN COPPER & GOLD, CL B      66
--------------------------------------------------------------------------------
                                                    66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 7.9%
  2,900   BORLAND SOFTWARE*                      $  45
  1,700   CONCORD EFS*                              88
  1,000   EXPEDIA, CL A*                            47
  3,000   FAIR, ISAAC                              185
  2,200   FIRST DATA                               141
  3,500   GTECH HOLDINGS*                          124
  3,100   INTERGRAPH*                               48
    900   RENAISSANCE LEARNING*                     46
    800   THQ*                                      48
--------------------------------------------------------------------------------
                                                   772
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 3.8%
  1,400   AMERADA HESS                             113
  1,700   ASHLAND                                   68
  5,700   REPSOL YPF, ADR                           95
  3,400   USX-MARATHON GROUP                       100
--------------------------------------------------------------------------------
                                                   376
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.9%
  1,100   APOLLO GROUP, CL A*                       47
    900   STRAYER EDUCATION                         44
--------------------------------------------------------------------------------
                                                    91
--------------------------------------------------------------------------------
RETAIL -- 10.2%
  3,200   1-800-FLOWERS.COM*                        48
  3,100   AMERICAN EAGLE OUTFITTERS*               109
  1,100   BARNES & NOBLE*                           43
  2,600   BED BATH & BEYOND*                        81
  1,700   FEDERATED DEPARTMENT STORES*              72
  1,300   GENESCO*                                  44
    600   LOWE'S                                    44
  1,800   MAY DEPARTMENT STORES                     62
  1,600   O'REILLY AUTOMOTIVE*                      46
  4,700   REEBOK INTERNATIONAL                     150
  2,800   TARGET                                    97
  9,000   TOMMY HILFIGER*                          126
  1,800   TRICON GLOBAL RESTAURANTS*                79
--------------------------------------------------------------------------------
                                                 1,001
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 0.5%
  3,800   GENERAL COMMUNICATION, CL A*              46
--------------------------------------------------------------------------------
                                                    46
--------------------------------------------------------------------------------
TESTING LABORATORIES -- 0.4%
  1,300   PHARMACEUTICAL PRODUCT DEVEL*             40
--------------------------------------------------------------------------------
                                                    40
--------------------------------------------------------------------------------
WHOLESALE -- 0.5%
  1,500   COPART*                                   44
--------------------------------------------------------------------------------
                                                    44
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $7,059)                 7,495
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 2.3%
--------------------------------------------------------------------------------
 $  222   AMERICAN EXPRESS, 4.090%, 07/02/01       222
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $222)                 222
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (C) -- 35.8%
--------------------------------------------------------------------------------
  3,500   FFCB, 3.996%, 07/02/01                 3,499
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $3,500)       3,499
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 114.9%  (COST $10,781)     11,216
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (14.9%)    (1,456)
--------------------------------------------------------------------------------

26     (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON NEW ECONOMY FUND  (CONTINUED)

--------------------------------------------------------------------------------

                                                  VALUE
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 906,243 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          $9,206
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 6,815 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                              70
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 18,982 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             195
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME     (1)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS      (145)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         435
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                      $9,760
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.47
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $10.47
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (10.47 / 94.25%)         $11.11
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $10.45
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON MORTGAGE SECURITIES FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 15.4%
--------------------------------------------------------------------------------
 15,000   ALEXANDRIA REAL ESTATE                $  597
  5,000   BOSTON PROPERTIES                        204
 10,000   BRANDYWINE REALTY TRUST                  224
  5,000   CAMDEN PROPERTY TRUST                    183
 10,000   CENTERPOINT PROPERTIES                   502
 20,000   CHATEAU COMMUNITIES                      628
  5,000   CRESCENT REAL ESTATE                     123
  3,000   DUKE-WEEKS REALTY                         75
  2,000   EASTGROUP PROPERTIES                      45
 10,000   EQUITY OFFICE PROPERTIES TRUST           316
 10,000   EQUITY RESIDENTIAL PROPERTIES TRUST      566
  5,000   ESSEX PROPERTY TRUST                     248
  5,000   GABLES RESIDENTIAL TRUST                 150
  7,500   HEALTH CARE PROPERTY INVESTORS           258
  2,000   HEALTHCARE REALTY TRUST                   53
  5,000   HOST MARRIOTT                             63
  2,000   KIMCO REALTY                              95
  3,500   MACK-CALI REALTY                         100
 15,000   MANUFACTURED HOME COMMUNITIES            422
  1,000   MILLS                                     25
  2,000   PROLOGIS TRUST                            45
  1,000   PUBLIC STORAGE                            30
  1,000   SHURGARD STORAGE CENTERS, CL A            31
  5,000   SIMON PROPERTY GROUP                     150
  1,000   SL GREEN REALTY                           30
  1,000   SUN COMMUNITIES                           35
  2,000   UNITED DOMINION REALTY TRUST              29
  5,000   WASHINGTON                               118
  1,000   WEINGARTEN REALTY INVESTORS               44
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUST (COST $5,231) 5,389
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 22.8%
--------------------------------------------------------------------------------
  $  22   POOL # 220007, 8.750%, 08/01/01           22
     28   POOL # 380059, 9.500%, 10/01/04           29
  1,322   POOL # C00512, 7.000%, 04/01/27        1,331
  1,134   POOL # C80391, 7.000%, 03/01/26        1,142
    633   POOL # D66491, 6.500%, 12/01/25          624
    770   POOL # D69575, 7.500%, 03/01/26          787
  1,044   POOL # E65142, 6.500%, 07/01/11        1,049
  1,000   REMIC SERIES 1490, CLASS PH,
           6.250%, 04/15/08                      1,015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- (CONTINUED)
 $  984   REMIC SERIES 163, CLASS F,
           6.000%, 07/15/21                   $    979
  1,000   REMIC SERIES 2198, CLASS PQ,
           7.000%, 04/15/24                      1,031
--------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
  (COST $7,777)                                  8,009
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 5.8%
--------------------------------------------------------------------------------
  2,000   5.485%, 01/21/03                       2,030
--------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK (COST $1,989)       2,030
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 40.3%
--------------------------------------------------------------------------------
    653   POOL # 250554, 6.500%, 05/01/11          655
    855   POOL # 252769, 7.500%, 08/01/19          877
    598   POOL # 303653, 7.000%, 12/01/25          600
    653   POOL # 338449, 6.000%, 05/01/11          643
    820   POOL # 339836, 7.000%, 03/01/26          824
    527   POOL # 343212, 7.500%, 05/01/26          538
    468   POOL # 377783, 6.500%, 04/01/12          473
  1,264   POOL # 250551, 7.000%, 05/01/26        1,270
  1,196   POOL # 397835, 6.500%, 09/01/12        1,200
  1,500   REMIC SERIES 1993-163, CLASS PY,
           6.750%, 03/25/22                      1,511
  1,000   REMIC SERIES 1994-51, CLASS PH,
           6.500%, 01/25/23                      1,021
    500   REMIC SERIES 1994-56, CLASS H,
           6.000%, 07/25/22                        501
  1,000   REMIC SERIES 1996-53, CLASS PG,
           6.500%, 12/18/11                      1,008
  1,000   REMIC SERIES 1998-44, CLASS TE,
           6.250%, 04/18/21                      1,009
    500   REMIC SERIES 1998-46,  CLASS PJ,
           6.250%, 12/18/22                        503
  1,500   REMIC SERIES 1998-M1, CLASS A2,
           6.250%, 01/25/08                      1,494
--------------------------------------------------------------------------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (COST $13,989)                               14,127
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      27

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON MORTGAGE SECURITIES FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.1%
--------------------------------------------------------------------------------
  $  21   POOL # 328651, 8.500%, 05/15/07        $  22
    764   POOL # 316151, 7.500%, 04/15/22          784
    773   POOL # 352022, 7.000%, 11/15/23          781
    554   POOL # 200023, 9.500%, 05/15/18          583
  1,000   REMIC SERIES 1999-24, CLASS PD,
           6.500%, 05/20/26                      1,011
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $3,117)                                 3,181
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.7%
--------------------------------------------------------------------------------
  2,358   MORGAN STANLEY DEAN WITTER, 3.850%,
           DATED 06/29/01, DUE 07/02/01,
           REPURCHASE PRICE $2,358,356
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $2,345,000, 5.750%, 11/30/02,
           TOTAL MARKET VALUE $2,426,295)        2,358
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $2,358)         2,358
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%  (COST $34,461)     35,094
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)        (28)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 4,169,863 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         $54,538
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 101,714 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           3,572
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                 34
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS   (23,711)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         633
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $35,066
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                     $8.21
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES              $8.23
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (8.23 / 95.25%)           $8.64
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON OHIO TAX-FREE FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
--------------------------------------------------------------------------------
OHIO -- 97.2%
 $  915   AKRON, GO, 6.500%, 11/01/14          $ 1,061
--------------------------------------------------------------------------------
    500   AKRON, SERIES 2, GO, 5.300%, 12/01/11    522
--------------------------------------------------------------------------------
    300   AURORA, CSD, GO, FGIC, 5.500%, 12/01/07  323
--------------------------------------------------------------------------------
    280   AVON LAKE, WATER SYSTEM AUTHORITY, RB,
           AMBAC, 5.100%, 10/01/05                 292
--------------------------------------------------------------------------------
    375   AVON LAKE, WATER SYSTEMS AUTHORITY,
           SERIES A, RB, AMBAC, 5.500%, 10/01/15   393
--------------------------------------------------------------------------------
    500   BUTLER COUNTY, GO, AMBAC, 5.000%,
           12/01/12                                513
--------------------------------------------------------------------------------
  1,020   CANTON, CSD, SERIES A, GO, MBIA,
           5.350%, 12/01/15                      1,060
--------------------------------------------------------------------------------
    500   CHAGRIN FALLS, EXEMPTED VILLAGE SCHOOL
           DISTRICT, SERIES 2, GO, 5.100%,
           12/01/10                                523
--------------------------------------------------------------------------------
    250   CINCINNATI, GO, 4.200%, 12/01/11         244
--------------------------------------------------------------------------------
  1,500   CLEVELAND, WATERWORKS AUTHORITY
           IMPROVEMENT PROJECT, SERIES 1,
           RB, FSA, 5.000%, 01/01/16             1,504
--------------------------------------------------------------------------------
    500   CLEVELAND, WATERWORKS IMPROVEMENT
           PROJECT, SERIES I, RB, FSA,
           5.250%, 01/01/13                        521
--------------------------------------------------------------------------------
    600   COLUMBUS, POLICE/FIREMAN DISABILITY,
           GO, 5.000%, 07/15/13                    614
--------------------------------------------------------------------------------
    300   COLUMBUS, SERIES D, GO,
           5.250%, 09/15/11                        310
--------------------------------------------------------------------------------
    161   COLUMBUS, SPECIAL ASSESSMENT, GO,
           5.700%, 07/15/06                        165
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, GO, 5.200%, 11/15/09    526
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  620   CUYAHOGA COUNTY, HFA, DAILY VRDNS,
           UNIVERSITY HOSPITAL CLEVELAND,
           LOC: CHASE MANHATTAN BANK,
           3.250%, 01/01/16                     $  620
--------------------------------------------------------------------------------
    500   CUYAHOGA COUNTY, HRB, WALKER CENTER
           PROJECT, SERIES I, RB, AMBAC,
           5.250%, 01/01/13                        519
--------------------------------------------------------------------------------
    200   CUYAHOGA FALLS, GO, MBIA, 5.400%,
           12/01/06                                215
--------------------------------------------------------------------------------
    500   DAYTON, CAPITAL FACILITIES, GO, MBIA,
           5.000%, 12/01/12                        516
--------------------------------------------------------------------------------
    250   DOVER, MUNICIPAL ELECTRIC SYSTEM,
           RB, FGIC, 5.500%, 12/01/07              267
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.300%, 12/01/07             534
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.450%, 12/01/08             534
--------------------------------------------------------------------------------
    500   EUCLID, GO, 5.000%, 12/01/12             514
--------------------------------------------------------------------------------
    245   FAIRFIELD, SDA, GO, FGIC, 5.650%,
           12/01/06                                266
--------------------------------------------------------------------------------
    500   FINDLAY, GO, 5.500%, 07/01/08            538
--------------------------------------------------------------------------------
    250   FINDLAY, SEWER SYSTEM, GO, 5.200%,
           07/01/06                                262
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, GO, 5.050%, 12/01/05    527
--------------------------------------------------------------------------------
    500   FRANKLIN COUNTY, HOSPITAL FACILITIES
           AUTHORITY, CHILDREN'S HOSPITAL PROJECT,
           SERIES A, RB, 5.800%, 11/01/10          526
--------------------------------------------------------------------------------
    250   FRANKLIN COUNTY, HOSPITAL FACILITIES
           AUTHORITY, CHILDREN'S HOSPITAL,
           SERIES A, RB,
           6.500%, 05/01/07                        261
--------------------------------------------------------------------------------

28      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  305   FRANKLIN, ROAD EXTENSION, GO, MBIA,
           6.000%, 09/01/06                     $  331
--------------------------------------------------------------------------------
    580   GAHANNA, GO, 5.550%, 06/01/05            620
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, CSD, GO,
           5.400%, 12/01/05                        267
--------------------------------------------------------------------------------
    250   GRANDVIEW HEIGHTS, GO,
           7.100%, 12/01/06                        258
--------------------------------------------------------------------------------
    300   GREENE COUNTY, WATER SYSTEM, SERIES A,
           RB, FGIC, 5.750%, 12/01/09              328
--------------------------------------------------------------------------------
    500   HAMILTON COUNTY, GO, 5.100%, 12/01/11    513
--------------------------------------------------------------------------------
  1,795   HAMILTON COUNTY, GO, 5.250%, 12/01/15  1,840
--------------------------------------------------------------------------------
  2,100   HAMILTON COUNTY, HRB, WEEKLY VRDNS,
           HEALTH ALLIANCE, SERIES A, MBIA,
           2.650%, 01/01/18                      2,100
--------------------------------------------------------------------------------
    315   HANCOCK COUNTY, GO, 5.200%, 12/01/08     331
--------------------------------------------------------------------------------
    170   HILLIARD, GO, 5.350%, 12/01/06           182
--------------------------------------------------------------------------------
    180   HILLIARD, GO, 5.500%, 12/01/07           192
--------------------------------------------------------------------------------
    500   HILLIARD, SDA, GO, 4.800%, 12/01/08      521
--------------------------------------------------------------------------------
    145   HILLIARD, SDA, SERIES A, GO, FGIC,
           4.850%, 12/01/15                        143
--------------------------------------------------------------------------------
    500   HUDSON CITY, REAL ESTATE ACQUISITION, GO,
           5.000%, 12/01/14                        508
--------------------------------------------------------------------------------
    500   JEFFERSON COUNTY, COUNTY JAIL
           CONSTRUCTION, GO, FSA,
           4.950%, 12/01/12                        513
--------------------------------------------------------------------------------
    500   KENT STATE UNIVERSITY, GENERAL RECEIPTS,
           RB, MBIA, 5.300%, 05/01/10              528
--------------------------------------------------------------------------------
    255   LAKEWOOD, CSD, GO, ETM,
           5.050%, 12/01/05                        268
--------------------------------------------------------------------------------
  1,310   LAKEWOOD, CSD, GO, FGIC, 4.900%,
           12/01/15                              1,305
--------------------------------------------------------------------------------
    130   LAKEWOOD, HRB, LAKEWOOD HOSPITAL
           PROJECT, SERIES 1, RB, MBIA,
           5.000%, 02/15/14                        130
--------------------------------------------------------------------------------
    500   LORAIN COUNTY, CATHOLIC HEALTHCARE
           PARTNERS, SERIES B, RB, MBIA,
           6.000%, 09/01/08                        552
--------------------------------------------------------------------------------
    500   LUCAS COUNTY, JUVENILE JUSTICE
           CENTER, GO, FGIC, 5.000%, 12/01/14      508
--------------------------------------------------------------------------------
  1,000   MAHONING COUNTY, SSRB, RB, AMBAC,
           5.200%, 12/01/14                      1,025
--------------------------------------------------------------------------------
    100   MANSFIELD, CSD, GO, MBIA, 5.350%,
           12/01/14                                105
--------------------------------------------------------------------------------
    500   MASON, CSD, GO, 5.150%, 12/01/12         521
--------------------------------------------------------------------------------
    250   MIAMI COUNTY, GO, 4.875%, 12/01/10       258
--------------------------------------------------------------------------------
    500   MIAMI UNIVERSITY, GENERAL RECEIPTS, RB,
           5.400%, 12/01/05                        528
--------------------------------------------------------------------------------
    500   MONTGOMERY COUNTY, GO,
           5.400%, 12/01/11                        530
--------------------------------------------------------------------------------
    270   MONTGOMERY, GO, 5.600%, 12/01/05         278
--------------------------------------------------------------------------------
    285   MONTGOMERY, GO, 5.750%, 12/01/06         293
--------------------------------------------------------------------------------
    250   MUSKINGUM COUNTY, HOSPITAL FACILITIES
           AUTHORITY, BETHSHEBA CARE SYSTEM, RB,
           CONNIE LEE, 5.350%, 12/01/07            267
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  235   NORWALK, GO, 5.550%, 04/01/09         $  251
--------------------------------------------------------------------------------
    250   NORWALK, GO, 5.600%, 04/01/10            267
--------------------------------------------------------------------------------
    420   OHIO STATE, BUILDING AUTHORITY,
           STATE FACILITY ADMINISTRATION
           BUILDING PROJECT, SERIES A,
           RB, 5.375%, 10/01/12                    443
--------------------------------------------------------------------------------
  1,220   OHIO STATE, BUILDING AUTHORITY,
           STATE FACILITY ADMINISTRATION
           BUILDING PROJECT, SERIES A,
           RB, 5.375%, 10/01/14                  1,263
--------------------------------------------------------------------------------
    445   OHIO STATE, HEF, DENSISON UNIVERSITY
           PROJECT, RB, 5.400%, 11/01/11           464
--------------------------------------------------------------------------------
    250   OHIO STATE, HEF, JOHN CARROLL UNIVERSITY
           PROJECT, RB, 5.350%, 10/01/05           263
--------------------------------------------------------------------------------
    600   OHIO STATE, HEF, OBERLIN COLLEGE, RB,
           5.250%, 10/01/14                        629
--------------------------------------------------------------------------------
    320   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY
           PROJECT, RB, 4.700%, 05/01/12           317
--------------------------------------------------------------------------------
    100   OHIO STATE, HEF, OHIO NORTHERN UNIVERSITY
           PROJECT, RB, 4.800%, 05/01/13            99
--------------------------------------------------------------------------------
    200   OHIO STATE, SCHOOL CAPITAL FACILITY,
           SERIES A, GO, 4.000%, 06/15/10          195
--------------------------------------------------------------------------------
    750   OHIO STATE, TURNPIKE COMMISSION,
           SERIES A, RB, 5.350%, 02/15/09          784
--------------------------------------------------------------------------------
    500   OHIO STATE UNIVERSITY, GENERAL RECEIPTS,
           SERIES A-2, RB, 5.750%, 12/01/09        521
--------------------------------------------------------------------------------
  1,500   OHIO STATE, WATER DEVELOPMENT AUTHORITY,
           WATER POLLUTION FACILITY, RB, MBIA,
           5.000%, 06/01/15                      1,513
--------------------------------------------------------------------------------
    900   OHIO STATE, WATER DEVELOPMENT AUTHORITY,
           WATER QUALITY SERVICE, RB, MBIA,
           5.000%, 12/01/14                        912
--------------------------------------------------------------------------------
    250   PICKERINGTON, LSD, GO, AMBAC,
           5.550%, 12/01/07                        264
--------------------------------------------------------------------------------
    500   ROCKY RIVER, CSD, GO, 5.150%, 12/01/08   532
--------------------------------------------------------------------------------
    150   SOLON, GO, 5.650%, 12/01/05              154
--------------------------------------------------------------------------------
    500   SOLON, GO, 5.250%, 12/01/07              529
--------------------------------------------------------------------------------
    500   STRONGSVILLE, GO, 6.700%, 12/01/11       563
--------------------------------------------------------------------------------
    250   SUMMIT COUNTY, GO, MBIA, 5.650%,
           12/01/07                                265
--------------------------------------------------------------------------------
    835   SWANTON, LSD, GO, FGIC,
           4.900%, 12/01/15                        831
--------------------------------------------------------------------------------
    500   TEAYS VALLEY, LSD, GO, FGIC,
           5.150%, 12/01/14                        514
--------------------------------------------------------------------------------
    500   TROY, CAPITAL FACILITIES, GO, 6.250%,
           12/01/11                                556
--------------------------------------------------------------------------------
    550   TWINSBURG, LSD, GO, FGIC, 5.400%,
           12/01/09                                588
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES R9, RB, 5.600%, 06/01/09         256
--------------------------------------------------------------------------------
    250   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES V, RB, 5.250%, 06/01/08          261
--------------------------------------------------------------------------------
    265   UNIVERSITY OF CINCINNATI,
           GENERAL RECEIPTS,
           SERIES V, RB, 5.350%, 06/01/09          276
--------------------------------------------------------------------------------

     (See notes which are an integral part of the Financial Statements.)      29

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

HUNTINGTON OHIO TAX-FREE FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
OHIO -- (CONTINUED)
--------------------------------------------------------------------------------
 $  500   UNIVERSITY OF CINCINNATI,
           UNIVERSITY CENTER PROJECT, COP,
           MBIA, 5.100%, 06/01/11               $  525
--------------------------------------------------------------------------------
    500   VANDALIA, VARIOUS PURPOSE, GO,
           5.450%, 12/01/10                        529
--------------------------------------------------------------------------------
    175   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.250%, 12/01/08       184
--------------------------------------------------------------------------------
    185   WARREN COUNTY, SEWER IMPROVEMENT,
           LOWER MIAMI, GO, 5.350%, 12/01/09       194
--------------------------------------------------------------------------------
    400   WARREN COUNTY, WATER IMPROVEMENT,
           P&G PROJECT, GO, 5.250%, 12/01/07       423
--------------------------------------------------------------------------------
    195   WESTERVILLE, GO, 5.900%, 12/01/04        205
--------------------------------------------------------------------------------
    275   WESTERVILLE, GO, PRE-REFUNDED @ 102 (B),
           5.900%, 12/01/02                        292
--------------------------------------------------------------------------------
    500   WESTLAKE, CSD, GO, 5.500%, 12/01/10      535
--------------------------------------------------------------------------------
    500   WESTLAKE, GO, 5.350%, 12/01/10           536
--------------------------------------------------------------------------------
    250   WRIGHT STATE UNIVERSITY, GENERAL
           RECEIPTS, RB, AMBAC,
           5.000%, 05/01/06                        260
--------------------------------------------------------------------------------
    100   YOUNGSTOWN, GO, 6.125%, 12/01/14         107
--------------------------------------------------------------------------------
TOTAL OHIO                                      47,713
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
PUERTO RICO -- 1.2%
 $  500   PUERTO RICO COMMONWEALTH, GO, MBIA,
           6.500%, 07/01/11                     $  588
--------------------------------------------------------------------------------
TOTAL PUERTO RICO                                  588
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $46,829)            48,301
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%  (COST $46,829)      48,301
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%          758
--------------------------------------------------------------------------------
NET ASSETS:
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 2,222,931 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          45,419
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 77,994 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,696
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME    (13)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS       485
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS       1,472
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $49,059
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $21.32
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $21.31
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (21.31 / 95.25%)         $22.37
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.


HUNTINGTON MICHIGAN TAX-FREE FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.1%
--------------------------------------------------------------------------------
MICHIGAN -- 100.1%
 $  555   BRANDON, SCD, GO, 4.850%, 05/01/05    $  577
--------------------------------------------------------------------------------
    305   BYRON CENTER, PUBLIC SCHOOLS, GO, FSA,
           4.900%, 05/01/12                        309
--------------------------------------------------------------------------------
    500   CADILLAC, AREA PUBLIC SCHOOLS, GO, FGIC,
           5.375%, 05/01/10                        523
--------------------------------------------------------------------------------
  1,000   CALEDONIA, COMMUNITY SCHOOLS, GO,
           5.250%, 05/01/15                      1,022
--------------------------------------------------------------------------------
    230   CEDAR SPRINGS, PUBLIC SCHOOLS, GO, FSA,
           4.850%, 05/01/12                        233
--------------------------------------------------------------------------------
    490   COOPERSVILLE, AREA PUBLIC SCHOOLS,
           GO, MBIA, 4.875%, 05/01/15              485
--------------------------------------------------------------------------------
     50   CRAWFORD, SDA, GO, 4.000%, 05/01/07       50
--------------------------------------------------------------------------------
     65   CRAWFORD, SDA, GO, 4.125%, 05/01/08       65
--------------------------------------------------------------------------------
     50   CRAWFORD, SDA, GO, 4.500%, 05/01/10       50
--------------------------------------------------------------------------------
    200   DETROIT, CSD, GO, FGIC,
           5.000%, 05/01/09                        209
--------------------------------------------------------------------------------
    500   DETROIT, GO, 5.500%, 04/01/06            535
--------------------------------------------------------------------------------
  1,000   FERNDALE, SERIES IV, GO, FGIC,
           5.250%, 04/01/16                      1,014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
 $  315   FERRIS STATE UNIVERSITY, RB, FGIC,
           4.850%, 10/01/15                     $  311
--------------------------------------------------------------------------------
    250   FOREST HILLS, PUBLIC SCHOOLS, GO,
           5.000%, 05/01/13                        257
--------------------------------------------------------------------------------
    500   FOWLERVILLE COUNTY, SDA, GO, MBIA,
           PRE-REFUNDED @ 100 (B), 5.350%,
           05/01/07                                537
--------------------------------------------------------------------------------
    645   GARDEN CITY, SEWER DISPOSAL SYSTEMS,
           GO, MBIA, 4.700%, 11/01/14              645
--------------------------------------------------------------------------------
    235   GENESEE COUNTY, BUILDING AUTHORITY, GO,
           AMBAC, 5.100%, 05/01/14                 239
--------------------------------------------------------------------------------
    545   GRAND RAPIDS, DOWNTOWN DEVELOPMENT
           AUTHORITY, TA, MBIA, 6.600%, 06/01/08   591
--------------------------------------------------------------------------------
    490   GREENVILLE, PUBLIC SCHOOLS, GO, FSA,
           4.900%, 05/01/13                        493
--------------------------------------------------------------------------------
    500   GROSSE ILE TOWNSHIP, SDA, GO, FGIC,
           PRE-REFUNDED @ 100 (B), 5.600%,
           05/01/07                                543
--------------------------------------------------------------------------------
    655   HOLLAND, WATER SUPPLY SYSTEM, SERIES A,
           RB, 5.250%, 07/01/12                    670
--------------------------------------------------------------------------------
    135   KALAMAZOO, BUILDING AUTHORITY, GO, AMBAC,
           4.875%, 10/01/15                        133
--------------------------------------------------------------------------------

30      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON MICHIGAN TAX-FREE FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
 $  450   KELLOGGSVILLE, PUBLIC SCHOOL, GO, FGIC,
           5.000%, 05/01/13                     $  460
--------------------------------------------------------------------------------
    610   KENT COUNTY, BUILDING AUTHORITY, GO,
           4.800%, 06/01/16                        599
--------------------------------------------------------------------------------
    500   KENT COUNTY, HRB, PINE REST CHRISTIAN
           HOSPITAL PROJECT, RB, FGIC,
           6.500%, 11/01/10                        514
--------------------------------------------------------------------------------
    500   LAKE SHORE, PUBLIC SCHOOLS, GO, FSA,
           5.400%, 05/01/12                        522
--------------------------------------------------------------------------------
    500   LAKEVIEW, PUBLIC SCHOOL DISTRICT, GO,
           5.000%, 05/01/15                        503
--------------------------------------------------------------------------------
  1,110   LANSING, WATER & LIGHT PROJECT,
           SERIES A, RB, 5.000%, 07/01/15        1,110
--------------------------------------------------------------------------------
    350   LENAWEE COUNTY, BUILDING  AUTHORITY,
           HUMAN SERVICES PROJECT, GO, AMBAC,
           6.000%, 05/01/09                        363
--------------------------------------------------------------------------------
    110   MANCELONA, PUBLIC SCHOOLS, GO, FGIC,
           5.200%, 05/01/12                        113
--------------------------------------------------------------------------------
    500   MATTAWAN, SDA, GO, 6.400%, 05/01/09      520
--------------------------------------------------------------------------------
  1,000   MICHIGAN STATE, BUILDING AUTHORITY,
           SERIES 1, GO, 5.125%, 10/15/15        1,011
--------------------------------------------------------------------------------
    660   MICHIGAN STATE, HFA, OTSEGO MEMORIAL
           HOSPITAL GAYLORD PROJECT, RB,
           LOC: BANK ONE, 6.000%, 01/01/09         686
--------------------------------------------------------------------------------
    640   MICHIGAN STATE, SAGINAW VALLEY
           UNIVERSITY PROJECT, RB, AMBAC,
           5.000%, 07/01/12                        661
--------------------------------------------------------------------------------
    100   OTTOWA, AREA INTERMEDIATE SCHOOLS
           DISTRICT, GO, 4.350%, 05/01/10           99
--------------------------------------------------------------------------------
    500   PAW PAW, SDA, GO, FGIC,
           6.500%, 05/01/09                        574
--------------------------------------------------------------------------------
    500   SAINT JOSEPH, HRB, MERCY MEMORIAL
           MEDICAL CENTER PROJECT, RB, AMBAC,
           5.125%, 01/01/09                        516
--------------------------------------------------------------------------------
    230   SARANAC, SDA, GO, 5.700%, 05/01/07       242
--------------------------------------------------------------------------------
    400   TROY, DOWNTOWN DEVELOPMENT AUTHORITY,
           SERIES A, TA, 6.100%, 11/01/10          447
--------------------------------------------------------------------------------
    300   UNIVERSITY OF MICHIGAN, HOSPITAL PROJECT,
           SERIES A-1, RB, 5.250%, 12/01/10        313
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARES/                                          VALUE
PRINCIPAL AMOUNT (000)                           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
--------------------------------------------------------------------------------
 $  500   UNIVERSITY OF MICHIGAN, MAJOR CAPITAL
           PROJECTS, SERIES B, RB, 5.800%,
           04/01/10                             $  524
--------------------------------------------------------------------------------
    500   VAN BUREN COUNTY, SISTER LAKES AREA
           SANITATION SEWER DISPOSAL, GO,
           AMBAC, 5.000%, 05/01/16                 500
--------------------------------------------------------------------------------
    500   WAYNE STATE, UNIVERSITY PROJECT, RB,
           FGIC, 4.750%, 11/15/08                  515
--------------------------------------------------------------------------------
    500   WEST OTTAWA, SDA, GO, FGIC,
           5.400%, 05/01/09                        529
--------------------------------------------------------------------------------
    300   WHITEFORD, SDA, GO, 5.000%, 05/01/13     305
--------------------------------------------------------------------------------
    675   YPSILANTI, GO, FGIC, 4.750%, 10/01/15    662
--------------------------------------------------------------------------------
TOTAL MICHIGAN                                  21,779
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $21,325)            21,779
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.3%
--------------------------------------------------------------------------------
 78,406   FEDERATED MICHIGAN TAX-FREE
           MONEY MARKET FUND                        78
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (COST $78)                    78
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%  (COST $21,403)     21,857
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)        (97)
--------------------------------------------------------------------------------
SEE NOTES TO SCHEDULE OF INVESTMENTS PAGE 37.



     (See notes which are an integral part of the Financial Statements.)      31

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON FIXED INCOME SECURITIES FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 58.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.7%
$ 1,000   GOODRICH BF, 6.450%, 04/15/08         $  974
--------------------------------------------------------------------------------
                                                   974
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 1.0%
  1,500   VF, 7.600%, 04/01/04                   1,502
--------------------------------------------------------------------------------
                                                 1,502
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT -- 0.6%
  1,000   CARLISLE, 7.250%, 01/15/07               964
--------------------------------------------------------------------------------
                                                   964
--------------------------------------------------------------------------------
BANKS -- 4.9%
  1,000   ABBEY NATIONAL, SERIES E, MTN,
           6.690%, 10/17/05                      1,024
  1,000   FIRST TENNESSEE BANK, 6.400%, 04/01/08   970
  2,000   FIRST UNION, 7.800%, 09/15/06          2,139
  1,000   KEYCORP, 6.750%, 03/15/06              1,011
  2,000   NATIONSBANK, 7.750%, 08/15/15          2,110
--------------------------------------------------------------------------------
                                                 7,254
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.0%
  1,500   HANSON PLC, 7.875%, 09/27/10           1,557
--------------------------------------------------------------------------------
                                                 1,557
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
    500   AIR PRODUCTS & CHEMICALS, 8.875%,
           08/01/01                                501
--------------------------------------------------------------------------------
                                                   501
--------------------------------------------------------------------------------
COMPUTERS -- 0.7%
  1,000   SUN MICROSYSTEMS, 7.650%, 08/15/09     1,016
--------------------------------------------------------------------------------
                                                 1,016
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE -- 1.4%
  1,500   AMERICAN HOME PRODUCTS, 6.500%,
           10/15/02                              1,528
    615   AVENTIS, 7.750%, 01/15/02                625
--------------------------------------------------------------------------------
                                                 2,153
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 7.1%
  1,000   ATLANTIC CITY ELECTRIC, SERIES B, MTN,
           6.750%, 05/12/08                        999
  1,000   CINCINNATI GAS & ELECTRIC, 6.400%,
           04/01/08                                961
  1,000   CLECO UTILITY GROUP, MTN, 6.520%,
           05/15/09                                957
  1,100   DUKE ENERGY, 6.375%, 03/01/08          1,093
  1,300   JERSEY CENTRAL POWER & LIGHT,
           7.125%, 10/01/04                      1,302
  1,000   KONINKLIJKE PHILIPS ELECTRIC, 8.375%,
           09/15/06                              1,064
  1,000   MINNESOTA POWER & LIGHT, 7.750%,
           06/01/07                              1,031
  2,000   PSE&G POWER (A), 8.625%, 04/15/31      2,155
  1,000   PUBLIC SERVICE GAS & ELECTRIC,
           6.250%, 01/01/07                        979
--------------------------------------------------------------------------------
                                                10,541
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.6%
  1,000   MOTOROLA, 7.500%, 05/15/25               861
--------------------------------------------------------------------------------
                                                   861
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.0%
$ 2,000   AMERICAN GENERAL FINANCE,
           SERIES F, MTN,
           6.103%, 05/22/06                    $ 2,007
  1,045   AVALON PROPERTIES, 6.875%, 12/15/07    1,041
  1,000   COUNTRY WIDE FUNDING,
           8.250%, 07/15/02                      1,030
  1,000   EVEREST REINSURANCE HOLDINGS,
           8.750%, 03/15/10                      1,099
  1,000   FORD MOTOR CREDIT, 7.750%, 03/15/05    1,046
  3,000   LEHMAN BROTHERS HOLDINGS,
           7.750%, 01/15/05                      3,157
  1,000   MBNA, 6.875%, 06/01/05                   996
--------------------------------------------------------------------------------
                                                10,376
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.6%
  1,000   ARCHER DANIELS MIDLAND, 7.500%,
           03/15/27                              1,025
    750   GRAND METRO INVESTMENTS, 7.125%,
           09/15/04                                784
    500   PHILIP MORRIS, 7.625%, 05/15/02          511
--------------------------------------------------------------------------------
                                                 2,320
--------------------------------------------------------------------------------
FOREIGN -- 0.7%
  1,000   HYDRO QUEBEC, 9.750%, 01/15/18         1,064
--------------------------------------------------------------------------------
                                                 1,064
--------------------------------------------------------------------------------
INSURANCE -- 3.4%
  1,000   ANTHEM INSURANCE (A), 9.125%, 04/01/10 1,043
  1,000   CINCINNATI FINANCIAL, 6.900%, 05/15/28   930
  1,000   LINCOLN NATIONAL, 7.250%, 05/15/05     1,037
  2,000   MONY GROUP, 8.350%, 03/15/10           2,102
--------------------------------------------------------------------------------
                                                 5,112
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.4%
  1,000   BEAR STEARNS, 6.625%, 01/15/04         1,020
  1,000   GOLDMAN SACHS GROUP, SERIES E, MTN,
           7.350%, 10/01/09                      1,032
--------------------------------------------------------------------------------
                                                 2,052
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.0%
  1,200   GEORGIA PACIFIC (C), 9.950%, 06/15/02  1,245
    250   WEYERHAEUSER, 9.050%, 02/01/03           263
--------------------------------------------------------------------------------
                                                 1,508
--------------------------------------------------------------------------------
MACHINERY -- 1.3%
  1,000   BLACK & DECKER, 7.500%, 04/01/03       1,034
  1,000   THERMO ELECTRON, 7.625%, 10/30/08        966
--------------------------------------------------------------------------------
                                                 2,000
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.7%
  1,000   CARNIVAL, 6.150%, 10/01/03             1,007
--------------------------------------------------------------------------------
                                                 1,007
--------------------------------------------------------------------------------
MEASURING DEVICES -- 2.4%
  1,000   JOHNSON CONTROLS, 6.300%, 02/01/08       981
  1,000   PARKER-HANNIFIN MTN, 5.650%, 09/15/03  1,010
  1,000   PERKINELMER, 6.800%, 10/15/05          1,011
    500   WATTS INDUSTRIES, 8.375%, 12/01/03       536
--------------------------------------------------------------------------------
                                                 3,538
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING-- 0.6%
  1,000   NORSK HYDRO, 6.700%, 01/15/18            946
--------------------------------------------------------------------------------
                                                   946
--------------------------------------------------------------------------------

32      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON FIXED INCOME SECURITIES FUND  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.7%
$ 1,000   AOL TIME WARNER, 7.625%, 04/15/31   $  1,004
--------------------------------------------------------------------------------
                                                 1,004
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.7%
  2,500   ENTERPRISE PRODUCTS, 7.500%, 02/01/11  2,494
--------------------------------------------------------------------------------
                                                 2,494
--------------------------------------------------------------------------------
PRECIOUS METALS -- 0.7%
  1,000   BARRICK GOLD FINANCE, 7.500%, 05/01/07 1,024
--------------------------------------------------------------------------------
                                                 1,024
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.3%
  1,000   E.W. SCRIPPS, 6.625%, 10/15/07           981
  1,200   KNIGHT-RIDDER, 9.875%, 04/15/09        1,410
  1,000   REYNOLDS & REYNOLDS, 7.000%, 12/15/06  1,029
--------------------------------------------------------------------------------
                                                 3,420
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
  1,000   OLSTEN, 7.000%, 03/15/06                 981
--------------------------------------------------------------------------------
                                                   981
--------------------------------------------------------------------------------
RAILROADS -- 1.5%
  1,000   ATCHISON TOPEKA & SANTA FE PACIFIC,
           6.550%, 07/01/06                      1,007
  1,000   CANADIAN NATIONAL, 7.000%, 03/15/04    1,030
    250   UNION PACIFIC, 9.625%, 12/15/02          266
--------------------------------------------------------------------------------
                                                 2,303
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.0%
  1,500   AVALONBAY COMMUNITIES, 6.800%,
           07/15/06                              1,506
    500   KIMCO REALTY, 6.500%, 10/01/03           507
  1,000   WEINGARTEN REALTY INVESTMENT, SER A,
           MTN, 7.350%, 07/20/09                   990
--------------------------------------------------------------------------------
                                                 3,003
--------------------------------------------------------------------------------
RETAIL -- 4.9%
  2,500   DARDEN RESTAURANTS MTN,
           7.450%, 04/01/11                      2,417
  1,000   LIMITED, 7.800%, 05/15/02              1,021
  1,000   LOWE'S, 8.250%, 06/01/10               1,099
  2,000   TANDY, 6.950%, 09/01/07                2,032
  1,000   WINN-DIXIE (A), 8.181%, 09/01/24         764
--------------------------------------------------------------------------------
                                                 7,333
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.7%
  1,000   KINDER MORGAN, 6.800%, 03/01/08          991
--------------------------------------------------------------------------------
                                                   991
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 4.0%
  1,000   ALLTEL OHIO LP (A), 8.000%, 08/15/10   1,039
  1,000   AMERITECH CAPITAL FUNDING,
           6.550%, 01/15/28                        923
    900   GTE, 9.100%, 06/01/03                    965
  3,000   WORLDCOM, 6.500%, 05/15/04             3,006
--------------------------------------------------------------------------------
                                                 5,933
--------------------------------------------------------------------------------
WHOLESALE -- 0.7%
  1,000   CARDINAL HEALTH, 6.000%, 01/15/06        998
--------------------------------------------------------------------------------
                                                   998
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $86,583)            86,730
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.1%
$ 2,000   7.125%, 09/19/05                    $  2,065
  3,000   6.625%, 11/15/30                       3,034
  4,000   6.210%, 08/06/38                       3,814
  6,000   5.125%, 02/13/04                       6,028
--------------------------------------------------------------------------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (COST $15,041)                               14,941
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.2%
--------------------------------------------------------------------------------
  2,957   POOL # 3009, 6.500%, 12/20/30          2,914
  1,063   POOL # 345128, 6.500%, 01/15/24        1,052
    469   POOL # 352982, 7.500%, 05/15/24          481
  1,174   POOL # 372962, 7.000%, 03/15/24        1,186
    302   POOL # 373015, 8.000%, 06/15/24          313
    303   POOL # 391615, 8.500%, 09/15/24          316
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COST $6,234)                                 6,262
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 6.5%
--------------------------------------------------------------------------------
  7,000   FHLB, 7.375%, 02/12/10                 7,594
  2,000   FHLMC, 7.000%, 07/15/05                2,113
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $9,150)       9,707
--------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 3.4%
--------------------------------------------------------------------------------
  2,250   6.750%, 08/15/26                       2,496
  2,500   6.125%, 08/15/29                       2,593
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS (COST $5,201)          5,089
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 13.4%
--------------------------------------------------------------------------------
  1,000   8.750%, 08/15/20                       1,324
  4,000   6.625%, 02/15/27                       4,382
 12,000   5.500%, 05/31/03                      12,263
  2,000   5.000%, 02/15/11                       1,941
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $19,647)        19,910
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 2.4%
--------------------------------------------------------------------------------
  3,518   AMERICAN GENERAL, 4.151%, 07/02/01     3,518
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $3,518)             3,518
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.3%  (COST $145,374)    146,157
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%        2,497
--------------------------------------------------------------------------------
NET ASSETS:

TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,264,397 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         149,518
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 56,433 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,318
--------------------------------------------------------------------------------
INVESTMENT B SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 8,976 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                             182
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME   (125)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (3,022)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS         783
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $148,654
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $20.28
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $20.28
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (20.28 / 95.25%)         $21.29
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- INVESTMENT B SHARES (D)         $20.26
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

     (See notes which are an integral part of the Financial Statements.)      33

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND  JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED AGENCIES -- 23.7%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.0%
   $  6   POOL # 214693, 9.000%, 12/01/01         $  6
--------------------------------------------------------------------------------
                                                     6
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-- REMIC -- 15.8%
  2,000   SERIES 1685, CLASS G, 6.000%, 09/15/23 2,018
  1,923   SERIES 1992-210, CLASS H, 6.500%,
           03/25/19                              1,932
  2,000   SERIES 1994-51, CLASS PH, 6.500%,
           01/25/23                              2,042
  2,000   SERIES 1994-56, CLASS H, 6.000%,
           07/25/22                              2,006
  2,000   SERIES 2001-12 CLASS CB, 6.625%,
           11/25/24                              1,948
  2,000   SERIES 2301, CLASS PE, 7.000%,
           10/15/26                              2,055
--------------------------------------------------------------------------------
                                                12,001
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.9%
  1,892   POOL # 2589, 6.000%, 05/20/28          1,827
  3,299   POOL # 2699, 6.000%, 01/20/29          3,185
    934   POOL # 505082, 7.500%, 07/15/29          959
--------------------------------------------------------------------------------
                                                 5,971
--------------------------------------------------------------------------------
TOTAL GOVERNMENT MORTGAGE-BACKED AGENCIES
   (COST $18,036)                               17,978
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 57.6%
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK -- 1.3%
  1,000   5.750%, 01/18/11                         970
--------------------------------------------------------------------------------
                                                   970
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 26.3%
  3,000   7.605%, 02/25/15                       3,221
  2,000   7.375%, 02/12/10                       2,170
  3,000   7.250%, 05/15/03                       3,135
  2,000   7.250%, 05/13/05                       2,130
  3,000   7.125%, 02/15/05                       3,179
  2,000   6.625%, 11/15/10                       2,067
  1,000   6.480%, 01/08/02                       1,014
  1,000   6.375%, 11/14/03                       1,033
  2,000   5.985%, 04/09/09                       1,995
--------------------------------------------------------------------------------
                                                19,944
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 10.6%
  1,000   7.000%, 02/15/03                       1,039
  3,000   6.540%, 11/06/07                       3,036
  2,000   5.625%, 03/15/11                       1,920
  2,000   MTN, SERIES 1, 6.000%, 02/21/06        2,019
--------------------------------------------------------------------------------
                                                 8,014
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.5%
  1,500   6.900%, 08/21/07                       1,536
  4,000   6.880%, 11/20/06                       4,047
  2,000   6.625%, 10/15/07                       2,090
  2,000   6.500%, 06/25/31                       2,024
  1,000   6.240%, 01/14/08                       1,005
  1,120   6.170%, 01/15/08                       1,124
  3,000   6.000%, 02/23/09                       2,970
--------------------------------------------------------------------------------
                                                14,796
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $42,891)     43,724
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 15.6%
$ 1,000   7.875%, 11/15/04                     $ 1,095
  1,000   7.500%, 02/15/05                       1,088
  2,000   7.250%, 05/15/04                       2,141
  2,000   7.000%, 07/15/06                       2,170
  2,000   6.875%, 05/15/06                       2,156
  1,000   6.500%, 10/15/06                       1,064
  2,000   6.125%, 08/15/07                       2,100
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST $11,211)        11,814
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
--------------------------------------------------------------------------------
  1,460   MORGAN STANLEY DEAN WITTER, 3.850%
           DATED 06/29/01, DUE 07/02/01,
           REPURCHASE PRICE $ 1,460,869
           (COLLATERALIZED BY U.S. TREASURY
           OBLIGATION, TOTAL PAR VALUE
           $1,455,000, 5.750%, 11/30/02,
           TOTAL MARKET VALUE $1,493,911)        1,460
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $1,460)         1,460
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7%  (COST $73,598)      74,976
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%          956
--------------------------------------------------------------------------------
NET ASSETS:

TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,254,069 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                          74,370
--------------------------------------------------------------------------------
INVESTMENT A SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 170,472 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                           1,918
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME   (131)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,603)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS       1,378
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $75,932
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $10.23
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT A SHARES             $10.23
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES (10.23 / 95.25%)         $10.74
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

34     (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME    JUNE 30, 2001 (UNAUDITED)
SECURITIES FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 79.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
$ 1,000   AAR, 9.500%, 11/01/01               $  1,009
--------------------------------------------------------------------------------
                                                 1,009
--------------------------------------------------------------------------------
BANKS -- 5.6%
  1,000   AMSOUTH BANCORP, 7.750%, 05/15/04      1,046
  1,000   BANK ONE COLUMBUS, 7.375%, 12/01/02    1,035
  1,000   FIRST BANK MINNESOTA, 7.550%, 06/15/04 1,054
  1,000   FLEETBOSTON FINANCIAL, 8.125%,
           07/01/04                              1,064
  2,000   HOME SAVINGS OF AMERICA, 6.500%,
           08/15/04                              2,020
--------------------------------------------------------------------------------
                                                 6,219
--------------------------------------------------------------------------------
CHEMICALS -- 0.9%
  1,000   AKZO NOBEL (A), 6.000%, 11/15/03       1,009
--------------------------------------------------------------------------------
                                                 1,009
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.7%
  3,000   COX RADIO, 6.250%, 05/15/03            3,025
--------------------------------------------------------------------------------
                                                 3,025
--------------------------------------------------------------------------------
COMPUTERS -- 0.9%
  1,000   SUN MICROSYSTEMS, 7.350%, 08/15/04     1,027
--------------------------------------------------------------------------------
                                                 1,027
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.7%
  1,000   COOPER INDUSTRIES, SERIES 3, MTN,
           5.780%, 01/16/03                        997
  1,000   NISOURCE CAPITAL MARKETS, MTN,
           7.390%, 04/01/04                      1,032
  1,000   TYCO INTERNATIONAL GROUP, 5.875%,
           11/01/04                              1,001
--------------------------------------------------------------------------------
                                                 3,030
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 5.9%
  2,000   ALABAMA POWER, SERIES H, 5.490%,
           11/01/05                              1,945
  1,000   ATLANTIC CITY ELECTRIC, SER D, MTN,
           6.000%, 01/15/03                      1,007
    500   CSW INVESTMENTS (A), 6.950%, 08/01/01    501
  1,000   INDIANA MICHIGAN POWER, SER A,
           6.875%, 07/01/04                      1,029
  1,000   METROPOLITAN EDISON, 7.220%, 01/30/03  1,026
  1,000   OHIO POWER, SERIES B, 6.750%, 07/01/04 1,020
--------------------------------------------------------------------------------
                                                 6,528
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 20.0%
  2,000   BLOCK FINANCIAL, 6.750%, 11/01/04      2,020
  1,000   BOMBARDIER CAPITAL (A), 7.500%,
           08/15/04                              1,041
  2,000   CAPITAL ONE, 6.875%, 02/01/06          1,952
  1,000   CHARLES SCHWAB, SERIES A, MTN,
           6.040%, 04/29/04                      1,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
$ 1,000   CIT GROUP, 5.500%, 02/15/04           $  996
  1,000   DUKE CAPITAL, 7.250%, 10/01/04         1,038
  2,000   DUN & BRADSTEET (A),
           6.625%, 03/15/06                      1,970
  1,000   FORD MOTOR CREDIT, 7.500%, 06/15/04    1,043
  2,000   FORTUNE BRANDS (A), 7.125%, 11/01/04   2,045
  3,000   GENERAL MOTORS ACCEPTANCE,
           6.750%, 01/15/06                      3,046
  1,000   MCKESSON FINANCIAL (A), 6.550%,
           11/01/02                              1,001
  1,000   PAINE WEBBER GROUP,
           6.375%, 05/15/04                      1,028
  2,000   SALOMON SMITH BARNEY,
           5.875%, 03/15/06                      1,987
  1,000   SCOTLAND INTERNATIONAL (A), 8.800%,
           01/27/04                              1,071
  1,000   TRANSAMERICA FINANCIAL AGENCY,
           SERIES F, MTN,
           6.370%, 05/14/04                      1,016
--------------------------------------------------------------------------------
                                                22,264
--------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS -- 0.9%
  1,000   TYSON FOODS, 6.000%, 01/15/03          1,001
--------------------------------------------------------------------------------
                                                 1,001
--------------------------------------------------------------------------------
GAS & NATURAL GAS -- 3.6%
  3,000   ENRON, 6.625%, 11/15/05                3,034
  1,000   NATIONAL FUEL GAS, SERIES D, MTN,
           6.820%, 08/01/04                      1,026
--------------------------------------------------------------------------------
                                                 4,060
--------------------------------------------------------------------------------
HOTELS & LODGING -- 0.9%
  1,000   MARRIOTT INTERNATIONAL (A), 6.625%,
           11/15/03                              1,021
--------------------------------------------------------------------------------
                                                 1,021
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 0.9%
  1,000   LEGGETT & PLATT, SERIES E, MTN,
           6.070%, 03/19/03                      1,019
--------------------------------------------------------------------------------
                                                 1,019
--------------------------------------------------------------------------------
INSURANCE -- 2.8%
  1,000   HARLEYSVILLE GROUP, 6.750%, 11/15/03   1,024
  1,000   HARTFORD LIFE, 6.900%, 06/15/04        1,036
  1,000   METROPOLITAN LIFE, 6.300%, 11/01/03    1,021
--------------------------------------------------------------------------------
                                                 3,081
--------------------------------------------------------------------------------
MACHINERY -- 2.8%
  1,000   CATERPILLAR FINANCIAL, 6.875%,
           08/01/04                              1,040
  1,000   INGERSOLL RAND, 6.875%, 02/01/03       1,024
  1,000   STANLEY WORKS, 5.750%, 03/01/04        1,008
--------------------------------------------------------------------------------
                                                 3,072
--------------------------------------------------------------------------------
MARINE TRANSPORTATION -- 0.9%
  1,000   CARNIVAL, 7.700%, 07/15/04             1,045
--------------------------------------------------------------------------------
                                                 1,045
--------------------------------------------------------------------------------


     (See notes which are an integral part of the Financial Statements.)      35

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME (CONTINUED)
SECURITIES FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
$ 1,000   TECK, 8.700%, 05/01/02              $  1,034
--------------------------------------------------------------------------------
                                                 1,034
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 2.7%
  1,000   COMPUTER SCIENCES, 6.750%, 06/15/06      991
  1,000   FIRST DATA, 6.625%, 04/01/03           1,021
  1,000   ORACLE, 6.720%, 02/15/04               1,015
--------------------------------------------------------------------------------
                                                 3,027
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.9%
  1,000   FORT JAMES, 6.625%, 09/15/04             994
--------------------------------------------------------------------------------
                                                   994
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.9%
  1,000   ANADARKO PETROLEUM, 6.750%, 03/15/03   1,023
  1,000   ONEOK, SERIES B (A), 7.750%, 03/01/05  1,049
--------------------------------------------------------------------------------
                                                 2,072
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT -- 0.9%
  1,000   EASTMAN KODAK, 9.375%, 03/15/03        1,056
--------------------------------------------------------------------------------
                                                 1,056
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.9%
  1,000   REED ELSEVIER CAPITAL, MTN,
           7.000%, 05/15/05                      1,018
--------------------------------------------------------------------------------
                                                 1,018
--------------------------------------------------------------------------------
REAL ESTATE -- 3.7%
  2,000   AMB PROPERTY LP, MTN, 7.200%, 12/15/05 2,030
  2,075   EOP OPERATING LP, 6.500%, 01/15/04     2,099
--------------------------------------------------------------------------------
                                                 4,129
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 4.6%
  2,000   DUKE-WEEKS REALTY, MTN, 7.140%,
           11/05/04                              2,057
  1,000   HOMESIDE LENDING, MTN, 6.200%,
           05/15/03                              1,013
  1,000   SIMON PROPERTY GROUP, 6.750%,
           02/09/04                              1,001
  1,000   SPIEKER PROPERTIES LP, 6.800%,
           12/15/01                              1,009
--------------------------------------------------------------------------------
                                                 5,080
--------------------------------------------------------------------------------
RETAIL -- 2.5%
  1,000   DOLLAR GENERAL, 8.625%, 06/15/10         998
  1,000   DUTY FREE INTERNATIONAL, 7.000%,
           01/15/04                              1,011
    750   SAFEWAY, MTN, 8.570%, 04/01/03           788
--------------------------------------------------------------------------------
                                                 2,797
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
(000)                                            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 1.8%
$ 2,000   MASCO, 6.750%, 03/15/06             $  2,015
--------------------------------------------------------------------------------
                                                 2,015
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION -- 2.8%
  3,000   WORLDCOM, 7.550%, 04/01/04             3,090
--------------------------------------------------------------------------------
                                                 3,090
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES -- 1.8%
  2,000   FEDEX (A), 6.875%, 02/15/06            2,015
--------------------------------------------------------------------------------
                                                 2,015
--------------------------------------------------------------------------------
WHOLESALE -- 1.8%
  1,000   CARDINAL HEALTH, 6.500%, 02/15/04      1,024
  1,000   SUPER VALUE, 7.625%, 09/15/04            990
--------------------------------------------------------------------------------
                                                 2,014
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $87,567)            88,751
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 16.4%
--------------------------------------------------------------------------------
 12,500   FHLB, 6.875%, 08/15/05                13,161
  5,000   FNMA, 6.000%, 12/15/05                 5,101
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY (COST $17,568)     18,262
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 2.1%
--------------------------------------------------------------------------------
  2,379   AMERICAN GENERAL, 4.151%, 07/02/01     2,379
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,379)             2,379
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.3%  (COST $107,514)    109,392
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%        1,854
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
TRUST SHARES
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 5,630,257 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                         111,142
--------------------------------------------------------------------------------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME    (90)
--------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS    (1,684)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON INVESTMENTS       1,878
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $111,246
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST SHARES                    $19.76
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENT OF NET ASSETS PAGE 37.

36      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
   NOTES TO STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITIES.
(A) SECTION 4(2) COMMERCIAL PAPER/RULE 144A SECURITY--SECURITY IS SUBJECT TO CONTRACTUAL OR LEGAL RESTRICTION ON ITS RESALE, DEEMED LIQUID PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(B) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN REPRESENTS THE PRE-REFUNDED DATE.
(C) DISCOUNT SECURITY. DISCLOSED RATE IS THE EFFECTIVE RATE OF THE SECURITY AT THE TIME OF PURCHASE.
(D) HAS A CONTINGENT DEFERRED SALES CHARGE. FOR DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING ABBREVIATIONS ARE USED IN THESE STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS:


ADR--AMERICAN DEPOSITORY RECEIPT
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AQDA--AIR QUALITY DEVELOPMENT AUTHORITY
BANS--BOND ANTICIPATION NOTES
BIG--BOND INVESTORS GUARANTY
BPA--BOND PAYING AGENT
CL--CLASS
COP--CERTIFICATE OF PARTICIPATION
CSD--CITY SCHOOL DISTRICT
EDA--ECONOMIC DEVELOPMENT AUTHORITY
EDR--EDUCATIONAL DEVELOPMENT REVENUE
ETM--ESCROWED TO MATURITY
FFCB--FEDERAL FARM CREDIT BANK
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FEDERAL ASSURANCE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
HEA--HIGHER EDUCATION AUTHORITY
HEF--HIGHER EDUCATION FACILITY
HEFA--HEALTH FACILITIES AUTHORITY
HFA--HOUSING FINANCE AUTHORITY
HRB--HOSPITAL REVENUE BONDS
IDA--INDUSTRIAL DEVELOPMENT AUTHORITY
IDR--INDUSTRIAL DEVELOPMENT REVENUE
LOC--LETTER OF CREDIT
LP--LIMITED PARTNERSHIP
LSD--LOCAL SCHOOL DISTRICT
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
MTN--MEDIUM TERM NOTE
NA--NORTH AMERICA
PCR--POLLUTION CONTROL REVENUE
PERCS--PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK
PLC--PUBLIC LIMITED COMPANY
RAN--REVENUE ANTICIPATION NOTES
RB--REVENUE BOND
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SDA--SCHOOL DISTRICT AUTHORITY
SLMA--STUDENT LOAN MARKETING ASSOCIATION
SPA--SECURITY PURCHASE AGREEMENT
SPDR--STANDARD & POOR'S DEPOSITARY RECEIPT
SSRB--SEWER SYSTEM REVENUE BONDS
TA--TAX ALLOCATION
TANS--TAX ANTICIPATION NOTES
TECP--TAX EXEMPT COMMERCIAL PAPER
VRDNS--VARIABLE RATE DEMAND NOTES-RATES DISCLOSED ARE IN EFFECT AT JUNE 30, 2001. MATURITY DATE REPRESENTS FINAL MATURITY, NOT NEXT RESET DATE.
WDA--WATER DEVELOPMENT AUTHORITY

THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS.

THE FOLLOWING IS A SUMMARY OF INVESTMENT INFORMATION AS OF JUNE 30, 2001 (IN THOUSANDS) (UNAUDITED)

                                                COST OF
                                              INVESTMENTS     NET UNREALIZED      GROSS           GROSS
                                            FOR FEDERAL TAX   APPRECIATION/     UNREALIZED      UNREALIZED       TOTAL
HUNTINGTON FUNDS                                PURPOSES      (DEPRECIATION)   APPRECIATION    DEPRECIATION    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                             $1,030,745**      $     --        $     --         $    --      $1,027,275
OHIO MUNICIPAL MONEY MARKET FUND                 213,478**            --              --              --         214,470
FLORIDA TAX-FREE MONEY FUND                       57,065**            --              --              --          61,390
U.S. TREASURY MONEY MARKET FUND                  480,811**            --              --              --         480,437
GROWTH FUND                                      142,235         129,718         142,132         (12,414)        271,927
INCOME EQUITY FUND                               144,378          83,278          84,047            (769)        228,036
ROTATING INDEX FUND                                5,283            (160)             --            (160)          5,144
DIVIDEND CAPTURE FUND                             14,473             169             401            (232)         14,616
INTERNATIONAL EQUITY FUND                         24,631            (698)            485          (1,183)         24,695
MID CORP AMERICA FUND                             41,463             508           2,121          (1,613)         39,253
NEW ECONOMY FUND                                  10,781             435             589            (154)          9,760
MORTGAGE SECURITIES FUND                          34,461             633             767            (134)         35,066
OHIO TAX-FREE FUND                                46,829           1,472           1,582            (110)         49,059
MICHIGAN TAX-FREE FUND                            21,403             454             505             (51)         21,760
FIXED INCOME SECURITIES FUND                     145,374             783           2,338          (1,555)        148,654
INTERMEDIATE GOVERNMENT INCOME FUND               73,598           1,378           1,584            (206)         75,932
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND  107,514           1,878           2,038            (160)        111,246
---------------------------------------------------------------------------------------------------------------------------

** AT AMORTIZED COST.

                                   (CONTINUED)


     (See notes which are an integral part of the Financial Statements.)      37

--------------------------------------------------------------------------------
   NOTES TO STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (CONTINUED)


CONCENTRATION OF CREDIT RISK (UNAUDITED)

HUNTINGTON FLORIDA TAX-FREE MONEY FUND, HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND, HUNTINGTON MICHIGAN TAX-FREE FUND, AND HUNTINGTON OHIO TAX-FREE FUND, INVEST IN DEBT INSTRUMENTS OF MUNICIPAL ISSUERS. THE ISSUERS' ABILITIES TO MEET THEIR OBLIGATIONS MAY BE AFFECTED BY ECONOMIC DEVELOPMENTS IN A SPECIFIC STATE OR REGION.

THESE FUNDS INVEST IN SECURITIES WHICH INCLUDE REVENUE BONDS, TAX-EXEMPT COMMERCIAL PAPER, TAX AND REVENUE ANTICIPATION NOTES, AND GENERAL OBLIGATION BONDS. AT JUNE 30, 2001, THE PERCENTAGE OF PORTFOLIO INVESTMENTS BY EACH REVENUE SOURCE WAS AS FOLLOWS:

      HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
REVENUE BONDS:
   HEALTH CARE BONDS ............................    4%
   HIGHER EDUCATION BONDS .......................   10%
   HOSPITAL BONDS ...............................   18%
   HOUSING BONDS ................................    1%
   INDUSTRIAL BONDS .............................    8%
   POLLUTION CONTROL BONDS ......................    2%
   PUBLIC FACILITIES BONDS ......................    5%
   UTILITY BONDS ................................    3%
   OTHER ........................................   10%
GENERAL OBLIGATIONS .............................   12%
ANTICIPATION NOTES ..............................   27%

         HUNTINGTON FLORIDA TAX-FREE MONEY FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS .......................   13%
   HOSPITAL BONDS ...............................    9%
   HOUSING BONDS ................................   15%
   INDUSTRIAL BONDS .............................    8%
   PUBLIC FACILITIES BONDS ......................    5%
   TRANSPORTATION BONDS .........................    7%
   UTILITY BONDS ................................   14%
   OTHER ........................................    7%
GENERAL OBLIGATIONS .............................   11%
ANTICIPATION NOTES ..............................   11%

             HUNTINGTON OHIO TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS .......................   17%
   HOSPITAL BONDS ...............................    9%
   INDUSTRIAL BONDS .............................    1%
   POLLUTION CONTROL BONDS ......................    3%
   PUBLIC FACILITIES BONDS ......................    1%
   RESOURCE RECOVERY BONDS ......................    1%
   UTILITY BONDS ................................    9%
   OTHER ........................................    2%
GENERAL OBLIGATIONS .............................   57%

           HUNTINGTON MICHIGAN TAX-FREE FUND
REVENUE BONDS:
   HIGHER EDUCATION BONDS .......................   17%
   HOSPITAL BONDS ...............................    8%
   INDUSTRIAL BONDS .............................    6%
   PUBLIC FACILITIES BOND .......................    7%
   UTILITY BONDS ................................    8%
GENERAL OBLIGATIONS .............................   53%
CASH EQUIVALENTS ................................    1%


38      (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 2001 (UNAUDITED)
(ALL NUMBERS IN THOUSANDS, EXCEPT NAV)

                                                                   HUNTINGTON      HUNTINGTON
                                                                     FLORIDA        MICHIGAN
                                                                    TAX-FREE        TAX-FREE
                                                                   MONEY FUND         FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
   INVESTMENTS AT VALUE (COST $57,065 AND $21,403, RESPECTIVELY) .. $57,065        $21,857
   ACCRUED INCOME .................................................     523            222
   RECEIVABLE FOR INVESTMENT SECURITIES SOLD ......................   4,305          1,502
   OTHER RECEIVABLES ..............................................       7             26
   OTHER ASSETS ...................................................      10             10
----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS ...................................................  61,910         23,617
----------------------------------------------------------------------------------------------------------
LIABILITIES:
   PAYABLE FOR INVESTMENT SECURITIES PURCHASED ....................     320          1,735
   ACCRUED EXPENSES ...............................................      65             46
   PAYABLE FOR PORTFOLIO SHARES REDEEMED ..........................      --             50
   DISTRIBUTIONS PAYABLE ..........................................     126             --
   OTHER PAYABLE ..................................................       9             26
----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES ..............................................     520          1,857
----------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS ............................................... $61,390        $21,760
==========================================================================================================
NET ASSETS:
   TRUST SHARES
     (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
     31,280,466 AND 1,495,124 OUTSTANDING SHARES OF BENEFICIAL
     INTEREST, RESPECTIVELY .......................................  31,280         15,430
   INVESTMENT A SHARES
     (UNLIMITED AUTHORIZATION -- NO PAR VALUE) BASED ON
     30,132,199 AND 532,461 OUTSTANDING SHARES OF BENEFICIAL
     INTEREST, RESPECTIVELY .......................................  30,133          5,439
   DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME ................     (18)           (13)
   ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (5)           450
   NET UNREALIZED APPRECIATION ON INVESTMENTS .....................      --            454
----------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS ............................................... $61,390        $21,760
==========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   TRUST SHARES ...................................................   $1.00         $10.73
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT A SHARES ............................................   $1.00         $10.73
MAXIMUM PUBLIC OFFERING PRICE PER SHARE --
   INVESTMENT A SHARES ............................................   $1.00         $11.27*
----------------------------------------------------------------------------------------------------------

*COMPUTATION OF OFFERING PRICE: 100/95.25 OF NET ASSET VALUE.



     (See notes which are an integral part of the Financial Statements.)      39

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(ALL NUMBERS IN THOUSANDS)

                                                                                    HUNTINGTON      HUNTINGTON
                                                   HUNTINGTON      HUNTINGTON         FLORIDA      U.S. TREASURY
                                                      MONEY      OHIO MUNICIPAL      TAX-FREE          MONEY        HUNTINGTON
                                                     MARKET       MONEY MARKET        MONEY           MARKET          GROWTH
                                                      FUND            FUND             FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ....................................  $    --           $    --         $    --        $    --          $  1,064
   INTEREST .....................................   26,205             3,760           1,287         11,982               239
   LESS: FOREIGN TAXES WITHHELD .................       --                --              --             --                (1)
---------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................   26,205             3,760           1,287         11,982             1,302
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES .....................    1,389               325             111            486               845
   ADMINISTRATION FEES ..........................      712               152              52            340               197
   ADMINISTRATION SERVICES FEES --
    TRUST SHARES ................................      761               101              49            558               334
   ADMINISTRATION SERVICES FEES --
    INVESTMENT A SHARES .........................      510               170              44             50                17
   DISTRIBUTION & SERVICES FEES --
    INVESTMENT A SHARES .........................      510               170              43             50                17
   DISTRIBUTION & SERVICES FEES --
    INVESTMENT B SHARES .........................       --                --              --             --                 2
   TRANSFER AGENT FEES ..........................      117                27              21             22                60
   CUSTODIAN FEES ...............................      130                28              10             63                36
   PROFESSIONAL FEES ............................       64                12               5             29                17
   PRINTING AND SHAREHOLDER REPORTS .............       58                13               4             28                17
   REGISTRATION AND FILING FEES .................       52                12              --             23                12
   TRUSTEES' FEES ...............................       12                 2               1              6                 4
   MISCELLANEOUS ................................       13                 2               1             12                 4
---------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES .............................    4,328             1,014             341          1,667             1,562
---------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF ADMINISTRATION SERVICES FEES .......     (506)             (108)            (35)          (241)             (138)
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES ....................................    3,822               906             306          1,426             1,424
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ....................   22,383             2,854             981         10,556              (122)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD .   (4,012)               --              (4)            19             6,848
   NET REALIZED LOSS ON FOREIGN
     CURRENCY TRANSACTIONS ......................       --                --              --             --                --
   PAYMENTS BY AFFILIATES (SEE NOTE 3) ..........    4,162                --              --             --                --
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS AND OPTIONS ..       --                --              --             --           (52,730)
   NET CHANGE IN UNREALIZED APPRECIATION
     ON FOREIGN CURRENCY AND TRANSLATION OF
     OTHER ASSETS AND LIABILITIES IN
     FOREIGN CURRENCY ...........................       --                --              --             --                --
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS ............................      150                --              (4)            19           (45,882)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..  $22,533            $2,854          $  977        $10,575          $(46,004)
=================================================================================================================================

(1) COMMENCED OPERATIONS ON MAY 1, 2001.
(2) COMMENCED OPERATIONS ON MARCH 1, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


40       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     HUNTINGTON     HUNTINGTON      HUNTINGTON      HUNTINGTON         HUNTINGTON
                                                       INCOME        ROTATING        DIVIDEND      INTERNATIONAL        MID CORP
                                                       EQUITY          INDEX          CAPTURE         EQUITY             AMERICA
                                                        FUND         FUND (1)        FUND (2)        FUND (2)           FUND (2)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS .......................................  $ 3,726         $  --            $171           $  127               $ 48
   INTEREST ........................................    1,052            16             125               26                115
   LESS: FOREIGN TAXES WITHHELD ....................     (27)            --              --               (5)                --
---------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME .......................    4,751            16             296              148                163
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES ........................      661             4              23               54                 54
   ADMINISTRATION FEES .............................      154             1               4                8                 10
   ADMINISTRATION SERVICES FEES --
    TRUST SHARES ...................................      273             2               7               13                 17
   ADMINISTRATION SERVICES FEES --
    INVESTMENT A SHARES ............................        2            --              --               --                 --
   DISTRIBUTION & SERVICES FEES --
    INVESTMENT A SHARES ............................        3            --              --               --                 --
   DISTRIBUTION & SERVICES FEES.....................       --
    INVESTMENT B SHARES ............................       --            --               1               --                 --
   TRANSFER AGENT FEES .............................       36             8              10               10                 10
   CUSTODIAN FEES ..................................       28            --               1                5                  2
   PROFESSIONAL FEES ...............................       14             1               1                1                  3
   PRINTING AND SHAREHOLDER REPORTS ................       15            --              --                1                 --
   REGISTRATION AND FILING FEES ....................       10             1               7                7                  7
   TRUSTEES' FEES ..................................        3            --              --               --                 --
   MISCELLANEOUS ...................................        2            --               1               --                 --
---------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES ................................    1,201            17              55               99                103
---------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF ADMINISTRATION SERVICES FEES ..........     (108)           --              (1)              (2)                (2)
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES .......................................    1,093            17              54               97                101
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .......................    3,658            (1)            242               51                 62
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD ....    7,873            --             131             (769)                64
   NET REALIZED LOSS ON FOREIGN
     CURRENCY TRANSACTIONS .........................       --            --              --             (59)                 --
   PAYMENTS BY AFFILIATES (SEE NOTE 3) .............       --            --              --               --                 --
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS AND OPTIONS .....      539          (160)            169             (698)               508
   NET CHANGE IN UNREALIZED APPRECIATION ON FOREIGN
     CURRENCY AND TRANSLATION OF OTHER ASSETS AND
     LIABILITIES IN FOREIGN CURRENCY ...............       --            --              --               75                 --
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS ...............................    8,412          (160)            300          (1,451)                572
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .....  $12,070         $(161)           $542          $(1,400)              $634
=================================================================================================================================

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(ALL NUMBERS IN THOUSANDS)

                                                      HUNTINGTON           HUNTINGTON            HUNTINGTON          HUNTINGTON
                                                          NEW               MORTGAGE                OHIO              MICHIGAN
                                                        ECONOMY            SECURITIES             TAX-FREE            TAX-FREE
                                                       FUND (1)               FUND                  FUND                FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS .......................................    $ 12                $   90                $   --                $ --
   INTEREST ........................................      47                   976                 1,279                 578
   LESS: FOREIGN TAXES WITHHELD ....................      --                    --                    --                  --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME .......................      59                 1,066                 1,279                 578
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES ........................      17                    83                   123                  55
   ADMINISTRATION FEES .............................       3                    23                    34                  15
   ADMINISTRATION SERVICES FEES --
     TRUST SHARES ..................................       5                    40                    60                  20
   ADMINISTRATION SERVICES FEES --
     INVESTMENT A SHARES ...........................      --                     1                     2                   7
   DISTRIBUTION & SERVICES FEES --
     INVESTMENT A SHARES  ..........................      --                     1                     2                   7
   DISTRIBUTION & SERVICES FEES --
     INVESTMENT B SHARES ...........................      --                    --                    --                  --
   TRANSFER AGENT FEES .............................      10                    20                    21                  19
   CUSTODIAN FEES ..................................       1                     4                     6                   3
   PROFESSIONAL FEES ...............................       1                     2                     3                   1
   PRINTING AND SHAREHOLDER REPORTS ................       1                     2                     3                   2
   REGISTRATION AND FILING FEES ....................       7                    --                     2                   1
   TRUSTEES' FEES ..................................      --                    --                    --                  --
   MISCELLANEOUS ...................................      --                     1                    --                  --
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES ................................      45                   177                   256                 130
--------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF ADMINISTRATION SERVICES FEES ..........      (1)                  (16)                  (24)                (11)
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES .......................................      44                   161                   232                 119
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .......................      15                   905                 1,047                 459
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD ....    (145)                   32                   497                 514
   NET REALIZED LOSS ON FOREIGN CURRENCY
     TRANSACTIONS ..................................      --                    --                    --                  --
   PAYMENTS BY AFFILIATES (SEE NOTE 3) .............      --                    --                    --                  --
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS AND OPTIONS .....     435                   322                  (469)               (457)
   NET CHANGE IN UNREALIZED APPRECIATION ON
     FOREIGN CURRENCY AND TRANSLATION OF OTHER
     ASSETS AND LIABILITIES IN FOREIGN CURRENCY ....      --                    --                    --                  --
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS ...............................     290                   354                    28                  57
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .....   $ 305                $1,259                $1,075               $ 516
--------------------------------------------------------------------------------------------------------------------------------

(1) COMMENCED OPERATIONS ON MARCH 1, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




42       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 HUNTINGTON                   HUNTINGTON
                                                     HUNTINGTON                 INTERMEDIATE              SHORT/INTERMEDIATE
                                                    FIXED INCOME                 GOVERNMENT                  FIXED INCOME
                                                     SECURITIES                    INCOME                     SECURITIES
                                                        FUND                        FUND                         FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   DIVIDENDS ........................................  $   --                     $   --                        $    9
   INTEREST .........................................   5,114                      2,357                         3,667
   LESS: FOREIGN TAXES WITHHELD .....................      --                         --                            --
-------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ........................   5,114                      2,357                         3,676
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   INVESTMENT ADVISORY FEES .........................     382                        188                           281
   ADMINISTRATION FEES ..............................     107                         53                            79
   ADMINISTRATION SERVICES FEES --
    TRUST SHARES ....................................     190                         92                           141
   ADMINISTRATION SERVICES FEES --
    INVESTMENT A SHARES .............................       1                          2                            --
   DISTRIBUTION & SERVICES FEES --
    INVESTMENT A SHARES .............................       1                          2                            --
   DISTRIBUTION & SERVICES FEES --
    INVESTMENT B SHARES .............................      --                         --                            --
   TRANSFER AGENT FEES ..............................      33                         34                            10
   CUSTODIAN FEES ...................................      20                         10                            15
   PROFESSIONAL FEES ................................      10                          3                             7
   PRINTING AND SHAREHOLDER REPORTS .................      10                          5                             8
   REGISTRATION AND FILING FEES .....................       8                          3                             7
   TRUSTEES' FEES ...................................       2                         --                             1
   MISCELLANEOUS ....................................       1                         --                            --
-------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES .................................     765                        392                           549
-------------------------------------------------------------------------------------------------------------------------------
 LESS:
   WAIVER OF ADMINISTRATION SERVICES FEES ...........     (59)                       (37)                          (57)
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES ........................................     706                        355                           492
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................   4,408                      2,002                         3,184
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN/(LOSS) ON INVESTMENTS SOLD .....  (2,469)                    (1,069)                       (2,138)
   NET REALIZED LOSS ON FOREIGN CURRENCY
     TRANSACTIONS ...................................      --                         --                            --
   PAYMENTS BY AFFILIATES (SEE NOTE 3) ..............   3,116                      1,335                         2,226
   NET CHANGE IN UNREALIZED APPRECIATION/
     (DEPRECIATION) ON INVESTMENTS AND OPTIONS ......    (113)                       (99)                        1,437
   NET CHANGE IN UNREALIZED APPRECIATION
     ON FOREIGN CURRENCY AND TRANSLATION OF OTHER
     ASSETS AND LIABILITIES IN FOREIGN CURRENCY .....      --                         --                            --
-------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS ................................     534                        167                         1,525
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ......  $4,942                     $2,169                        $4,709
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(ALL NUMBERS IN THOUSANDS)

                                      HUNTINGTON           HUNTINGTON            HUNTINGTON           HUNTINGTON
                                      MONEY MARKET       OHIO MUNICIPAL       FLORIDA TAX-FREE       U.S. TREASURY
                                          FUND          MONEY MARKET FUND        MONEY FUND        MONEY MARKET FUND
                                  SIX MONTHS           SIX MONTHS           SIX MONTHS           SIX MONTHS
                                     ENDED     YEAR       ENDED      YEAR      ENDED      YEAR      ENDED      YEAR
                                   JUNE 30,    ENDED    JUNE 30,     ENDED   JUNE 30,     ENDED   JUNE 30,     ENDED
                                     2001    DEC. 31,     2001     DEC. 31,    2001     DEC. 31,    2001     DEC. 31,
                                  (UNAUDITED)  2000    (UNAUDITED)   2000   (UNAUDITED)   2000   (UNAUDITED)   2000
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME (LOSS)  $   22,383  $   54,343 $   2,854   $   6,622  $    981   $  1,809  $  10,556  $  25,454
NET REALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS             150        --          --          --        (4)        --         19         17
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)
   ON INVESTMENTS, FOREIGN
   CURRENCY AND TRANSLATION
   OF OTHER ASSETS AND LIABILITIES
   IN FOREIGN CURRENCY                --        --          --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS              22,533      54,343     2,854       6,622       977      1,809     10,575     25,471
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                (13,844)    (34,323)   (1,134)     (2,963)     (555)    (1,014)    (9,886)   (23,319)
     INVESTMENT A SHARES          (8,703)    (20,032)   (1,732)     (3,657)     (443)      (791)      (757)    (2,136)
     INVESTMENT B SHARES              --          --        --          --        --         --         --         --
FROM NET REALIZED GAIN
  ON INVESTMENTS:
     TRUST SHARES                     --          --        --          --        --         --         --         --
     INVESTMENT A SHARES              --          --        --          --        --         --         --         --
     INVESTMENT B SHARES              --          --        --          --        --         --         --         --
RETURN OF CAPITAL:
     TRUST SHARES                     --          --        --          --        --         --         --         --
     INVESTMENT A SHARES              --          --        --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS
    FROM DISTRIBUTIONS
    TO SHAREHOLDERS              (22,547)    (54,355)   (2,866)     (6,620)     (998)    (1,805)   (10,643)   (25,455)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED   526,216   1,123,515    30,260     178,520    34,380     77,573    699,363    913,490
   REINVESTMENT OF DISTRIBUTIONS      14         764         3          --        --         --         10         24
   COST OF SHARES REDEEMED      (478,422) (1,202,216)  (63,474)   (167,669)  (41,606)   (64,365)  (636,768)  (938,099)
-----------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS   47,808     (77,937)  (33,211)     10,851    (7,226)    13,208     62,605    (24,585)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   PROCEEDS FROM SHARES ISSUED   335,591     513,317   202,756     255,750    45,173    117,299     37,884    109,765
   REINVESTMENT OF DISTRIBUTIONS   4,384       8,586       245         376         2          6        171        435
   COST OF SHARES REDEEMED      (293,800)   (479,801) (166,718)   (267,996)  (66,226)   (85,691)   (37,799)  (113,276)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                     46,175      42,102     36,283   (11,870)   (21,051)    31,614        256     (3,076)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED         2          11        --          --        --         --         --         --
   REINVESTMENT OF DISTRIBUTIONS      --          --        --          --        --         --         --         --
   COST OF SHARES REDEEMED            --          --        --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                          2          11        --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS          93,985     (35,824)    3,072      (1,019)  (28,277)    44,822     62,861    (27,661)
-----------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS        93,971     (35,836)    3,060      (1,017)  (28,298)    44,826     62,793    (27,645)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD              933,304     969,140   211,410     212,427    89,688     44,862    417,644    445,289
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                $1,027,275  $  933,304 $ 214,470   $ 211,410  $ 61,390   $ 89,688  $ 480,437  $ 417,644
=======================================================================================================================
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME/
   ACCUMULATED NET INVESTMENT
   LOSS INCLUDED IN NET
   ASSETS AT END OF PERIOD    $     (159) $        5 $     (20)  $      (8) $    (18)  $     (1)    $  (88) $      (1)
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                 526,216   1,123,515    30,260     178,520    34,380     77,573    699,363    913,490
   REINVESTMENT OF DISTRIBUTIONS      14         764         3          --        --         --         10         24
   SHARES REDEEMED              (478,422) (1,202,216)  (63,474)   (167,669)  (41,606)   (64,365)  (636,768)  (938,099)
-----------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS   47,808     (77,937)  (33,211)     10,851    (7,226)    13,208     62,605    (24,585)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   SHARES ISSUED                 335,591     513,317   202,756     255,750    45,173    117,299     37,884    109,765
   REINVESTMENT OF DISTRIBUTIONS   4,384       8,586       245         376         2          6        171        435
   SHARES REDEEMED              (293,800)   (479,801) (166,718)   (267,996)  (66,226)   (85,691)   (37,799)  (113,276)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                     46,175      42,102    36,283     (11,870)  (21,051)    31,614        256     (3,076)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                       2          11        --          --        --         --         --         --
   REINVESTMENT OF DISTRIBUTIONS      --          --        --          --        --         --         --         --
   SHARES REDEEMED                    --          --        --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                          2          11        --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
 TRANSACTIONS                     93,985     (35,824)    3,072      (1,019)  (28,277)    44,822     62,861    (27,661)
-----------------------------------------------------------------------------------------------------------------------

(1) FUND COMMENCED OPERATIONS ON MARCH 1, 2001.
(2) HUNTINGTON ROTATING INDEX FUND, BOTH CLASSES, COMMENCED OPERATIONS ON MAY 1, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



44       (See notes which are an integral part of the Financial Statements.)

                                         HUNTINGTON             HUNTINGTON         HUNTINGTON        HUNTINGTON        HUNTINGTON
                                           GROWTH              INCOME EQUITY     ROTATING INDEX   DIVIDEND CAPTURE    INTERNATIONAL
                                            FUND                   FUND             FUND (2)          FUND (1)       EQUITY FUND (1)
                                    SIX MONTHS            SIX MONTHS
                                       ENDED      YEAR       ENDED       YEAR      TWO MONTHS        FOUR MONTHS       FOUR MONTHS
                                     JUNE 30,     ENDED    JUNE 30,      ENDED        ENDED             ENDED             ENDED
                                       2001     DEC. 31,     2001      DEC. 31,   JUNE 30, 2001     JUNE 30, 2001     JUNE 30, 2001
                                    (UNAUDITED)   2000    (UNAUDITED)    2000      (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS OPERATIONS--
NET INVESTMENT INCOME (LOSS)        $   (122)   $    (36) $  3,658      $  7,524        $   (1)            $   242         $   51
NET REALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS               6,848       4,329     7,873         3,400            --                 131           (828)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS,
   FOREIGN CURRENCY AND TRANSLATION
   OF OTHER ASSETS AND LIABILITIES
   IN FOREIGN CURRENCY               (52,730)      7,025       539        (7,791)         (160)                169           (623)
-----------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                 (46,004)     11,318    12,070         3,133          (161)                542         (1,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                         --          --    (3,869)       (7,696)           --                (141)           (13)
     INVESTMENT A SHARES                  --          --       (32)          (51)           --                  (8)            --
     INVESTMENT B SHARES                  --          --        (1)           --            --                  (6)            --
FROM NET REALIZED GAIN ON
  INVESTMENTS:
     TRUST SHARES                         --      (4,109)       --        (4,112)           --                  --             --
     INVESTMENT A SHARES                  --        (219)       --           (35)           --                  --             --
     INVESTMENT B SHARES                  --          (1)       --            --            --                  --             --
RETURN OF CAPITAL:
     TRUST SHARES                         --        (298)       --            --            --                  --             --
     INVESTMENT A SHARES                  --         (10)       --            --            --                  --             --
-----------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS         --      (4,637)   (3,902)      (11,894)           --                (155)           (13)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED        39,489      31,611    11,340        19,060         5,208              12,571         25,696
   REINVESTMENT OF DISTRIBUTIONS          --       1,420     1,179         3,481            --                 126              8
   COST OF SHARES REDEEMED           (30,539)    (42,017)  (11,783)      (22,652)           --                 (27)          (235)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS        8,950      (8,986)      736          (111)        5,208              12,670         25,469
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   PROCEEDS FROM SHARES ISSUED           948       1,015       352           526            97                 781            575
   REINVESTMENT OF DISTRIBUTIONS          --         226        30            82            --                   2             --
   COST OF SHARES REDEEMED            (1,506)     (3,151)     (286)         (355)           --                  --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                           (558)     (1,910)       96           253            97                 783            575
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED         1,177          87       339             1            --                 773             64
   REINVESTMENT OF DISTRIBUTIONS          --           1         1            --            --                   4             --
   COST OF SHARES REDEEMED               (69)         --        --            --            --                  (1)            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                          1,108          88       340             1            --                 776             64
-----------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS               9,500     (10,808)    1,172           143         5,305              14,229         26,108
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS           (36,504)     (4,127)    9,340        (8,618)        5,144              14,616         24,695
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                  308,431     312,558   218,696       227,314            --                  --             --
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                      $271,927    $308,431  $228,036      $218,696        $5,144             $14,616        $24,695
===================================================================================================================================
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME/ACCUMULATED
   NET INVESTMENT LOSS INCLUDED
   IN NET ASSETS AT END OF PERIOD   $   (122)   $     --  $   (244)     $     --         $  (1)            $    87        $   (21)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                         859         640       310           539           521               1,253          2,719
   REINVESTMENT OF DISTRIBUTIONS          --          29        33           100            --                  13              1
   SHARES REDEEMED                      (681)       (845)     (324)         (642)           --                  (3)           (26)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS          178        (176)       19            (3)          521               1,263          2,694
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   SHARES ISSUED                          21          20        10            15            10                  75             61
   REINVESTMENT OF DISTRIBUTIONS          --           5         1             2            --                  --             --
   SHARES REDEEMED                       (33)        (64)       (8)          (10)           --                  --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                            (12)        (39)        3             7            10                  75             61
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                          26           2         9            --            --                  77              7
   REINVESTMENT OF DISTRIBUTIONS          --          --        --            --            --                  --             --
   SHARES REDEEMED                        (2)         --        --            --            --                  --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                             24           2         9            --            --                  77              7
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
 TRANSACTIONS                            190        (213)       31             4           531               1,415          2,762
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(ALL NUMBERS IN THOUSANDS)

                                 HUNTINGTON     HUNTINGTON            HUNTINGTON           HUNTINGTON               HUNTINGTON
                                  MID CORP         NEW                 MORTGAGE               OHIO                   MICHIGAN
                                   AMERICA        ECONOMY             SECURITIES            TAX-FREE                 TAX-FREE
                                  FUND (1)        FUND(1)                FUND                 FUND                     FUND
                                                                 SIX MONTHS          SIX MONTHS              SIX MONTHS
                                 FOUR MONTHS    FOUR MONTHS        ENDED      YEAR      ENDED      YEAR         ENDED         YEAR
                                   ENDED          ENDED          JUNE 30,     ENDED   JUNE 30,     ENDED      JUNE 30,        ENDED
                                JUNE 30, 2001  JUNE 30, 2001       2001     DEC. 31,    2001     DEC. 31,       2001        DEC. 31,
                                 (UNAUDITED)    (UNAUDITED)     (UNAUDITED)   2000   (UNAUDITED)   2000      (UNAUDITED)      2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME (LOSS)    $    62        $    15          $   905    $ 2,043    $ 1,047  $  2,363        $  459       $ 1,135
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS             64           (145)              32        (67)       497       (12)          514           (29)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                   508            435              322      1,099       (469)    1,524          (457)          654
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                634            305            1,259      3,075      1,075     3,875           516         1,760
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                   (62)           (16)            (851)    (2,005)    (1,036)   (2,328)         (352)         (866)
     INVESTMENT A SHARES             --             --              (20)       (49)       (24)      (52)         (120)         (280)
     INVESTMENT B SHARES             --             --               --         --         --        --            --            --
FROM NET REALIZED GAIN
  ON INVESTMENTS:
     TRUST SHARES                    --             --               --         --         --        --            --           (10)
     INVESTMENT A SHARES             --             --               --         --         --        --            --            (4)
     INVESTMENT B SHARES             --             --               --         --         --        --            --            --
RETURN OF CAPITAL:
     TRUST SHARES                    --             --               --         --         --        --            --            --
     INVESTMENT A SHARES             --             --               --         --         --        --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS  (62)           (16)            (871)    (2,054)    (1,060)   (2,380)         (472)       (1,160)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED   38,272          9,229            4,453      1,992      7,703     4,789         1,288           898
   REINVESTMENT OF DISTRIBUTIONS     33             15              187        417         77       145             4             7
   COST OF SHARES REDEEMED         (228)           (38)          (2,639)    (3,749)    (8,807)  (10,710)       (1,671)       (5,763)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS  38,077          9,206            2,001     (1,340)    (1,027)   (5,776)         (379)       (4,858)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   PROCEEDS FROM SHARES ISSUED      119             70               55        119        632        24            30           104
   REINVESTMENT OF DISTRIBUTIONS     --             --               15         36         17        37            91           216
   COST OF SHARES REDEEMED           --             --              (21)      (426)      (105)     (286)         (477)       (1,603)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                       119             70               49       (271)       544      (225)         (356)       (1,283)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED      487            195               --         --         --        --            --            --
   REINVESTMENT OF DISTRIBUTIONS     --             --               --         --         --        --            --            --
   COST OF SHARES REDEEMED           (2)            --               --         --         --        --            --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                       485            195               --         --         --        --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS         38,681          9,471            2,050     (1,611)      (483)   (6,001)         (735)       (6,141)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS       39,253          9,760            2,438       (590)      (468)   (4,506)         (691)       (5,541)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                  --             --           32,628     33,218     49,527    54,033        22,451        27,992
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $39,253         $9,760          $35,066    $32,628    $49,059  $ 49,527       $21,760       $22,451
====================================================================================================================================
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME
   INCLUDED IN NET
   ASSETS AT END OF PERIOD      $    --         $   (1)         $    34    $    --    $   (13) $     --       $   (13)      $    --
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                  3,760            908              545        254        360       229           120            85
   REINVESTMENT OF DISTRIBUTIONS      3              2               23         53          5         7            --             1
   SHARES REDEEMED                  (22)            (4)            (323)      (475)      (411)     (514)         (155)         (549)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS   3,741            906              245       (168)       (46)     (278)          (35)         (463)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   SHARES ISSUED                     11              7                7         15         30         1             3            10
   REINVESTMENT OF DISTRIBUTIONS     --             --                2          5          1         2             8            20
   SHARES REDEEMED                   --             --               (3)       (54)        (5)      (14)          (44)         (153)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                        11              7                6        (34)        26       (11)          (33)         (123)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                     46             19               --         --         --        --            --            --
   REINVESTMENT OF DISTRIBUTIONS     --             --               --         --         --        --            --            --
   SHARES REDEEMED                   --             --               --         --         --        --            --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                        46             19               --         --         --        --            --            --
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
 TRANSACTIONS                     3,798            932              251       (202)       (20)     (289)          (68)         (586)
------------------------------------------------------------------------------------------------------------------------------------

(1) FUND COMMENCED OPERATIONS ON MARCH 1, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

46       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           HUNTINGTON                   HUNTINGTON                   HUNTINGTON
                                          FIXED INCOME                 INTERMEDIATE              SHORT/INTERMEDIATE
                                           SECURITIES                   GOVERNMENT                  FIXED INCOME
                                              FUND                      INCOME FUND                SECURITIES FUND
                                    SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                       ENDED        YEAR           ENDED         YEAR            ENDED        YEAR
                                     JUNE 30,       ENDED        JUNE 30,        ENDED         JUNE 30,       ENDED
                                       2001       DEC. 31,         2001        DEC. 31,          2001       DEC. 31,
                                    (UNAUDITED)     2000        (UNAUDITED)      2000         (UNAUDITED)     2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
NET INVESTMENT INCOME (LOSS)       $  4,408       $ 10,192      $ 2,002        $  5,019       $  3,184     $  6,943
NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS                647         (2,387)         266            (355)            88       (1,049)
CHANGE IN NET UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENTS                      (113)         6,497          (99)          4,057          1,437        2,842
---------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                  4,942         14,302        2,169           8,721          4,709        8,736
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
FROM NET INVESTMENT INCOME:
     TRUST SHARES                    (4,500)       (10,252)      (2,086)         (4,982)        (3,274)      (7,040)
     INVESTMENT A SHARES                (32)           (78)         (47)           (102)            --           --
     INVESTMENT B SHARES                 (1)            --           --              --             --           --
FROM NET REALIZED GAIN ON
  INVESTMENTS:
     TRUST SHARES                        --             --           --              --             --           --
     INVESTMENT A SHARES                 --             --           --              --             --           --
     INVESTMENT B SHARES                 --             --           --              --             --           --
RETURN OF CAPITAL:
     TRUST SHARES                        --             --           --              --             --           --
     INVESTMENT A SHARES                 --             --           --              --             --           --
---------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS   (4,533)       (10,330)      (2,133)         (5,084)        (3,274)      (7,040)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
TRUST SHARES:
   PROCEEDS FROM SHARES ISSUED       19,507         21,181        7,300           8,067         14,716       14,399
   REINVESTMENT OF DISTRIBUTIONS      1,607          3,870          567           1,092          1,149        2,708
   COST OF SHARES REDEEMED          (32,172)       (21,800)      (9,055)        (36,941)       (21,565)     (16,633)
---------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS     (11,058)         3,251       (1,188)        (27,782)        (5,700)         474
---------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   PROCEEDS FROM SHARES ISSUED           78             58           82              27             --           --
   REINVESTMENT OF DISTRIBUTIONS         25             60           39              82             --           --
   COST OF SHARES REDEEMED              (93)          (310)         (84)           (538)            --           --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                            10           (192)          37            (429)            --           --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   PROCEEDS FROM SHARES ISSUED          180              1           --              --             --           --
   REINVESTMENT OF DISTRIBUTIONS          1             --           --              --             --           --
   COST OF SHARES REDEEMED               --             --           --              --             --           --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                           181              1           --              --             --           --
   CHANGE IN NET ASSETS FROM FUND
     SHARES TRANSACTIONS            (10,867)         3,060       (1,151)        (28,211)        (5,700)         474
---------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS          (10,458)         7,032       (1,115)        (24,574)        (4,265)       2,170
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
BEGINNING OF PERIOD                 159,112        152,080       77,047         101,621        115,511      113,341
---------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                     $148,654       $159,112      $75,932        $ 77,047       $111,246     $115,511
=====================================================================================================================
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME
   INCLUDED IN NET
   ASSETS AT END OF PERIOD         $   (125)      $     --      $  (131)       $     --       $    (90)     $    --
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
TRUST SHARES:
   SHARES ISSUED                        956          1,073          710             823            744          749
   REINVESTMENT OF DISTRIBUTIONS         79            196           55             111             58          141
   SHARES REDEEMED                   (1,574)        (1,105)        (880)         (3,762)        (1,089)        (864)
---------------------------------------------------------------------------------------------------------------------
TOTAL TRUST SHARES TRANSACTIONS        (539)           164         (115)         (2,828)          (287)          26
---------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES:
   SHARES ISSUED                          4              3            8               3             --           --
   REINVESTMENT OF DISTRIBUTIONS          1              3            4               8             --           --
   SHARES REDEEMED                       (5)           (15)          (8)            (55)            --           --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT A SHARES
 TRANSACTIONS                            --             (9)           4             (44)            --           --
---------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES:
   SHARES ISSUED                          9             --           --              --             --           --
   REINVESTMENT OF DISTRIBUTIONS         --             --           --              --             --           --
   SHARES REDEEMED                       --             --           --              --             --           --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT B SHARES
 TRANSACTIONS                             9             --           --              --             --           --
---------------------------------------------------------------------------------------------------------------------
NET CHANGE IN FUND SHARE
 TRANSACTIONS                          (530)           155         (111)         (2,872)          (287)          26
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  DISTRIBUTIONS TO
                                            NET ASSET                               SHAREHOLDERS       NET ASSET
                                             VALUE,                  NET              FROM NET          VALUE,
YEAR ENDED                                  BEGINNING            INVESTMENT          INVESTMENT         END OF
DECEMBER 31,                                OF PERIOD              INCOME              INCOME           PERIOD
---------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MONEY MARKET FUND
2001(E)(F)                                    $1.00                 0.02               (0.02)              $1.00
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2001(E)                                       $1.00                 0.01               (0.01)              $1.00
2000                                          $1.00                 0.04               (0.04)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2001(E)                                       $1.00                 0.01               (0.01)              $1.00
2000                                          $1.00                 0.04               (0.04)              $1.00
1999(C)                                       $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2001(E)                                       $1.00                 0.02               (0.02)              $1.00
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
INVESTMENT A SHARES
HUNTINGTON MONEY MARKET FUND
2001(E)(F)                                    $1.00                 0.02               (0.02)              $1.00
2000                                          $1.00                 0.06               (0.06)              $1.00
1999                                          $1.00                 0.05               (0.05)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
2001(E)                                       $1.00                 0.01               (0.01)              $1.00
2000                                          $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
1998                                          $1.00                 0.03               (0.03)              $1.00
1997                                          $1.00                 0.03               (0.03)              $1.00
1996                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON FLORIDA TAX-FREE MONEY FUND
2001(E)                                       $1.00                 0.01               (0.01)              $1.00
2000                                          $1.00                 0.03               (0.03)              $1.00
1999                                          $1.00                 0.03               (0.03)              $1.00
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
2001(E)                                       $1.00                 0.02               (0.02)              $1.00
2000                                          $1.00                 0.05               (0.05)              $1.00
1999                                          $1.00                 0.04               (0.04)              $1.00
1998                                          $1.00                 0.05               (0.05)              $1.00
1997                                          $1.00                 0.05               (0.05)              $1.00
1996                                          $1.00                 0.05               (0.05)              $1.00
INVESTMENT B SHARES
HUNTINGTON MONEY MARKET FUND
2001(E)(F)                                    $1.00                 0.02               (0.02)              $1.00
2000(D)                                       $1.00                 0.03               (0.03)              $1.00
---------------------------------------------------------------------------------------------------------------------------

(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 6, 1999 (DATE OF INITIAL PUBLIC INVESTMENT) TO DECEMBER 31, 1999.
(D) HUNTINGTON MONEY MARKET FUND INVESTMENT B SHARES COMMENCED OPERATIONS ON MAY 2, 2000.
(E) SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED). RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ALL
    RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(F) THE PAYMENTS BY AFFILIATES HAD NO IMPACT ON THE TOTAL RETURN FOR THE SIX
    MONTHS ENDED JUNE 30, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

48       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS
                              ----------------------------------------------------------
                                                                            EXPENSE WAIVER          NET ASSETS,
                                                          NET                 REDUCTION/              END OF
             TOTAL                                    INVESTMENT             REIMBURSEMENT            PERIOD
           RETURN(A)             EXPENSES               INCOME                    (B)              (000 OMITTED)
---------------------------------------------------------------------------------------------------------------------------


            2.27%                 0.65%                  4.52%                  0.10%               $602,673
            6.02%                 0.51%                  5.85%                  0.02%               $555,110
            4.77%                 0.49%                  4.67%                    --                $633,055
            5.13%                 0.50%                  4.99%                    --                $700,540
            5.17%                 0.51%                  5.06%                    --                $424,050
            5.01%                 0.53%                  4.90%                    --                $337,962

            1.40%                 0.67%                  2.81%                  0.10%               $ 68,448
            3.64%                 0.53%                  3.55%                  0.04%               $101,655
            2.79%                 0.48%                  2.74%                  0.05%               $ 90,804
            3.07%                 0.47%                  3.03%                  0.05%               $102,606
            3.27%                 0.45%                  3.23%                  0.07%               $ 72,667
            3.14%                 0.42%                  3.10%                  0.12%               $ 56,654

            1.40%                 0.70%                  2.77%                  0.10%               $ 31,270
            3.68%                 0.56%                  3.63%                  0.12%               $ 38,506
            2.78%                 0.49%                  2.78%                  0.30%               $ 25,295

            2.21%                 0.57%                  4.37%                  0.10%               $442,469
            5.77%                 0.43%                  5.63%                  0.02%               $379,927
            4.53%                 0.40%                  4.42%                    --                $404,501
            4.95%                 0.40%                  4.84%                    --                $447,305
            5.06%                 0.42%                  4.95%                    --                $483,548
            4.98%                 0.42%                  4.87%                    --                $474,593

            2.14%                 0.90%                  4.23%                  0.10%               $424,589
            5.81%                 0.71%                  5.67%                  0.08%               $378,183
            4.67%                 0.60%                  4.57%                  0.15%               $336,085
            5.03%                 0.60%                  4.89%                  0.15%               $272,374
            5.07%                 0.61%                  4.96%                  0.15%               $140,385
            4.90%                 0.63%                  4.80%                    --                $ 97,557

            1.27%                 0.92%                  2.53%                  0.10%               $146,022
            3.43%                 0.72%                  3.36%                  0.10%               $109,755
            2.69%                 0.59%                  2.64%                  0.20%               $121,623
            2.97%                 0.57%                  2.93%                  0.20%               $133,295
            3.17%                 0.55%                  3.13%                  0.22%               $ 82,897
            3.04%                 0.52%                  3.00%                  0.12%               $ 74,102

            1.27%                 0.95%                  2.51%                  0.10%               $ 30,120
            3.48%                 0.77%                  3.45%                  0.16%               $ 51,182
            2.74%                 0.57%                  2.70%                  0.43%               $ 19,567

            2.08%                 0.82%                  4.12%                  0.10%               $ 37,968
            5.56%                 0.63%                  5.41%                  0.07%               $ 37,717
            4.42%                 0.49%                  4.34%                  0.15%               $ 40,788
            4.85%                 0.50%                  4.74%                  0.15%               $ 54,522
            4.95%                 0.52%                  4.85%                  0.15%               $ 57,758
            4.87%                 0.52%                  4.77%                  0.15%               $ 47,884


            1.82%                 1.50%                  3.75%                    --                $     13
            3.44%                 1.48%                  5.07%                    --                $     11
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               DISTRIBUTIONS TO
                                      NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS     DISTRIBUTIONS
               NET ASSET                   AND                  SHAREHOLDERS       FROM NET         IN EXCESS
                VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN       OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,   OF PERIOD INCOME/(LOSS) INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS        INCOME
-------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON GROWTH FUND
2001(C)       $50.58        (0.01)         (7.33)       (7.34)          --               --                --
2000          $49.52         0.00           1.83         1.83           --            (0.72)            (0.05)
1999          $49.78         0.30           6.16         6.46        (0.30)           (6.42)               --
1998          $43.48         0.29           7.69         7.98        (0.29)           (1.21)            (0.18)
1997          $33.97         0.29          11.63        11.92        (0.29)           (2.12)               --
1996          $30.81         0.40           4.72         5.12        (0.40)           (1.56)               --
HUNTINGTON INCOME EQUITY FUND
2001(C)       $35.29         0.60           1.35         1.95        (0.63)              --                --
2000          $36.71         1.19          (0.69)        0.50        (1.24)           (0.68)               --
1999          $40.85         1.16          (3.87)       (2.71)       (1.14)           (0.27)            (0.02)
1998          $36.30         1.09           5.26         6.35        (1.09)           (0.71)               --
1997          $30.26         1.03           6.70         7.73        (1.04)           (0.65)               --
1996          $27.25         1.00           3.51         4.51        (1.00)           (0.50)               --
HUNTINGTON ROTATING INDEX FUND
2001(D)       $10.00         0.00          (0.31)       (0.31)          --               --                --
HUNTINGTON DIVIDEND CAPTURE FUND
2001(E)       $10.00         0.24           0.24         0.48        (0.17)              --                --
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(E)       $10.00         0.00          (1.05)       (1.05)       (0.01)              --                --
HUNTINGTON MID CORP AMERICA FUND
2001(E)       $10.00         0.03           0.33         0.36        (0.03)              --                --
HUNTINGTON NEW ECONOMY FUND
2001(E)       $10.00         0.02           0.47         0.49        (0.02)              --                --
-------------------------------------------------------------------------------------------------------------------

(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(D) TWO MONTHS ENDED JUNE 30, 2001 (UNAUDITED) (COMMENCED OPERATIONS ON MAY 1, 2001). RETURNS ARE FOR THE PERIOD INDICATED
    AND HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(E) FOUR MONTHS ENDED JUNE 30, 2001 (UNAUDITED) (COMMENCED OPERATIONS ON
    MARCH 1, 2001). RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN
    ANNUALIZED. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


50       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS
                                            -----------------------------------------
                             NET ASSET                                             EXPENSE WAIVER   NET ASSETS,
                               VALUE,                                       NET       REDUCTION/       END OF        PORTFOLIO
YEAR ENDED        TOTAL        END OF         TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DECEMBER 31,  DISTRIBUTIONS    PERIOD      RETURN (A)     EXPENSES     INCOME/(LOSS)      (B)       (000 OMITTED)      RATE
---------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON GROWTH FUND
2001(C)             --        $43.24       (14.51)%        1.00%        (0.07)%         0.10%           $257,936        7%
2000             (0.77)       $50.58         3.74%         0.84%           --           0.03%           $292,679       24%
1999             (6.72)       $49.52        13.59%         0.82%         0.57%            --            $295,268       10%
1998             (1.68)       $49.78        18.55%         0.79%         0.62%            --            $322,564       11%
1997             (2.41)       $43.48        35.37%         0.80%         0.73%            --            $228,138       12%
1996             (1.96)       $33.97        16.72%         0.83%         1.20%            --            $175,764       21%
HUNTINGTON INCOME EQUITY FUND
2001(C)          (0.63)       $36.61         5.64%         0.99%         3.32%          0.10%           $225,671       21%
2000             (1.92)       $35.29         1.51%         0.85%         3.40%          0.03%           $216,695       41%
1999             (1.43)       $36.71        (6.75)%        0.82%         2.93%            --            $225,647       20%
1998             (1.80)       $40.85        17.79%         0.81%         2.83%            --            $249.051       13%
1997             (1.69)       $36.30        25.99%         0.81%         3.08%            --            $214,625       24%
1996             (1.50)       $30.26        16.88%         0.82%         3.50%            --            $172,767       25%
HUNTINGTON ROTATING INDEX FUND
2001(D)             --        $ 9.69        (3.10)%        1.95%        (0.09)%           --            $  5,050        0%
HUNTINGTON DIVIDEND CAPTURE FUND
2001(E)          (0.17)       $10.31         4.97%         1.72%         7.91%          0.05%           $ 13,050       52%
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(E)          (0.01)       $ 8.94       (10.50)%        1.80%         0.95%          0.05%           $ 24,084       65%
HUNTINGTON MID CORP AMERICA FUND
2001(E)          (0.03)       $10.33         3.57%         1.41%         0.88%          0.05%           $ 38,648        4%
HUNTINGTON NEW ECONOMY FUND
2001(E)          (0.02)       $10.47         4.96%         1.91%         0.65%          0.05%           $  9,491       15%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 DISTRIBUTIONS TO
                                      NET REALIZED              DISTRIBUTIONS TO   SHAREHOLDERS      DISTRIBUTIONS
               NET ASSET                   AND                    SHAREHOLDERS       FROM NET          IN EXCESS
                VALUE,        NET      UNREALIZED     TOTAL FROM    FROM NET       REALIZED GAIN        OF NET
YEAR ENDED     BEGINNING  INVESTMENT   GAIN/(LOSS)    INVESTMENT   INVESTMENT      ON INVESTMENT      INVESTMENT
DECEMBER 31,   OF PERIOD INCOME/(LOSS) INVESTMENTS    OPERATIONS     INCOME        TRANSACTIONS         INCOME
------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
HUNTINGTON GROWTH FUND
2001(H)       $50.43        (0.02)         (7.35)       (7.37)          --               --                --
2000          $49.47        (0.12)          1.83         1.71           --            (0.72)            (0.03)
1999          $49.76         0.18           6.12         6.30        (0.17)           (6.42)               --
1998          $43.46         0.19           7.67         7.86        (0.17)           (1.21)            (0.18)
1997          $33.96         0.19          11.63        11.82        (0.20)           (2.12)               --
1996          $30.81         0.31           4.73         5.04        (0.33)           (1.56)               --
HUNTINGTON INCOME EQUITY FUND
2001(H)       $35.31         0.55           1.35         1.90        (0.58)              --                --
2000          $36.72         1.11          (0.70)        0.41        (1.14)           (0.68)               --
1999          $40.86         1.03          (3.85)       (2.82)       (1.03)           (0.27)            (0.02)
1998          $36.29         0.98           5.29         6.27        (0.99)           (0.71)               --
1997(E)       $31.20         0.65           5.72         6.37        (0.63)           (0.65)               --
HUNTINGTON ROTATING INDEX FUND
2001(I)       $10.00         0.01          (0.32)       (0.31)          --               --                --
HUNTINGTON DIVIDEND CAPTURE FUND
2001(J)       $10.00         0.19           0.29         0.48        (0.17)              --                --
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(J)       $10.00        (0.01)         (1.05)       (1.06)       (0.01)              --                --
HUNTINGTON MID CORP AMERICA FUND
2001(J)       $10.00         0.02           0.31         0.33        (0.02)              --                --
HUNTINGTON NEW ECONOMY FUND
2001(J)       $10.00         0.01           0.48         0.49        (0.02)              --                --
INVESTMENT B SHARES
HUNTINGTON GROWTH FUND
2001(H)       $50.17        (0.04)         (7.41)       (7.45)          --               --                --
2000(F)       $50.06        (0.04)          0.87         0.83           --            (0.72)               --
HUNTINGTON INCOME EQUITY FUND
2001(H)       $35.20         0.57           1.24         1.81        (0.47)              --                --
2000(G)       $35.83         0.53           0.21         0.74        (0.69)           (0.68)               --
HUNTINGTON DIVIDEND CAPTURE FUND
2001(J)       $10.00         0.19           0.27         0.46        (0.16)              --                --
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(J)       $10.00        (0.01)         (1.05)       (1.06)       (0.01)              --                --
HUNTINGTON MID CORP AMERICA FUND
2001(J)       $10.00         0.00           0.32         0.32        (0.01)              --                --
HUNTINGTON NEW ECONOMY FUND
2001(J)       $10.00         0.00           0.46         0.46        (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------

(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) NOT ANNUALIZED.
(D) COMPUTED ON AN ANNUALIZED BASIS
(E) REFLECTS  OPERATIONS FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS OF INVESTMENT A SHARES,  FORMERLY  INVESTMENT
    SHARES.)
(F) HUNTINGTON GROWTH FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
(G) HUNTINGTON INCOME EQUITY FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
(H) SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED). RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
(I) TWO MONTHS ENDED JUNE 30, 2001  (UNAUDITED)  (COMMENCED  OPERATIONS ON MAY 1, 2001).  RETURNS ARE FOR THE PERIOD INDICATED AND
    HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(J) FOUR MONTHS ENDED JUNE 30, 2001 (UNAUDITED)  (COMMENCED OPERATIONS ON MARCH 1, 2001). RETURNS ARE FOR THE PERIOD INDICATED AND
    HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


52

       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               RATIO TO AVERAGE NET ASSETS
                                                        ----------------------------------------
                              NET ASSET                                           EXPENSE WAIVER   NET ASSETS,
                               VALUE,                                     NET       REDUCTION/       END OF        PORTFOLIO
YEAR ENDED        TOTAL        END OF        TOTAL                    INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DECEMBER 31,  DISTRIBUTIONS    PERIOD     RETURN (A)    EXPENSES     INCOME/(LOSS)      (B)       (000 OMITTED)      RATE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
HUNTINGTON GROWTH FUND
2001(H)              --        $43.06     (14.61)%        1.25%        (0.34)%           0.10%      $12,856             7%
2000              (0.75)       $50.43       3.50%         1.09%        (0.24)%           0.03%      $15,665            24%
1999              (6.59)       $49.47      13.25%         1.07%         0.33%              --       $17,290            10%
1998              (1.56)       $49.76      18.25%         1.04%         0.37%              --       $16,501            11%
1997              (2.32)       $43.46      35.04%         1.05%         0.48%              --       $ 5,485            12%
1996              (1.89)       $33.96      16.43%         1.08%         0.93%              --       $ 4,285            21%
HUNTINGTON INCOME EQUITY FUND
2001(H)           (0.58)       $36.63       5.47%         1.24%         3.07%            0.10%      $ 2,026            21%
2000              (1.82)       $35.31       1.27%         1.10%         3.14%            0.03%      $ 1,862            41%
1999              (1.32)       $36.72      (7.00)%        1.07%         2.68%              --       $ 1,667            20%
1998              (1.70)       $40.86      17.56%         1.06%         2.58%              --       $ 1,885            13%
1997(E)           (1.28)       $36.29      16.09%(C)      1.08%(D)      2.76%(D)           --       $   279            24%
HUNTINGTON ROTATING INDEX FUND
2001(I)              --        $ 9.69      (3.10)%        2.20%         2.28%              --       $    94             0%
HUNTINGTON DIVIDEND CAPTURE FUND
2001(J)           (0.17)       $10.31       4.93%         1.97%         7.41%            0.05%      $   774            52%
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(J)           (0.01)       $ 8.93     (10.60)%        2.05%         0.63%            0.05 %      $   547            65%
HUNTINGTON MID CORP AMERICA FUND
2001(J)           (0.02)       $10.31       3.30%         1.66%         0.50%            0.05%      $   120             4%
HUNTINGTON NEW ECONOMY FUND
2001(J)           (0.02)       $10.47       4.89%         2.16%         0.26%            0.05%      $    71            15%
INVESTMENT B SHARES
HUNTINGTON GROWTH FUND
2001(H)              --        $42.72     (14.85)%        1.85%        (1.04)%             --       $ 1,135             7%
2000(F)           (0.72)       $50.17       1.70%         1.86%        (0.89)%             --       $    87            24%
HUNTINGTON INCOME EQUITY FUND
2001(H)           (0.47)       $36.54       5.20%         1.84%         1.57%              --       $   339            21%
2000(G)           (1.37)       $35.20       2.16%         1.96%         2.25%              --       $     1            41%
HUNTINGTON DIVIDEND CAPTURE FUND
2001(J)           (0.16)       $10.30       4.64%         2.52%         7.62%              --       $   792            52%
HUNTINGTON INTERNATIONAL EQUITY FUND
2001(J)           (0.01)       $ 8.93     (10.64)%        2.60%        (0.47)%             --       $    64            65%
HUNTINGTON MID CORP AMERICA FUND
2001(J)           (0.01)       $10.31       3.17%         2.21%        (0.15)              --       $   485             4%
HUNTINGTON NEW ECONOMY FUND
2001(J)           (0.01)       $10.45       4.68%         2.71%        (0.40)%             --       $   198            15%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FIXED INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  DISTRIBUTIONS TO
                                       NET REALIZED             DISTRIBUTIONS TO    SHAREHOLDERS
                NET ASSET                   AND                   SHAREHOLDERS        FROM NET
                 VALUE,        NET      UNREALIZED   TOTAL FROM     FROM NET        REALIZED GAIN
YEAR ENDED      BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT    INVESTMENT       ON INVESTMENT         TOTAL
DECEMBER 31,(+) OF PERIOD    INCOME     INVESTMENTS  OPERATIONS      INCOME         TRANSACTIONS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MORTGAGE SECURITIES FUND
2001(K)         $ 8.11         0.22          0.09          0.31        (0.21)              --            (0.21)
2000            $ 7.86         0.49          0.25          0.74        (0.49)              --            (0.49)
1999            $ 8.25         0.47         (0.39)         0.08        (0.47)              --            (0.47)
1998 (C)        $ 8.24         0.50          0.01          0.51        (0.50)              --            (0.50)
1997(D)         $ 8.06         0.52          0.16          0.68        (0.50)              --            (0.50)
1996(D)         $ 8.09         0.55         (0.04)         0.51        (0.54)              --            (0.54)
HUNTINGTON OHIO TAX-FREE FUND
2001(K)         $21.32         0.45          0.01          0.46        (0.46)              --            (0.46)
2000            $20.68         0.97          0.64          1.61        (0.97)              --            (0.97)
1999            $21.83         0.95         (1.15)        (0.20)       (0.94)           (0.01)           (0.95)
1998            $21.74         0.98          0.11          1.09        (0.98)           (0.02)           (1.00)
1997            $21.49         1.01          0.27          1.28        (1.02)           (0.01)           (1.03)
1996            $21.77         1.01         (0.28)         0.73        (1.01)              --            (1.01)
HUNTINGTON MICHIGAN TAX-FREE FUND
2001(K)         $10.71         0.23          0.02          0.25        (0.23)              --            (0.23)
2000            $10.44         0.48          0.29          0.77        (0.49)           (0.01)           (0.50)
1999            $10.99         0.49         (0.55)        (0.06)       (0.49)              --            (0.49)
1998(E)         $10.97         0.29          0.06          0.35        (0.31)           (0.02)           (0.33)
1998(F)         $10.89         0.25          0.06          0.31        (0.23)              --            (0.23)
1997(G)         $10.79         0.50          0.10          0.60        (0.50)              --            (0.50)
1996(G)         $10.79         0.50            --          0.50        (0.50)              --            (0.50)
HUNTINGTON FIXED INCOME SECURITIES FUND
2001(K)         $20.25         0.58         (0.34)         0.24        (0.60)              --            (0.60)
2000            $19.74         1.29          0.53          1.82        (1.31)              --            (1.31)
1999            $21.78         1.23         (2.05)        (0.82)       (1.22)              --            (1.22)
1998            $21.41         1.26          0.65          1.91        (1.26)           (0.28)           (1.54)
1997            $20.94         1.31          0.47          1.78        (1.31)              --            (1.31)
1996            $21.78         1.34         (0.83)         0.51        (1.35)              --            (1.35)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2001(K)         $10.22         0.27         (0.15)         0.12        (0.29)              --            (0.29)
2000            $ 9.76         0.57          0.47          1.04        (0.58)              --            (0.58)
1999            $10.42         0.55         (0.66)        (0.11)       (0.55)              --            (0.55)
1998(E)         $10.23         0.33          0.21          0.54        (0.35)              --            (0.35)
1998(F)         $10.16         0.29          0.04          0.33        (0.26)              --            (0.26)
1997(G)         $10.13         0.59          0.02          0.61        (0.58)              --            (0.58)
1996(G)         $10.24         0.59         (0.10)         0.49        (0.60)              --            (0.60)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
2001(K)         $19.52         0.56         (0.12)         0.44        (0.57)              --            (0.57)
2000            $19.24         1.16          0.29          1.45        (1.17)              --            (1.17)
1999            $20.13         1.10         (0.90)         0.20        (1.09)              --            (1.09)
1998            $20.04         1.15          0.24          1.39        (1.15)           (0.15)           (1.30)
1997            $19.96         1.19          0.08          1.27        (1.19)              --            (1.19)
1996            $20.35         1.17         (0.37)         0.80        (1.19)              --            (1.19)
---------------------------------------------------------------------------------------------------------------------------

(+) IN 1998, THE FISCAL YEAR END OF HUNTINGTON  MICHIGAN  TAX-FREE AND HUNTINGTON  INTERMEDIATE  GOVERNMENT  FUND WAS CHANGED FROM
    NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH OTHER HUNTINGTON FUNDS.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(D) PER SHARE INFORMATION  PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES  OUTSTANDING DUE TO LARGE  FLUCTUATIONS IN
    THE NUMBER OF SHARES (0.50) OUTSTANDING DURING THE PERIOD.
(E) SEVEN MONTHS ENDED DECEMBER 31.
(F) SIX MONTHS ENDED MAY 31.
(G) YEAR ENDED NOVEMBER 30.
(H) NOT ANNUALIZED.
(I) EXPENSE RATIOS REFLECT THE OPERATING EXPENSE IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(J) COMPUTED ON AN ANNUALIZED BASIS.
(K) SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED).  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
(L) TOTAL RETURN WOULD HAVE BEEN 1.25% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
(M) TOTAL RETURN WOULD HAVE BEEN 1.19% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
(N) TOTAL RETURN WOULD HAVE BEEN 2.30% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

54       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET ASSETS
                                                           ----------------------------------------
                               NET ASSET                                              EXPENSE WAIVER   NET ASSETS,
                 PAYMENTS       VALUE,                                        NET       REDUCTION/       END OF       PORTFOLIO
YEAR ENDED          BY          END OF          TOTAL                     INVESTMENT   REIMBURSEMENT     PERIOD       TURNOVER
DECEMBER 31,(+) AFFILIATES      PERIOD       RETURN (A)     EXPENSES        INCOME          (B)       (000 OMITTED)     RATE
--------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
HUNTINGTON MORTGAGE SECURITIES FUND
2001(K)             --             $ 8.21       3.91%        0.96%          5.46%          0.10%         $ 34,228         5%
2000                --             $ 8.11       9.87%        0.76%          6.24%          0.09%         $ 31,849         9%
1999                --             $ 7.86       1.01%        0.95%          5.81%          0.20%         $ 32,193        20%
1998 (C)            --             $ 8.25       6.41%        0.63%          6.09%          0.20%         $ 34,991        17%
1997(D)             --             $ 8.24       8.77%        0.66%          6.39%          0.20%         $ 37,057        63%
1996(D)             --             $ 8.06       6.56%        0.67%          6.86%          0.29%         $ 39,566        90%
HUNTINGTON OHIO TAX-FREE FUND
2001(K)             --             $21.32       2.15%        0.93%          4.23%          0.10%         $ 47,397        40%
2000                --             $21.32       8.01%        0.85%          4.62%          0.03%         $ 48,408         1%
1999                --             $20.68      (0.92)%       0.82%          4.44%            --          $ 52,723        11%
1998                --             $21.83       5.16%        0.73%          4.50%            --          $ 63,148         9%
1997                --             $21.74       6.11%        0.72%          4.72%            --          $ 64,325        14%
1996                --             $21.49       3.48%        0.76%          3.48%            --          $ 64,799         6%
HUNTINGTON MICHIGAN TAX-FREE FUND
2001(K)             --             $10.73       2.38%        1.03%          4.25%          0.10%         $ 16,046        57%
2000                --             $10.71       7.53%        0.83%          4.60%          0.05%         $ 16,392         0%
1999                --             $10.44      (0.54)%       0.74%          4.57%          0.07%         $ 20,809         6%
1998(E)             --             $10.99       3.31%(H)     0.67%(J)       4.57%(J)       0.07%(J)      $ 23,995         7%
1998(F)             --             $10.97       2.86%(H)     0.75%(I)(J)    4.55%(J)       0.14%(J)      $ 27,440         2%
1997(G)             --             $10.89       5.73%        0.73%          4.66%          0.27%         $ 24,954         7%
1996(G)             --             $10.79       4.78%        0.68%          4.72%          0.37%         $ 23,082        16%
HUNTINGTON FIXED INCOME SECURITIES FUND
2001(K)           0.39             $20.28       3.18%(L)     0.92%          5.77%          0.08%         $147,327       101%
2000                --             $20.25       9.56%        0.76%          6.53%          0.03%         $157,978        28%
1999                --             $19.74      (3.84)%       0.74%          5.99%            --          $150,787        44%
1998                --             $21.78       9.18%        0.70%          5.78%            --          $168,453        47%
1997                --             $21.41       8.83%        0.70%          6.26%            --          $153,374       116%
1996                --             $20.94       2.56%        0.74%          6.39%            --          $144,038        16%
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2001(K)           0.18             $10.23       2.95%(M)     0.94%          5.32%          0.10%         $ 74,189        34%
2000                --             $10.22      11.03%        0.77%          5.77%          0.04%         $ 75,342        24%
1999                --             $ 9.76      (1.09)%       0.73%          5.45%          0.05%         $ 99,566        14%
1998(E)             --             $10.42       5.34%(H)     0.69%(J)       5.38%(J)       0.05%(J)      $109,261         7%
1998(F)             --             $10.23       3.33%(H)     0.76%(I)(J)    5.67%(J)       0.02%(J)      $116,317        14%
1997(G)             --             $10.16       6.27%        0.79%          5.91%            --          $115,064        28%
1996(G)             --             $10.13       4.97%        0.79%          5.89%            --          $108,047        16%
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
2001(K)           0.37             $19.76       4.19%(N)     0.87%          5.66%          0.10%         $111,246        42%
2000                --             $19.52       7.83%        0.73%          6.01%          0.03%         $115,511        29%
1999                --             $19.24       1.05%        0.73%          5.60%            --          $113,341        92%
1998                --             $20.13       7.13%        0.71%          5.68%            --          $127,715        61%
1997                --             $20.04       6.56%        0.71%          5.94%            --          $126,845       160%
1996                --             $19.96       4.08%        0.72%          5.83%            --          $125,514        39%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 DISTRIBUTIONS TO
                                        NET REALIZED            DISTRIBUTIONS TO   SHAREHOLDERS
                 NET ASSET                   AND                  SHAREHOLDERS       FROM NET
                  VALUE,        NET      UNREALIZED   TOTAL FROM    FROM NET       REALIZED GAIN
YEAR ENDED       BEGINNING  INVESTMENT   GAIN/(LOSS)  INVESTMENT   INVESTMENT      ON INVESTMENT       TOTAL
DECEMBER 31,(+)  OF PERIOD    INCOME     INVESTMENTS  OPERATIONS     INCOME        TRANSACTIONS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
HUNTINGTON MORTGAGE SECURITIES FUND
2000(L)             $ 8.14      0.21          0.08          0.29        (0.20)           --           (0.20)
2000                $ 7.89      0.49          0.23          0.72        (0.47)           --           (0.47)
1999                $ 8.27      0.45         (0.38)         0.07        (0.45)           --           (0.45)
1998(C)             $ 8.26      0.48          0.01          0.49        (0.48)           --           (0.48)
1997(D)             $ 8.08      0.50          0.17          0.67        (0.49)           --           (0.49)
1996(D)             $ 8.12      0.53         (0.04)         0.49        (0.53)           --           (0.53)
HUNTINGTON OHIO TAX-FREE FUND
2000(L)             $21.31      0.42          0.01          0.43        (0.43)           --           (0.43)
2000                $20.67      0.92          0.64          1.56        (0.92)           --           (0.92)
1999                $21.82      0.87         (1.12)        (0.25)       (0.89)        (0.01)          (0.90)
1998                $21.73      0.93          0.11          1.04        (0.93)        (0.02)          (0.95)
1997                $21.48      0.98          0.25          1.23        (0.97)        (0.01)          (0.98)
1996                $21.77      0.96         (0.29)         0.67        (0.96)           --           (0.96)
HUNTINGTON MICHIGAN TAX-FREE FUND
2000(L)             $10.71      0.21          0.03          0.24        (0.22)           --           (0.22)
2000                $10.44      0.46          0.28          0.74        (0.46)        (0.01)          (0.47)
1999                $10.99      0.46         (0.55)        (0.09)       (0.46)           --           (0.46)
1998(E)             $10.97      0.28          0.06          0.34        (0.30)        (0.02)          (0.32)
1998(F)             $10.89      0.24          0.06          0.30        (0.22)           --           (0.22)
1997(G)             $10.79      0.47          0.10          0.57        (0.47)           --           (0.47)
1996(G)             $10.79      0.48            --          0.48        (0.48)           --           (0.48)
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(L)             $20.25      0.56         (0.35)         0.21        (0.57)           --           (0.57)
2000                $19.74      1.24          0.53          1.77        (1.26)           --           (1.26)
1999                $21.78      1.08         (1.95)        (0.87)       (1.17)           --           (1.17)
1998                $21.41      1.20          0.66          1.86        (1.21)        (0.28)          (1.49)
1997                $20.95      1.25          0.47          1.72        (1.26)           --           (1.26)
1996                $21.78      1.29         (0.83)         0.46        (1.29)           --           (1.29)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000(L)             $10.22      0.26         (0.15)         0.11        (0.28)           --           (0.28)
2000                $ 9.76      0.54          0.47          1.01        (0.55)           --           (0.55)
1999                $10.42      0.54         (0.68)        (0.14)       (0.52)           --           (0.52)
1998(E)             $10.24      0.31          0.20          0.51        (0.33)           --           (0.33)
1998(F)             $10.16      0.28          0.05          0.33        (0.25)           --           (0.25)
1997(G)             $10.13      0.57          0.02          0.59        (0.56)           --           (0.28)
1996(G)             $10.24      0.57         (0.10)         0.47        (0.58)           --           (0.28)
INVESTMENT B SHARES
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(L)             $20.25      0.56         (0.40)         0.16        (0.54)           --           (0.54)
2000(K)             $19.56      0.75          0.73          1.48        (0.79)           --           (0.79)
---------------------------------------------------------------------------------------------------------------------------

(+) IN 1998, THE FISCAL YEAR END OF HUNTINGTON MICHIGAN TAX-FREE AND HUNTINGTON INTERMEDIATE GOVERNMENT FUND WAS CHANGED FROM
    NOVEMBER 30 TO MAY 31, AND SUBSEQUENTLY TO DECEMBER 31 TO COINCIDE WITH THE OTHER HUNTINGTON FUNDS.
(A) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES LOAD OR CONTINGENT DEFERRED SALES LOAD, IF APPLICABLE.
(B) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS.
(C) EFFECTIVE APRIL 24, 1998, PIPER CAPITAL MANAGEMENT, INC. CEASED TO SERVE AS THE SUBADVISER FOR MORTGAGE SECURITIES FUND.
(D) PER SHARE INFORMATION  PRESENTED IS BASED UPON THE MONTHLY AVERAGE NUMBER OF SHARES  OUTSTANDING DUE TO LARGE FLUCTUATIONS IN
    THE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(E) SEVEN MONTHS ENDED DECEMBER 31.
(F) SIX MONTHS ENDED MAY 31.
(G) YEAR ENDED NOVEMBER 30.
(H) NOT ANNUALIZED.
(I) EXPENSE RATIOS REFLECT THE OPERATING EXPENSES IN EFFECT DURING THE PERIOD PRIOR TO AND SUBSEQUENT TO THE REORGANIZATION.
(J) COMPUTED ON AN ANNUALIZED BASIS.
(K) HUNTINGTON FIXED INCOME SECURITIES FUND INVESTMENT B SHARES COMMENCED OPERATIONS MAY 1, 2000.
(L) SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED).  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
(M) TOTAL RETURN WOULD HAVE BEEN 1.13% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
(N) TOTAL RETURN WOULD HAVE BEEN 0.96% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
(O) TOTAL RETURN WOULD HAVE BEEN 0.82% WITHOUT THE PAYMENTS BY AFFILIATES, SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

56       (See notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET ASSETS
                                                           ----------------------------------------
                                 NET ASSET                                            EXPENSE WAIVER   NET ASSETS,
                 PAYMENTS         VALUE,                                      NET       REDUCTION/       END OF        PORTFOLIO
YEAR ENDED          BY            END OF         TOTAL                    INVESTMENT   REIMBURSEMENT     PERIOD        TURNOVER
DECEMBER 31,(+) AFFILIATES        PERIOD      RETURN (A)    EXPENSES        INCOME          (B)       (000 OMITTED)      RATE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
HUNTINGTON MORTGAGE SECURITIES FUND
2000(L)              --            $ 8.23        3.65%        1.21%          5.21%          0.10%      $   838             5%
2000                 --            $ 8.14        9.55%        1.01%          6.01%          0.19%      $   779             9%
1999                 --            $ 7.89        0.88%        1.45%          5.54%          0.45%      $ 1,025            20%
1998(C)              --            $ 8.27        6.09%        0.88%          5.84%          0.45%      $ 1,068            17%
1997(D)              --            $ 8.26        8.54%        0.91%          6.16%          0.45%      $ 1,082            63%
1996(D)              --            $ 8.08        6.25%        0.92%          6.57%          0.53%      $ 1,666            90%
HUNTINGTON OHIO TAX-FREE FUND
2000(L)              --            $21.31        2.03%        1.18%          3.98%          0.10%      $ 1,662            40%
2000                 --            $21.31        7.73%        1.10%          4.37%          0.03%      $ 1,119             1%
1999                 --            $20.67       (1.17)%       1.07%          4.44%            --       $ 1,310            11%
1998                 --            $21.82        4.90%        0.98%          4.25%            --       $ 1,519             9%
1997                 --            $21.73        5.88%        0.97%          4.47%            --       $ 1,468            14%
1996                 --            $21.48        3.20%        1.01%          3.24%            --       $ 1,900             6%
HUNTINGTON MICHIGAN TAX-FREE FUND
2000(L)              --            $10.73        2.26%        1.28%          4.00%          0.10%      $ 5,714            57%
2000                 --            $10.71        7.27%        1.09%          4.34%          0.05%      $ 6,059             0%
1999                 --            $10.44       (0.77)%       0.98%          4.33%          0.07%      $ 7,183             6%
1998(E)              --            $10.99        3.14%(H)     0.92%(J)       4.32%(J)       0.07%(J)   $ 8,764             7%
1998(F)              --            $10.97        2.75%(H)     1.00%(I)(J)    4.30%(J)       0.21%(J)   $ 9,946             2%
1997(G)              --            $10.89        5.47%        0.98%          4.41%          0.37%      $ 9,426             7%
1996(G)              --            $10.79        4.61%        0.84%          4.55%          0.56%      $ 9,050            16%
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(L)            0.39            $20.28        3.06%(M)     1.17%          5.51%          0.10%      $ 1,145           101%
2000                 --            $20.25        9.27%        1.01%          6.29%          0.02%      $ 1,132            28%
1999                 --            $19.74       (4.07)%       1.06%          5.65%            --       $ 1,293            44%
1998                 --            $21.78        8.93%        0.95%          5.53%            --       $ 1,586            47%
1997                 --            $21.41        8.54%        0.95%          6.01%            --       $ 1,615           116%
1996                 --            $20.95        2.32%        0.99%          6.12%            --       $ 1,851            16%
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
2000(L)            0.18            $10.23        2.72%(N)     1.19%          5.07%          0.10%      $ 1,743            34%
2000                 --            $10.22       10.74%        1.02%          5.52%          0.04%      $ 1,705            24%
1999                 --            $ 9.76       (1.33)%       0.74%          5.46%          0.04%      $ 2,055            14%
1998(E)              --            $10.42        5.06%(H)     0.94%(K)       5.13%(J)       0.05%(J)   $ 3,084             7%
1998(F)              --            $10.24        3.31%(H)     1.01%(I)(K)    5.42%(J)       0.09%(J)   $ 3,217            14%
1997(G)              --            $10.16        5.99%        1.04%          5.66%          0.10%      $ 3,518            28%
1996(G)              --            $10.13        4.80%        0.95%          5.73%          0.19%      $ 5,230            16%
INVESTMENT B SHARES  --            $10.24       12.64%        0.78%          6.09%            --       $ 7,610            27%
HUNTINGTON FIXED INCOME SECURITIES FUND
2000(L)            0.39            $20.26        2.75%(O)     1.77%          4.79%            --       $   182           101%
2000(K)              --            $20.25        7.72%        1.68%          5.73%            --       $     2            28%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMBINED NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2001 (UNAUDITED)


(1) ORGANIZATION

THE HUNTINGTON FUNDS, FORMERLY KNOWN AS THE MONITOR FUNDS, (THE "TRUST") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "ACT"), AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AS OF JUNE 30, 2001, THE TRUST CONSISTED OF THIRTEEN DIVERSIFIED AND FOUR NON-DIVERSIFIED PORTFOLIOS (INDIVIDUALLY REFERRED TO AS A "FUND", OR COLLECTIVELY AS THE "FUNDS") AS
FOLLOWS:

   HUNTINGTON MONEY MARKET FUND ("MONEY MARKET")
   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
     ("OHIO MUNICIPAL MONEY MARKET")*
   HUNTINGTON FLORIDA TAX-FREE MONEY FUND
     ("FLORIDA TAX-FREE MONEY")*
   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
      ("U.S. TREASURY MONEY MARKET")
   HUNTINGTON GROWTH FUND ("GROWTH")
   HUNTINGTON INCOME EQUITY FUND ("INCOME EQUITY")
   HUNTINGTON ROTATING INDEX FUND ("ROTATING INDEX")
   HUNTINGTON DIVIDEND CAPTURE FUND ("DIVIDEND CAPTURE") HUNTINGTON INTERNATIONAL EQUITY FUND ("INTERNATIONAL EQUITY") HUNTINGTON MID CORP AMERICA FUND ("MID CORP AMERICA") HUNTINGTON NEW ECONOMY FUND ("NEW ECONOMY")
   HUNTINGTON MORTGAGE SECURITIES FUND ("MORTGAGE SECURITIES") HUNTINGTON OHIO TAX-FREE FUND ("OHIO TAX-FREE")*
   HUNTINGTON MICHIGAN TAX-FREE FUND ("MICHIGAN TAX-FREE")*+ HUNTINGTON FIXED INCOME SECURITIES FUND ("FIXED INCOME") HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
     ("INTERMEDIATE GOVERNMENT INCOME")+
   HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
     ("SHORT/INTERMEDIATE FIXED INCOME")

   *NON-DIVERSIFIED PORTFOLIO

THE FUNDS OFFER UP TO THREE CLASSES OF SHARES: TRUST SHARES, INVESTMENT A SHARES (FORMERLY KNOWN AS INVESTMENT SHARES) AND INVESTMENT B SHARES. ALL OF THE FUNDS OFFER TRUST SHARES AND INVESTMENT A SHARES, EXCEPT SHORT/INTERMEDIATE FIXED INCOME ONLY OFFERS TRUST SHARES. IN ADDITION, MONEY MARKET, GROWTH, INCOME EQUITY, DIVIDEND CAPTURE, INTERNATIONAL EQUITY, MID CORP AMERICA, NEW ECONOMY AND FIXED INCOME EACH OFFER INVESTMENT B SHARES. TRUST SHARES CARRY NO SALES CHARGES AND ARE NOT SUBJECT TO RULE 12B-1 FEES. TRUST SHARES ARE ONLY OFFERED TO FIDUCIARY, ADVISORY, AGENCY AND OTHER SIMILAR CLIENTS OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR CORRESPONDENT BANKS. INVESTMENT A SHARES ARE OFFERED TO ALL TYPES OF INVESTORS, CARRY A FRONT-END SALES CHARGE, EXCEPT WITH RESPECT TO THE MONEY MARKET FUNDS, AND ARE SUBJECT TO 12B-1 FEES OF 0.25%. INVESTMENT B SHARES ARE ALSO OFFERED TO ALL TYPES OF INVESTORS, CARRY A CONTINGENT DEFERRED SALES CHARGE, AND ARE SUBJECT TO 12B-1 FEES OF 1.00%.

THE ASSETS OF EACH FUND ARE SEGREGATED, AND A SHAREHOLDER'S INTEREST IS LIMITED TO THE FUND AND TO THE CLASS IN WHICH SHARES ARE HELD.

+FMB MICHIGAN TAX-FREE BOND FUND AND FMB INTERMEDIATE GOVERNMENT INCOME FUND WERE REORGANIZED INTO MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME, RESPECTIVELY, IN 1998. BECAUSE THE TWO FMB FUNDS WERE TREATED AS ACCOUNTING SURVIVORS IN THE REORGANIZATION, HISTORICAL INFORMATION RELATING TO THESE FUNDS IS INCLUDED HEREIN WITH INFORMATION FOR MICHIGAN TAX-FREE AND INTERMEDIATE GOVERNMENT INCOME.

(2) SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY EACH FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THESE POLICIES ARE IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA ("GAAP"). THE PREPARATION OF FINANCIAL STATEMENTS IN ACCORDANCE WITH GAAP REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS AND DISCLOSURES IN THE STATEMENTS AS WELL AS POSSIBLE CONTINGENT LIABILITIES. THE ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

A. INVESTMENT VALUATIONS

SECURITIES OF THE MONEY MARKET FUNDS (MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, U.S. TREASURY MONEY MARKET AND FLORIDA TAX-FREE MONEY) ARE VALUED USING AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE TRUST'S USE OF THE AMORTIZED COST METHOD TO VALUE THE MONEY MARKET FUNDS' PORTFOLIO SECURITIES IS CONDITIONED ON THEIR COMPLIANCE WITH RULE 2A-7 UNDER THE ACT.

EACH OF THE EQUITY FUNDS VALUES ITS SECURITIES IN CALCULATING NET ASSET VALUE AS FOLLOWS. SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR QUOTED ON THE NASDAQ NATIONAL MARKET SYSTEM ARE VALUED AT THEIR LAST-REPORTED SALE PRICE ON THE PRINCIPAL EXCHANGE OR REPORTED BY NASDAQ OR, IF THERE IS NO REPORTED SALE, AND IN THE CASE OF OVER-THE-COUNTER SECURITIES NOT INCLUDED IN THE NASDAQ NATIONAL MARKET SYSTEM, AT A BID PRICE ESTIMATED BY A PRICING SERVICE USING METHODOLOGIES APPROVED AND AUTHORIZED BY THE BOARD OF TRUSTEES (AN "AUTHORIZED PRICING SERVICE"). FOR THE INCOME FUNDS, SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET ARE VALUED AT THEIR LAST-REPORTED SALE PRICE, OR, IF THERE IS NO REPORTED SALE, AT A BID PRICE ESTIMATED BY AN AUTHORIZED PRICING SERVICE. FOR OTHER DEBT SECURITIES, INCLUDING ZERO-COUPON SECURITIES, AND FOREIGN SECURITIES, AN AUTHORIZED PRICING SERVICE IS USED.

U.S. GOVERNMENT SECURITIES HELD BY THE MORTGAGE SECURITIES FUND ARE VALUED AT THE MEAN BETWEEN THE OVER-THE-COUNTER BID AND ASKED PRICES AS FURNISHED BY AN AUTHORIZED PRICING SERVICE.

SHORT-TERM INVESTMENTS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE MAY BE VALUED AT AMORTIZED COST. INVESTMENTS IN OTHER OPEN-END INVESTMENT COMPANIES ARE VALUED AT NET ASSET VALUE.

FOR SECURITIES WHICH CANNOT BE PRICED BY AN AUTHORIZED PRICING SERVICE, THE BOARD OF TRUSTEES HAS AUTHORIZED THE TRUST'S RECORDKEEPER TO SEEK A GOOD FAITH FAIR VALUE DETERMINATION FROM A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY. IN CERTAIN CIRCUMSTANCES, IN ACCORDANCE WITH THE TRUST'S SECURITY VALUATION POLICY, THE RECORDKEEPER MAY SEEK A GOOD FAITH FAIR VALUE DETERMINATION WHERE AN AUTHORIZED PRICING SERVICE HAS PROVIDED A PRICE. THE TRUST'S SECURITY VALUATION POLICY HAS ALSO ESTABLISHED A PRICING COMMITTEE WHICH WILL PRICE A SECURITY IN THE EVENT THAT NO PRICE CAN BE OBTAINED FROM AN AUTHORIZED PRICING SERVICE, A BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY.

B. REPURCHASE AGREEMENTS

IT IS THE POLICY OF THE FUNDS TO REQUIRE THE CUSTODIAN BANK TO TAKE POSSESSION, TO HAVE LEGALLY SEGREGATED IN THE FEDERAL RESERVE BOOK ENTRY SYSTEM, OR TO HAVE SEGREGATED WITHIN THE CUSTODIAN BANK'S VAULT, ALL SECURITIES HELD AS COLLATERAL UNDER REPURCHASE AGREEMENT TRANSACTIONS. ADDITIONALLY, IT IS THE POLICY OF THE TRUST TO MONITOR, ON A DAILY BASIS,


58

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE MARKET VALUE OF EACH REPURCHASE AGREEMENT'S COLLATERAL TO ENSURE THAT THE VALUE OF COLLATERAL AT LEAST EQUALS THE REPURCHASE PRICE TO BE PAID UNDER THE REPURCHASE AGREEMENT TRANSACTION.

THE FUNDS WILL ONLY ENTER INTO REPURCHASE AGREEMENTS WITH BANKS AND OTHER RECOGNIZED FINANCIAL INSTITUTIONS, SUCH AS BROKER/DEALERS, WHICH ARE DEEMED BY THE FUNDS' ADVISER TO BE CREDITWORTHY PURSUANT TO THE GUIDELINES ESTABLISHED BY THE TRUSTEES. RISKS MAY ARISE FROM THE POTENTIAL INABILITY OF COUNTERPARTIES TO HONOR THE TERMS OF THESE AGREEMENTS. FURTHERMORE, THE FUNDS COULD RECEIVE LESS THAN THE REPURCHASE PRICE ON THE SALE OF COLLATERAL SECURITIES.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME AND EXPENSES ARE ACCRUED DAILY. BOND PREMIUM AND DISCOUNT, IF APPLICABLE, ARE AMORTIZED. FOR STRIPPED MORTGAGE BACKED SECURITIES, MORTGAGE SECURITIES USES THE CONSTANT YIELD METHOD FOR INCOME RECOGNITION PURPOSES.

INCOME, EXPENSES (OTHER THAN CLASS SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES FOR THE FUNDS ARE ALLOCATED DAILY TO EACH CLASS OF SHARES BASED UPON THE RELATIVE PROPORTION OF NET ASSETS REPRESENTED BY SUCH CLASS. DISTRIBUTION FEES ARE CHARGED DIRECTLY TO SUCH CLASS.

INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GAAP. THESE DIFFERENCES ARE PRIMARILY DUE TO THE TAX NATURE OF DISTRIBUTIONS.

D. RECLASSIFICATION OF COMPONENTS OF NET ASSETS

THE TIMING AND CHARACTERIZATION OF CERTAIN INCOME AND CAPITAL GAINS DISTRIBUTIONS ARE DETERMINED ANNUALLY IN ACCORDANCE WITH FEDERAL TAX REGULATIONS WHICH MAY DIFFER FROM ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. AS A RESULT, NET INVESTMENT INCOME (LOSS) AND NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS FOR THE REPORTING PERIOD MAY DIFFER SIGNIFICANTLY FROM DISTRIBUTIONS DURING SUCH PERIOD. THESE BOOK/TAX DIFFERENCES MAY BE TEMPORARY OR PERMANENT IN NATURE. TO THE EXTENT THESE DIFFERENCES ARE PERMANENT, THEY ARE CHARGED OR CREDITED TO PAID-IN-CAPITAL OR ACCUMULATED NET REALIZED GAIN, AS APPROPRIATE, IN THE PERIOD THAT THE DIFFERENCES ARISE.

E. DOLLAR ROLL TRANSACTIONS

MORTGAGE SECURITIES MAY ENTER INTO MORTGAGE "DOLLAR ROLLS" IN WHICH IT SELLS SECURITIES FOR DELIVERY IN THE CURRENT MONTH AND SIMULTANEOUSLY CONTRACTS WITH THE SAME COUNTERPARTY TO REPURCHASE SIMILAR (SAME TYPE, COUPON AND MATURITY) BUT NOT IDENTICAL SECURITIES ON A SPECIFIED FUTURE DATE. THE FUND WOULD BENEFIT TO THE EXTENT OF ANY DIFFERENCE BETWEEN THE PRICE RECEIVED FOR THE SECURITIES SOLD AND THE LOWER FORWARD PRICE FOR THE FUTURE PURCHASE PLUS ANY FEE INCOME RECEIVED. AS OF JUNE 30, 2001, NO FEE INCOME WAS RECEIVED FOR THE YEAR FOR DOLLAR ROLL TRANSACTIONS. THE FUND MAINTAINS A SEGREGATED ACCOUNT, THE DOLLAR VALUE OF WHICH MEETS OR EXCEEDS ITS OBLIGATIONS WITH RESPECT TO DOLLAR ROLLS.

F. FOREIGN CURRENCY TRANSLATION

THE BOOKS AND RECORDS OF INTERNATIONAL EQUITY ARE MAINTAINED IN U.S. DOLLARS. FOREIGN CURRENCY AMOUNTS ARE TRANSLATED INTO U.S. DOLLARS ON THE FOLLOWING
BASIS: (I) MARKET VALUE OF INVESTMENT SECURITIES, OTHER ASSETS AND LIABILITIES AT THE CURRENT RATE OF EXCHANGE; AND (II) PURCHASES AND SALES OF INVESTMENT SECURITIES, INCOME AND EXPENSES AT THE RELEVANT RATES OF EXCHANGE PREVAILING ON THE RESPECTIVE DATES OF SUCH TRANSACTIONS.

FOR FOREIGN EQUITY SECURITIES, INTERNATIONAL EQUITY DOES NOT ISOLATE THAT PORTION OF GAINS AND LOSSES ON INVESTMENT SECURITIES THAT IS DUE TO CHANGES IN THE FOREIGN EXCHANGE RATES FROM THAT WHICH IS DUE TO CHANGES IN MARKET PRICES OF SUCH SECURITIES.

INTERNATIONAL EQUITY REPORTS GAINS AND LOSSES ON FOREIGN CURRENCY-RELATED TRANSACTIONS AS REALIZED AND UNREALIZED GAINS AND LOSSES FOR FINANCIAL REPORTING PURPOSES, WHEREAS SUCH GAINS AND LOSSES ARE TREATED AS ORDINARY INCOME OR LOSS FOR FEDERAL INCOME TAX PURPOSES.

G. FORWARD FOREIGN CURRENCY CONTRACTS

INTERNATIONAL EQUITY MAY ENTER INTO FORWARD FOREIGN CURRENCY CONTRACTS AS HEDGES AGAINST EITHER SPECIFIC TRANSACTIONS, FUND POSITIONS OR ANTICIPATED FUND POSITIONS. THE AGGREGATE PRINCIPAL AMOUNTS OF THE CONTRACTS ARE NOT RECORDED AS INTERNATIONAL EQUITY DOES NOT INTEND TO HOLD THE CONTRACTS TO MATURITY. ALL COMMITMENTS ARE "MARKED-TO-MARKET" DAILY AT THE APPLICABLE FOREIGN EXCHANGE RATE, AND ANY RESULTING UNREALIZED GAINS OR LOSSES ARE RECORDED CURRENTLY. INTERNATIONAL EQUITY REALIZES GAINS AND LOSSES AT THE TIME FORWARD CONTRACTS ARE EXTINGUISHED. UNREALIZED GAINS OR LOSSES ON OUTSTANDING POSITIONS IN FORWARD FOREIGN CURRENCY CONTRACTS HELD AT THE CLOSE OF THE YEAR ARE RECOGNIZED AS ORDINARY INCOME OR LOSS FOR FEDERAL INCOME TAX PURPOSES.

INTERNATIONAL EQUITY HAD THE FOLLOWING FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

MATURITY       CONTRACTS TO     IN EXCHANGE     UNREALIZED
DATE          DELIVER/RECEIVE       FOR        APPRECIATION
-----------------------------------------------------------
FOREIGN CURRENCY SALES:
07/03/01      293,312,806 JPY    $2,429,119      $77,346
-----------------------------------------------------------

JPY - JAPANESE YEN


H. OPTIONS

THE EQUITY AND INCOME FUNDS MAY WRITE OPTIONS IN AN ATTEMPT TO INCREASE RETURNS OR PURCHASE OPTIONS FOR HEDGING PURPOSES. THE PREMIUM RECEIVED FROM WRITING A PUT OR CALL OPTION, INCREASES A FUND'S RETURN ON THE UNDERLYING SECURITY IN THE EVENT THAT THE OPTION EXPIRES UNEXERCISED OR IS CLOSED OUT AT A PROFIT. THE AMOUNT OF THE PREMIUM REFLECTS, AMONG OTHER THINGS, THE RELATIONSHIP BETWEEN THE EXERCISE PRICE AND THE CURRENT MARKET VALUE OF THE UNDERLYING SECURITY, THE VOLATILITY OF THE UNDERLYING SECURITY, THE AMOUNT OF TIME REMAINING UNTIL EXPIRATION, CURRENT INTEREST RATES, AND THE EFFECT OF SUPPLY AND DEMAND IN THE OPTIONS MARKET AND IN THE MARKET FOR THE UNDERLYING SECURITY. A PUT OPTION LOCKS IN THE PRICE AT WHICH A FUND MAY SELL A SECURITY IT HOLDS, THUS HEDGING AGAINST MARKET DECLINES AND A CALL OPTION LOCKS IN THE PRICE AT WHICH A FUND MAY PURCHASE A SECURITY, THUS HEDGING AGAINST INFLATION. SUCH PROTECTION IS PROVIDED DURING THE LIFE OF THE PUT OPTION SINCE THE FUND, AS HOLDER OF THE OPTION, IS ABLE TO SELL THE UNDERLYING SECURITY AT THE OPTION'S EXERCISE PRICE REGARDLESS OF ANY DECLINE IN THE UNDERLYING SECURITY'S MARKET PRICE.

BY WRITING A CALL OPTION, A FUND LIMITS ITS OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE UNDERLYING SECURITY ABOVE THE EXERCISE PRICE OF THE OPTION BUT CONTINUES TO BEAR THE RISK OF A DECLINE IN THE VALUE OF THE UNDERLYING SECURITY. BY WRITING A PUT OPTION, A FUND ASSUMES THE RISK THAT IT MAY BE REQUIRED TO PURCHASE THE UNDERLYING SECURITY FOR AN EXERCISE PRICE HIGHER THAN ITS THEN CURRENT MARKET VALUE, RESULTING IN A POTENTIAL CAPITAL LOSS UNLESS THE SECURITY SUBSTANTIALLY APPRECIATES IN VALUE.

A FUND MAY TERMINATE AN OPTION THAT IT HAS WRITTEN PRIOR TO ITS EXPIRATION BY ENTERING INTO A CLOSING PURCHASE TRANSACTION, IN WHICH IT PURCHASES


                                                                              59
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   COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


AN OFFSETTING OPTION. A FUND REALIZES A PROFIT OR LOSS FROM A CLOSING TRANSACTION IF THE COST OF THE TRANSACTION (OPTION PREMIUM PLUS TRANSACTION COSTS) IS LESS OR MORE THAN THE PREMIUM RECEIVED FROM WRITING THE OPTION. BECAUSE INCREASES IN THE MARKET PRICE OF A CALL OPTION GENERALLY REFLECT INCREASES IN THE MARKET PRICE OF THE SECURITY UNDERLYING THE OPTION, ANY LOSS RESULTING FROM A CLOSING PURCHASE TRANSACTION MAY BE OFFSET IN WHOLE OR IN PART BY UNREALIZED APPRECIATION OF THE UNDERLYING SECURITY OWNED BY A FUND.

THE FOLLOWING IS A SUMMARY OF WRITTEN OPTION TRANSACTIONS FOR DIVIDEND CAPTURE FOR THE PERIOD ENDED JUNE 30, 2001:

                                   # OF        PREMIUM
                                CONTRACTS       (000)
---------------------------------------------------------------
BALANCE AT THE BEGINNING OF PERIOD   --          --
WRITTEN                            (740)       (117)
EXPIRED                             100          18
EXERCISED                            40           8
CLOSING BUYS                        100          12
---------------------------------------------------------------
                                   (500)        (79)
---------------------------------------------------------------

I. ACCOUNTING STANDARDS ADOPTED

THE FUNDS IMPLEMENTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE, AUDITS OF INVESTMENT COMPANIES (THE "GUIDE"), AS REQUIRED ON JANUARY 1, 2001. PRIOR TO JANUARY 1, 2001, THE MICHIGAN TAX-FREE FUND AND THE OHIO TAX-FREE FUND DID NOT AMORTIZE MARKET DISCOUNTS. IN ACCORDANCE WITH THE IMPLEMENTATION OF THE NEW ACCOUNTING STANDARDS, THE MICHIGAN TAX-FREE FUND AND OHIO TAX-FREE FUND WERE REQUIRED TO RECORD A CUMULATIVE EFFECT ADJUSTMENT OF $146 AND $6,071, RESPECTIVELY, TO REFLECT THE AMORTIZATION OF MARKET DISCOUNTS THAT WERE NOT PREVIOUSLY RECORDED. THE CUMULATIVE ADJUSTMENTS WERE A RECLASSIFICATION BETWEEN NET INVESTMENT INCOME AND NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES AND THEREFORE DID NOT IMPACT TOTAL NET ASSETS OR THE NET ASSET VALUE PER SHARE OF THE MICHIGAN TAX-FREE FUND AND THE OHIO TAX-FREE FUND. THE IMPLEMENTATION OF THE NEW ACCOUNTING STANDARDS DID NOT HAVE ANY MATERIAL IMPACT ON THE RESULTS OF OPERATIONS OR FINANCIAL CONDITION OF THE FUNDS UPON ADOPTION OF THE PROVISIONS OF THE GUIDE.

J. OTHER

INVESTMENT TRANSACTIONS ARE ACCOUNTED FOR ON THE TRADE DATE.

GAINS OR LOSSES REALIZED FROM THE SALE OF SECURITIES ARE DETERMINED BY COMPARING THE IDENTIFIED COST OF THE SECURITY SOLD WITH THE NET SALES PROCEEDS.

(3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--HUNTINGTON ASSET ADVISORS, INC., THE TRUST'S INVESTMENT ADVISER AS OF MAY 12, 2001, AND PRIOR TO THAT DATE, THE HUNTINGTON NATIONAL BANK, ("THE "ADVISER"), RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE FOR EACH OF THE FUNDS AT THE FOLLOWING ANNUAL RATES: MONEY MARKET, OHIO MUNICIPAL MONEY MARKET AND FLORIDA TAX-FREE MONEY (EFFECTIVE APRIL 26, 2000):
0.30% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS OF EACH FUND, 0.25% OF THE NEXT $500 MILLION, AND 0.20% OF ANY AMOUNT OVER $1 BILLION; U.S. TREASURY MONEY MARKET: 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS; FLORIDA TAX-FREE MONEY (PRIOR TO APRIL 26, 2000): 0.50% OF THE FIRST $100 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $100 MILLION, 0.40% OF THE NEXT $100 MILLION, AND 0.375% OF ANY AMOUNT OVER $300 MILLION. INTERNATIONAL: 1.00% OF EACH FUND'S AVERAGE DAILY NET ASSETS; NEW ECONOMY: 0.85% OF EACH FUND'S AVERAGE DAILY NET ASSETS; DIVIDEND CAPTURE AND MID CORP AMERICA: 0.75% OF EACH FUND'S AVERAGE DAILY NET ASSETS; GROWTH, INCOME EQUITY, AND MICHIGAN TAX-FREE: 0.60% OF EACH FUND'S AVERAGE DAILY NET ASSETS; AND ROTATING INDEX, MORTGAGE SECURITIES, OHIO TAX-FREE, FIXED INCOME, INTERMEDIATE GOVERNMENT INCOME, AND SHORT/INTERMEDIATE FIXED INCOME: 0.50% OF EACH FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE.

SUB-ADVISORY FEE--FORT WASHINGTON SERVED AS THE SUB-ADVISER FOR THE FLORIDA TAX-FREE MONEY FUND FOR THE PERIOD PRIOR TO MAY 1, 2001. UNDER THIS AGREEMENT FORT WASHINGTON RECEIVED FROM THE ADVISER AN ANNUAL FEE EQUAL TO 0.20% OF THE FUND'S AVERAGE DAILY NET ASSETS. FEDERATED GLOBAL INVESTMENT MANAGEMENT CORPORATION (FGIM) SERVES AS THE SUB-ADVISER FOR THE INTERNATIONAL FUND. UNDER THIS AGREEMENT FGIM RECEIVED FROM THE ADVISER AN ANNUAL FEE OF 0.65% OF THE FIRST $100 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.50% OF THE NEXT $50 MILLION, AND 0.35% OF ANY AMOUNT OVER $150 MILLION.

ADMINISTRATION AND FUND ACCOUNTING FEES--HUNTINGTON NATIONAL BANK SERVES AS ADMINISTRATOR TO THE TRUST AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.11% FOR ADMINISTRATIVE SERVICES AND 0.03% FOR ACCOUNTING SERVICES OF EACH FUND'S AVERAGE NET ASSETS, PAID MONTHLY, FOR SERVICES PERFORMED UNDER THE TRUST'S ADMINISTRATION AGREEMENT. HUNTINGTON PAID MONTHLY TO SEI INVESTMENTS MUTUAL FUNDS SERVICES ("SIMFS"), UNDER A SUB-ADMINISTRATION AGREEMENT, AN ANNUAL FEE OF 0.08% OF EACH FUND'S AVERAGE NET ASSETS FOR SERVICES PERFORMED.

ADMINISTRATIVE SERVICES FEES--HUNTINGTON NATIONAL BANK ALSO PROVIDES ADMINISTRATIVE SERVICES TO THE TRUST SHARES AND INVESTMENT A SHARES PURSUANT TO AN ADMINISTRATIVE SERVICES AGREEMENT AND IS ENTITLED TO RECEIVE AN ANNUAL FEE OF 0.25% OF EACH FUND'S AVERAGE NET ASSETS, ACCRUED DAILY AND PAID QUARTERLY. THIS AGREEMENT BECAME EFFECTIVE OCTOBER 25, 2000.

DISTRIBUTION AGREEMENT--SEI INVESTMENTS DISTRIBUTION CO. ("SIDCO") ACTS AS THE TRUST'S DISTRIBUTOR PURSUANT TO A DISTRIBUTION AGREEMENT. SEI INVESTMENTS MANAGEMENT CORPORATION, A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY, IS THE OWNER OF ALL BENEFICIAL INTERESTS IN SIMFS. SIDCO IS A WHOLLY-OWNED SUBSIDIARY OF SEI INVESTMENTS COMPANY.

DISTRIBUTION PLAN--THE TRUST HAS ADOPTED A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT (THE "DISTRIBUTION PLAN"). THE DISTRIBUTION PLAN PROVIDES FOR PAYMENTS TO BE MADE TO THE TRUST'S DISTRIBUTOR (SIDCO) IN CONNECTION WITH THE PROVISION OF DISTRIBUTION AND ADMINISTRATIVE SERVICES WITH RESPECT TO THE FUNDS' INVESTMENT A SHARES AND INVESTMENT B SHARES.

IN ACCORDANCE WITH THE DISTRIBUTION PLAN, THE DISTRIBUTOR ENTERS INTO AGREEMENTS WITH BROKERS AND DEALERS RELATING TO DISTRIBUTION AND/OR ADMINISTRATIVE SERVICES WITH RESPECT TO THE INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE FUNDS. THE DISTRIBUTOR MAY ALSO ENTER INTO AGREEMENTS WITH ADMINISTRATORS (INCLUDING FINANCIAL INSTITUTIONS, FIDUCIARIES, CUSTODIANS FOR PUBLIC FUNDS, AND INVESTMENT ADVISERS) TO PROVIDE ADMINISTRATIVE SERVICES WITH RESPECT TO SUCH SHARES.

IN CONNECTION WITH THE PROVISION OF THE DISTRIBUTION AND ADMINISTRATIVE SERVICES DESCRIBED ABOVE, THE HUNTINGTON NATIONAL BANK AND THE DISTRIBUTOR PAYS BROKERS, DEALERS AND ADMINISTRATORS (INCLUDING THE HUNTINGTON INVESTMENT COMPANY) A FEE BASED ON THE AMOUNT OF THE INVESTMENT A SHARES OR INVESTMENT B SHARES OWNED BY THEIR CUSTOMERS.


60

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UNDER THE DISTRIBUTION PLAN, AMOUNTS PAID TO THE DISTRIBUTOR WITH RESPECT TO A
FUND'S INVESTMENT A SHARES MAY NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT A SHARES AND, WITH RESPECT TO A FUND'S INVESTMENT B SHARES MAY NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE FUND'S INVESTMENT B SHARES.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, AND CUSTODIAN FEES--STATE STREET BANK AND TRUST COMPANY ("STATE STREET") SERVES AS THE TRUST'S TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THE FEES PAYABLE TO STATE STREET FOR TRANSFER AGENT AND DIVIDEND DISBURSING SERVICES ARE BASED ON THE SIZE, TYPE AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

HUNTINGTON RECEIVES A FEE FOR ITS SERVICES AS THE CUSTODIAN OF THE FUNDS' INVESTMENTS AND OTHER ASSETS. FOR THE PERIOD ENDED JUNE 30, 2001, HUNTINGTON RECEIVED FEES OF APPROXIMATELY $357,000.

CONTINGENT DEFERRED SALES CHARGE (CDSC)--A CDSC IS IMPOSED ON CERTAIN REDEMPTIONS OF INVESTMENT B SHARES. THE CDSC VARIES DEPENDING ON THE NUMBER OF PERIOD FROM THE TIME OF PAYMENT FOR THE PURCHASE OF INVESTMENT B SHARES UNTIL THE REDEMPTION OF SUCH SHARES.

CONTINGENT
               FROM DATE OF             DEFERRED SALES
                 PURCHASE                   CHARGE
--------------------------------------------------------------
YEAR 1 ................................      5.00%
YEAR 2 ................................      4.00%
YEAR 3 ................................      3.00%
YEAR 4 ................................      3.00%
YEAR 5 ................................      2.00%
YEAR 6 ................................      1.00%
YEAR 7 OR LATER .......................      0.00%
--------------------------------------------------------------

OTHER AFFILIATE RELATIONSHIPS--FOR THE PERIOD ENDED JUNE 30, 2001, CERTAIN OFFICERS OF THE TRUST WERE OFFICERS OF SIMFS AND SIDCO. SUCH OFFICERS RECEIVE NO COMPENSATION FROM THE TRUST.

FOR THE PERIOD ENDED JUNE 30, 2001 $139,671 IN COMMISSIONS EARNED ON SALES OF INVESTMENT A SHARES AND INVESTMENT B SHARES OF THE VARIABLE NET ASSET VALUE FUNDS WERE PAID TO HUNTINGTON AFFILIATE BROKER/DEALERS OF THE FUNDS.

PAYMENTS BY AFFILIATES--DURING THE PERIOD ENDED JUNE 30, 2001, HUNTINGTON BANCSHARES INC. VOLUNTARILY CONTRIBUTED $4,161,828 TO THE MONEY MARKET FUND. IN ADDITION, HUNTINGTON BANCSHARES, INC. VOLUNTARILY PURCHASED SECURITIES FROM THE INTERMEDIATE GOVERNMENT INCOME, SHORT/INTERMEDIATE FIXED INCOME SECURITIES AND FIXED INCOME SECURITIES FUNDS FOR THEIR AMORTIZED COST. THE PAYMENTS BY AFFILIATES IN THE ACCOMPANYING FINANCIAL STATEMENTS REFLECT THE DIFFERENCE BETWEEN THE FAIR MARKET VALUE AND AMORTIZED COST OF THE SECURITIES. AS A RESULT OF THIS TRANSACTION, $3,116,000, $1,335,000, AND $2,226,000, OF THE FIXED
INCOME, INTERMEDIATE GOVERNMENT INCOME, AND SHORT/INTERMEDIATE FIXED INCOME FUNDS, RESPECTIVELY, WAS DEEMED AS A PAYMENT BY AFFILIATES, TO REIMBURSE THE EFFECT OF THE LOSS.

(4) INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF INVESTMENTS, EXCLUDING SHORT-TERM SECURITIES, FOR THE PERIOD ENDED JUNE 30, 2001 WERE AS FOLLOWS (ALL NUMBERS IN THOUSANDS):

                       INVESTMENT SECURITIES
                       ---------------------
                               INCOME      ROTATING
                  GROWTH       EQUITY        INDEX
----------------------------------------------------------
PURCHASES        $41,078       $45,815       $ --
SALES            $19,251       $45,564       $ --
----------------------------------------------------------

                  DIVIDEND  INTERNATIONAL   MID-CORP
                   CAPTURE     EQUITY       AMERICA
----------------------------------------------------------
PURCHASES        $18,000       $33,889      $32,529
SALES            $ 4,697       $10,813      $   673
----------------------------------------------------------

                     NEW      MORTGAGE       OHIO
                   ECONOMY   SECURITIES    TAX-FREE
----------------------------------------------------------
PURCHASES         $7,970       $4,364       $18,765
SALES             $  765       $    5       $21,746
----------------------------------------------------------

                                 FIXED
                    MICHIGAN    INCOME
                   TAX-FREE   SECURITIES
----------------------------------------------------------
PURCHASES          $12,434     $53,392
SALES              $12,315     $91,139
----------------------------------------------------------

                                 SHORT/
                 INTERMEDIATE  INTERMEDIATE
                  GOVERNMENT     FIXED
                    INCOME       INCOME
----------------------------------------------------------
PURCHASES           $ --       $40,516
SALES               $ --       $47,367
----------------------------------------------------------

                 U.S. GOVERNMENT OBLIGATIONS
                 ---------------------------
                               INCOME      ROTATING
                  GROWTH       EQUITY        INDEX
----------------------------------------------------------
PURCHASES          $ --         $ --         $ --
SALES              $ --         $ --         $ --
----------------------------------------------------------

                  DIVIDEND  INTERNATIONAL  MID-CORP
                   CAPTURE     EQUITY       AMERICA
----------------------------------------------------------
PURCHASES          $ --         $ --         $ --
SALES              $ --         $ --         $ --
----------------------------------------------------------

                     NEW      MORTGAGE       OHIO
                   ECONOMY   SECURITIES    TAX-FREE
----------------------------------------------------------
PURCHASES           $ --       $   1         $ --
SALES               $ --       $1,628        $ --
----------------------------------------------------------

                                FIXED
                   MICHIGAN    INCOME
                   TAX-FREE   SECURITIES
----------------------------------------------------------
PURCHASES            $ --      $87,727
SALES                $ --      $64,873
----------------------------------------------------------

                               SHORT/
               INTERMEDIATE  INTERMEDIATE
                GOVERNMENT      FIXED
                  INCOME       INCOME
----------------------------------------------------------
PURCHASES        $25,605      $5,077
SALES            $24,161      $   --
----------------------------------------------------------

5) INVESTMENT CONCENTRATION AND INVESTMENT RISK

OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE INVEST A SUBSTANTIAL PORTION OF THEIR ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF OHIO, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. FOR OHIO TAX-FREE, SUCH ISSUES MUST BE RATED IN ONE OF THE TOP FOUR RATING CATEGORIES BY A NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION ("NRSRO") OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. FOR OHIO MUNICIPAL MONEY MARKET, SUCH ISSUES MUST RATE IN THE HIGHEST RATING CATEGORY BY A NRSRO OR UNRATED AND DEEMED BY THE INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY.

IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATING TO THE STATE OF OHIO, AN OHIO MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE OR THE MUNICIPALITY, THE MARKET VALUE AND MARKETABILITY OF THE OHIO MUNICIPAL BONDS IN OHIO MUNICIPAL MONEY MARKET AND OHIO TAX-FREE'S PORTFOLIOS AND THE INTEREST INCOME TO THE TWO FUNDS COULD BE ADVERSELY AFFECTED.

--------------------------------------------------------------------------------
   COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MICHIGAN TAX-FREE INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF MICHIGAN, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF MICHIGAN, A MICHIGAN MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE AND MARKETABILITY OF THE MICHIGAN MUNICIPAL BONDS IN MICHIGAN TAX-FREE'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

FLORIDA TAX-FREE MONEY INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN OBLIGATIONS AND NOTES ISSUED BY THE STATE OF FLORIDA, POLITICAL SUBDIVISIONS THEREOF, AND AGENCIES, INSTRUMENTALITIES, AUTHORITIES AND DISTRICTS OF BOTH THE STATE AND ITS POLITICAL SUBDIVISIONS. IF THERE SHOULD BE A DEFAULT OR OTHER FINANCIAL CRISIS RELATED TO THE STATE OF FLORIDA, A FLORIDA MUNICIPALITY OR AN AGENCY OR INSTRUMENTALITY OF THE STATE, THE MARKET VALUE OF THE FLORIDA MUNICIPAL OBLIGATIONS IN FLORIDA TAX-FREE MONEY'S PORTFOLIO AND THE INTEREST INCOME COULD BE ADVERSELY AFFECTED.

INTERNATIONAL EQUITY INVESTS IN SECURITIES OF FOREIGN ISSUERS IN VARIOUS COUNTRIES. THESE INVESTMENTS MAY INVOLVE CERTAIN CONSIDERATIONS AND RISKS NOT TYPICALLY ASSOCIATED WITH INVESTMENTS IN THE UNITED STATES AS A RESULT OF, AMONG OTHER FACTORS, THE POSSIBILITY OF FUTURE POLITICAL AND ECONOMIC DEVELOPMENTS, LACK OF LIQUIDITY, LOW MARKET CAPITALIZATIONS, FOREIGN CURRENCY FLUCTUATIONS, AND THE LEVEL OF GOVERNMENTAL SUPERVISION AND REGULATION OF SECURITIES MARKETS IN THE RESPECTIVE COUNTRIES.

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   NOTES
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
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   NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TRUSTEES
--------------------------------------------------------------------------------


DAVID S. SCHOEDINGER

JOHN M. SHARY

THOMAS J. WESTERFIELD

WILLIAM R. WISE







      MUTUAL FUNDS, INCLUDING MONEY MARKET FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
   RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH
 MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
         SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
   PRECEDED OR ACCOMPANIED BY A PROSPECTUS WHICH CONTAINS FACTS CONCERNING THE
       FUNDS' OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER
                                  INFORMATION.

[Huntington Funds logo omitted}


HUNTINGTON ASSET ADVISORS, INC., A WHOLLY OWNED
SUBSIDIARY OF HUNTINGTON NATIONAL BANK, IS THE
INVESTMENT ADVISER OF THE HUNTINGTON FUNDS.
HUNTINGTON NATIONAL BANK IS THE ADMINISTRATOR OF
THE HUNTINGTON FUNDS. SEI INVESTMENTS DISTRIBUTION
CO. AND SEI INVESTMENTS MUTUAL FUNDS SERVICES, THE
DISTRIBUTOR AND THE SUB-ADMINISTRATOR OF THE
HUNTINGTON FUNDS, RESPECTIVELY, ARE NOT AFFILIATED
WITH HUNTINGTON ASSET ADVISORS OR HUNTINGTON
NATIONAL BANK.


         [Huntington Funds logo omitted]
                          Huntington Funds [trademark]
                  (800) 253-0412


                                                                 1400022S (6/01)